SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm	FSA-2

Financial Statements:
Separate Account No. 10 (POOLED)	FSA-4
Separate Account No. 4 (POOLED)	FSA-18
Separate Account No. 3 (POOLED)	FSA-28
Separate Account No. 66	FSA-33
Notes to Financial Statements	FSA-75

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), Separate Account No. 3 (Pooled) and Separate Account No. 66

Opinions on the Financial Statements

We have audited the accompanying (1) statements of assets and liabilities, including the portfolios of investments, of Separate Account No. 10 (Pooled), Separate Account No. 4 (Pooled), and Separate Account No.3 (Pooled) (hereafter collectively referred to as the “Pooled Separate Accounts”) as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2025, and (2) statements of assets and liabilities of each of the variable investment options of Separate Account No. 66 indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, (1) the financial position of each of the Pooled Separate Accounts as of December 31, 2025, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and (2) the financial position of each of the variable investment options of Separate Account No. 66 as of December 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 AVANTIS® U.S. LARGE CAP GROWTH(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
1290 VT EQUITY INCOME(1)	EQ/JANUS ENTERPRISE(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/JPMORGAN GROWTH STOCK(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/LARGE CAP GROWTH INDEX(1)
AMERICAN FUNDS IS® 2020 TARGET DATE FUND(2)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
AMERICAN FUNDS IS® 2025 TARGET DATE FUND(3)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
AMERICAN FUNDS IS® 2030 TARGET DATE FUND(2)	EQ/MFS INTERNATIONAL GROWTH(1)
AMERICAN FUNDS IS® 2035 TARGET DATE FUND(3)	EQ/MID CAP INDEX(1)
AMERICAN FUNDS IS® 2040 TARGET DATE FUND(2)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
AMERICAN FUNDS IS® 2045 TARGET DATE FUND(2)	EQ/MODERATE ALLOCATION(1)
AMERICAN FUNDS IS® 2050 TARGET DATE FUND(2)	EQ/MODERATE-PLUS ALLOCATION(1)
AMERICAN FUNDS IS® 2055 TARGET DATE FUND(3)	EQ/MONEY MARKET(1)
AMERICAN FUNDS IS® 2060 TARGET DATE FUND(3)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS IS® 2065 TARGET DATE FUND(2)	EQ/PIMCO ULTRA SHORT BOND(1)
AMERICAN FUNDS IS® 2070 TARGET DATE FUND(2)	EQ/QUALITY BOND PLUS(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/SMALL COMPANY INDEX(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	MULTIMANAGER CORE BOND(1)
EQ/CAPITAL GROUP RESEARCH(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	TARGET 2015 ALLOCATION(1)
EQ/CONSERVATIVE ALLOCATION(1)	TARGET 2025 ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	TARGET 2035 ALLOCATION(1)
EQ/CORE PLUS BOND(1)	TARGET 2045 ALLOCATION(1)
EQ/EQUITY 500 INDEX(1)	TARGET 2055 ALLOCATION(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
(1)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025.
(3)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025 and the period October 18, 2024 (commencement of operations) through December 31, 2024.

FSA-2

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Pooled Separate Accounts and variable investment options of Separate Account No. 66 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Pooled Separate Accounts and variable investment options of Separate Account No. 66 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the custodians and transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of Separate Account No. 10 (Pooled) since 1993. We have served as the auditor of Separate Account No. 4 (Pooled) since 1993. We have served as the auditor of Separate Account No. 3 (Pooled) since 1993. We have served as the auditor of one or more of the variable investment options of Separate Account No. 66 since 1997.

FSA-3

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $7,964,708)		$9,760,081
Long-term debt securities — at fair value (amortized cost: $6,692,176)		6,527,139
Short-term debt securities — at fair value (amortized cost: $494,519)		494,519
Cash		458,038
Foreign cash (cost: $9,593)		9,621
Interest and dividends receivable		57,502
Fees receivable from contractowners		4,863
Due from Equitable Financial’s General Account		4,861
Receivable from investment securities sold		26

Total assets		17,316,650

Liabilities:
Payable for investments securities sold		927,457
Accrued custody and bank fees		14,235
Asset management fee payable		11,288
Accrued Expenses		11,772

Total liabilities		964,752

Net Assets Attributable to Contractowners or in Accumulation		$16,351,898

	Units Outstanding	Unit Values
Institutional	0.03	$76,382.62
RIA	1,805.32	651.86
MRP	96,156.85	155.92
EPP	269.78	698.95

The accompanying notes are an integral part of these financial statements.

FSA-4

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $8,661)	$158,689
Interest	268,538

Total investment income	427,227

Expenses (Note 6):
Investment management fees	(80,913)
Custody and bank fees	(37,778)
Other operating expenses	(22,231)

Total expenses	(140,922)

Net Investment Income (Loss)	286,305

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Note 2):
Net realized gain (loss) from investments and foreign currency transactions	1,745,158
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	457,137

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	2,202,295

Net Increase (Decrease) in Net Assets Attributable to Operations	$2,488,600

The accompanying notes are an integral part of these financial statements.

FSA-5

SEPARATE ACCOUNT NO. 10 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$286,305	$304,937
Net realized gain (loss) on investments and foreign currency transactions	1,745,158	1,517,931
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	457,137	(210,256)

Net increase (decrease) in assets attributable to operations	2,488,600	1,612,612

From Contractowners Transactions:
Contributions	1,012,825	618,435
Withdrawals	(2,773,887)	(3,317,829)
Asset management fees (Note 6)	(58,224)	(58,122)
Administrative fees (Note 6)	(95,142)	(97,837)

Net increase (decrease) in net assets attributable to contractowners transactions	(1,914,428)	(2,855,353)

Increase (Decrease) in Net Assets	574,172	(1,242,741)

Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	15,777,726	17,020,467

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$16,351,898	$15,777,726

The accompanying notes are an integral part of these financial statements.

FSA-6

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2025

Company	Shares	U.S. $ Value
COMMON STOCKS — 59.7%

Information Technology — 17.2%

Communications Equipment — 0.6%
Arista Networks, Inc.(a)	285	$37,343
Cisco Systems, Inc.	790	60,854

		98,197

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. — Class A	147	19,866
Flex Ltd.(a)	1,025	61,930
Halma PLC	282	13,420
Zebra Technologies Corp. — Class A(a)	115	27,924

		123,140

IT Services – 0.6%
Accenture PLC — Class A	173	46,416
International Business Machines Corp.	80	23,697
Shopify, Inc.(a)	64	10,302
Shopify, Inc. — Class A(a)	140	22,572

		102,987

Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.(a)	119	25,485
Analog Devices, Inc.	63	17,086
Applied Materials, Inc.	173	44,459
ASML Holding NV	61	66,010
Broadcom, Inc.	530	183,433
Intel Corp.(a)	1,159	42,767
KLA Corp.	13	15,796
Lam Research Corp.	320	54,778
Micron Technology, Inc.	206	58,794
NVIDIA Corp.	2,857	532,831
NXP Semiconductors NV	49	10,636
QUALCOMM, Inc.	282	48,236
Texas Instruments, Inc.	200	34,698

		1,135,009

Software — 5.1%
Adobe, Inc.(a)	173	60,548
AppLovin Corp. — Class A(a)	24	16,172
Cadence Design Systems, Inc.(a)	33	10,315
Crowdstrike Holdings, Inc. — Class A(a)	68	31,876
Intuit, Inc.	49	32,459
Microsoft Corp.	844	408,175
Oracle Corp.	197	38,397
Palantir Technologies, Inc. — Class A(a)	287	51,014
Palo Alto Networks, Inc.(a)	83	15,289
Roper Technologies, Inc.	69	30,714
Salesforce, Inc.	220	58,280
SAP SE	238	58,238
ServiceNow, Inc.(a)	120	18,383

		829,860

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	1,765	479,833
Sandisk Corp.(a)	45	10,682
Western Digital Corp.	201	34,626

		525,141

Total Information Technology		2,814,334

Company	Shares	U.S. $ Value
Financials — 9.1%
Banks — 3.8%
Banco Bilbao Vizcaya Argentaria SA	495	$11,656
Banco Santander SA	4,187	49,518
Bank of America Corp.	1,370	75,350
BNP Paribas SA	418	39,661
Citigroup, Inc.	464	54,144
Commonwealth Bank of Australia	177	18,953
DBS Group Holdings Ltd.	900	39,443
HSBC Holdings PLC	3,710	58,574
Intesa Sanpaolo SpA	6,020	41,863
JPMorgan Chase & Co.	259	83,407
Mitsubishi UFJ Financial Group, Inc.	1,300	20,676
Resona Holdings, Inc.	1,500	14,288
Royal Bank of Canada	149	25,435
Sumitomo Mitsui Financial Group, Inc.	500	16,080
UniCredit SpA	489	40,730
Wells Fargo & Co.	393	36,628

		626,406

Capital Markets — 1.6%
Blackrock, Inc.	14	14,985
Brookfield Corp.	808	37,148
Cboe Global Markets, Inc.	44	11,044
Charles Schwab Corp. (The)	218	21,780
CME Group, Inc.	48	13,108
CVC Capital Partners PLC	565	9,489
Goldman Sachs Group, Inc. (The)	36	31,644
Jefferies Financial Group, Inc.	168	10,411
Julius Baer Group Ltd.	151	11,893
London Stock Exchange Group PLC	80	9,633
LPL Financial Holdings, Inc.	27	9,643
Morgan Stanley	126	22,369
Partners Group Holding AG	7	8,680
UBS Group AG (REG)	1,063	49,591

		261,418

Consumer Finance — 0.1%
American Express Co.	67	24,787

Financial Services — 1.4%
Berkshire Hathaway, Inc. — Class B(a)	166	83,440
Eurazeo SE	158	9,890
Fiserv, Inc.(a)	400	26,868
Mastercard, Inc. — Class A	63	35,965
Visa, Inc. — Class A	191	66,986

		223,149

Insurance — 2.2%
AIA Group Ltd.	1,400	14,371
Allianz SE (REG)	47	21,555
AXA SA	554	26,650
Beazley PLC	2,863	32,039
Everest Group Ltd.	72	24,433
F&G Annuities & Life, Inc.	63	1,933
Fidelity National Financial, Inc.	1,044	56,992
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	53	34,995
Progressive Corp. (The)	152	34,613
Prudential PLC	4,011	61,746
Willis Towers Watson PLC	28	9,201
Zurich Insurance Group AG	47	35,702

		354,230

Total Financials		1,489,990

FSA-7

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

Company	Shares	U.S. $ Value
Health Care — 6.9%
Biotechnology — 0.6%
AbbVie, Inc.	215	$49,066
Amgen, Inc.	63	20,621
Gilead Sciences, Inc.	226	27,739

		97,426

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	148	18,543
Alcon AG	307	24,521
Dexcom, Inc.(a)	164	10,885
Envista Holdings Corp.(a)	489	10,616
Intuitive Surgical, Inc.(a)	33	18,690
Medtronic PLC	455	43,707
STERIS PLC	38	9,634
Stryker Corp.	46	16,168
Terumo Corp.	600	8,689

		161,453

Health Care Providers & Services — 1.2%
CVS Health Corp.	484	38,410
Elevance Health, Inc.	147	51,531
Labcorp Holdings, Inc.	239	59,960
McKesson Corp.	13	10,664
UnitedHealth Group, Inc.	118	38,953

		199,518

Life Sciences Tools & Services — 0.4%
ICON PLC(a)	190	34,622
Thermo Fisher Scientific, Inc.	43	24,916

		59,538

Pharmaceuticals — 3.7%
AstraZeneca PLC	143	26,524
Bristol-Myers Squibb Co.	275	14,833
Eli Lilly & Co.	67	72,004
Galderma Group AG	127	25,985
GSK PLC	1,571	38,553
Haleon PLC	2,140	10,788
Johnson & Johnson	189	39,114
Merck & Co., Inc.	823	86,629
Novartis AG (REG)	403	55,751
Pfizer, Inc.	1,705	42,454
Roche Holding AG (Genusschein)	210	86,995
Royalty Pharma PLC — Class A	1,593	61,554
Sanofi SA	384	37,306
Zoetis, Inc.	81	10,191

		608,681

Total Health Care		1,126,616

Consumer Discretionary — 5.9%

Automobile Components — 0.3%
Aptiv PLC(a)	720	54,785

Automobiles — 1.5%
Honda Motor Co., Ltd.	4,700	46,057
Tesla, Inc.(a)	339	152,455
Toyota Motor Corp.	2,500	53,527

		252,039

Company	Shares	U.S. $ Value
Broadline Retail — 2.0%
Amazon.com, Inc.(a)	1,107	$255,518
Cie Financiere Richemont SA (REG)	180	39,090
Prosus NV	561	34,821

		329,429

Diversified Consumer Services — 0.1%
Service Corp. International/US	219	17,075

Hotels, Restaurants & Leisure — 0.5%
Booking Holdings, Inc.	5	26,777
Flutter Entertainment PLC(a)	48	10,322
Marriott International, Inc. — Class A	37	11,479
McDonald’s Corp.	94	28,729

		77,307

Household Durables — 0.4%
Sony Group Corp.	1,400	35,941
Taylor Morrison Home Corp.(a)	360	21,193

		57,134

Specialty Retail — 0.7%
Bath & Body Works, Inc.	436	8,755
Home Depot, Inc. (The)	70	24,087
Industria de Diseno Textil SA	183	12,109
JD Sports Fashion PLC	18,329	20,822
Lowe’s Cos., Inc.	82	19,775
TJX Cos., Inc. (The)	133	20,430

		105,978

Textiles, Apparel & Luxury Goods — 0.4%
LVMH Moet Hennessy Louis Vuitton SE	24	18,180
Tapestry, Inc.	389	49,703

		67,883

Total Consumer Discretionary		961,630

Industrials — 5.8%

Aerospace & Defense — 1.3%
Airbus SE	76	17,709
BAE Systems PLC	2,290	52,794
Boeing Co. (The)(a)	89	19,323
General Electric Co.	128	39,428
Hexcel Corp.	523	38,650
Melrose Industries PLC	6,043	47,826

		215,730

Air Freight & Logistics — 0.1%
DSV A/S	47	11,936

Building Products — 0.2%
Carrier Global Corp.	512	27,054
Otis Worldwide Corp.	111	9,696

		36,750

Commercial Services & Supplies — 0.2%
Tetra Tech, Inc.	312	10,464
Veralto Corp.	115	11,475
Waste Management, Inc.	50	10,986

		32,925

FSA-8

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

Company	Shares	U.S. $ Value
Construction & Engineering — 0.5%
AECOM	257	$24,500
MasTec, Inc.(a)	53	11,521
Shimizu Corp.	2,300	39,156
WSP Global, Inc.	54	9,790

		84,967

Electrical Equipment — 0.7%
ABB Ltd. (REG)	565	42,233
Emerson Electric Co.	76	10,087
GE Vernova, Inc.	75	49,018
Prysmian SpA	99	10,043
Rockwell Automation, Inc.	33	12,839

		124,220

Ground Transportation — 0.5%
Keisei Electric Railway Co., Ltd.	2,100	17,269
Uber Technologies, Inc.(a)	235	19,202
Union Pacific Corp.	178	41,175

		77,646

Industrial Conglomerates — 0.4%
Hitachi Ltd.	1,400	43,783
Siemens AG (REG)	74	20,785

		64,568

Machinery — 1.2%
Caterpillar, Inc.	60	34,372
CNH Industrial NV	2,319	21,381
Deere & Co.	82	38,177
PACCAR, Inc.	309	33,839
Parker-Hannifin Corp.	24	21,095
Toyota Industries Corp.	400	45,424

		194,288

Marine Transportation — 0.2%
Kirby Corp.(a)	301	33,164

Professional Services — 0.5%
Experian PLC	215	9,725
Leidos Holdings, Inc.	285	51,414
RELX PLC (London)	238	9,668
Robert Half, Inc.	294	7,985

		78,792

Total Industrials		954,986

Communication Services — 5.8%

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	1,752	43,519
Comcast Corp. — Class A	1,290	38,558
Deutsche Telekom AG (REG)	1,170	38,008
Verizon Communications, Inc.	1,067	43,459

		163,544

Entertainment — 0.7%
Netflix, Inc.(a)	555	52,037
Nintendo Co., Ltd.	200	13,519
Spotify Technology SA(a)	38	22,067
Walt Disney Co. (The)	212	24,119

		111,742

Company	Shares	U.S. $ Value
Interactive Media & Services — 3.6%
Alphabet, Inc. — Class A	670	$209,710
Alphabet, Inc. — Class C	565	177,297
Auto Trader Group PLC	3,478	27,432
Meta Platforms, Inc. — Class A	250	165,023
Rightmove PLC	1,146	8,009

		587,471

Wireless Telecommunication Services — 0.5%
SoftBank Group Corp.	400	11,228
T-Mobile US, Inc.	339	68,831

		80,059

Total Communication Services		942,816

Consumer Staples — 3.1%

Beverages — 1.0%
Anheuser-Busch InBev SA/NV	649	41,846
Asahi Group Holdings Ltd.	5,500	57,528
Coca-Cola Co. (The)	491	34,326
Coca-Cola Europacific Partners PLC	111	10,068
PepsiCo, Inc.	129	18,514

		162,282

Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	32	27,595
Dollar Tree, Inc.(a)	369	45,391
Walmart, Inc.	354	39,439

		112,425

Food Products — 0.6%
Danone SA	435	39,226
Nestle SA (REG)	404	40,153
Toyo Suisan Kaisha Ltd.	400	27,433

		106,812

Household Products — 0.2%
Procter & Gamble Co. (The)	194	27,802

Personal Care Products — 0.1%
Kenvue, Inc.	838	14,455

Tobacco — 0.5%
Altria Group, Inc.	604	34,827
British American Tobacco PLC	650	36,842
Philip Morris International, Inc.	110	17,644

		89,313

Total Consumer Staples		513,089

Energy — 1.9%

Energy Equipment & Services — 0.2%
Schlumberger NV	308	11,821
Shell PLC	299	11,053
Vallourec SACA	924	17,026

		39,900

Oil, Gas & Consumable Fuels — 1.7%
Cameco Corp.	119	10,887
Chevron Corp.	366	55,782
ConocoPhillips	100	9,361
Exxon Mobil Corp.	787	94,708
Shell PLC	2,063	76,031
TotalEnergies SE	345	22,524

		269,293

Total Energy		309,193

FSA-9

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

Company	Shares	U.S. $ Value
Materials — 1.7%

Chemicals — 0.2%
Linde PLC	35	$14,924
LyondellBasell Industries NV — Class A	224	9,699
Nissan Chemical Corp.	300	10,264

		34,887

Construction Materials — 0.3%
CRH PLC	392	48,922

Containers & Packaging — 0.1%
Smurfit WestRock PLC	275	10,634

Metals & Mining — 1.1%
Agnico Eagle Mines Ltd.	207	35,150
BHP Group Ltd.	1,308	39,678
Lundin Mining Corp.	1,143	24,599
Newmont Corp. (New York)	417	41,637
Teck Resources Ltd. — Class B	966	46,307

		187,371

Total Materials		281,814

Utilities — 1.4%

Electric Utilities — 1.3%
American Electric Power Co., Inc.	351	40,474
Constellation Energy Corp.	84	29,675
Duke Energy Corp.	286	33,522
EDP SA	10,274	47,239
Iberdrola SA	1,868	40,510
NextEra Energy, Inc.	295	23,683

		215,103

Multi-Utilities — 0.1%
Ameren Corp.	97	9,686

Total Utilities		224,789

Real Estate — 0.9%

Industrial REITs — 0.1%
STAG Industrial, Inc.	259	9,521

Office REITs — 0.1%
COPT Defense Properties	846	23,519

Real Estate Management & Development — 0.3%
CBRE Group, Inc. — Class A(a)	161	25,887
Mitsui Fudosan Co., Ltd.	1,000	11,359
Vonovia SE	317	9,137

		46,383

Specialized REITs — 0.4%
American Tower Corp.	189	33,183
Digital Realty Trust, Inc.	59	9,128
Equinix, Inc.	12	9,194
Extra Space Storage, Inc.	76	9,896

		61,401

Total Real Estate		140,824

Total Common Stocks (cost $7,964,708)		9,760,081

	Principal Amount (000)	U.S. $ Value
LONG-TERM DEBT SECURITIES — 39.9%

GOVERNMENTS — TREASURIES — 14.9%

United States — 14.9%
U.S. Treasury Bonds 1.375%, 08/15/2050	$21	$10,179
2.25%, 02/15/2052	63	38,103
2.375%, 02/15/2042	14	10,197
2.50%, 05/15/2046	7	5,155
2.75%, 08/15/2042	10	7,745
2.875%, 05/15/2043	4	3,272
2.875%, 11/15/2046	15	11,193
2.875%, 05/15/2052	35	24,567
3.00%, 05/15/2042	65	52,477
3.00%, 11/15/2044	59	45,427
3.00%, 05/15/2045	47	36,162
3.00%, 11/15/2045	6	4,372
3.00%, 08/15/2052	19	13,595
3.375%, 08/15/2042	10	8,481
3.625%, 02/15/2053	4	3,416
3.625%, 05/15/2053	47	38,435
4.00%, 11/15/2042	37	34,041
4.125%, 08/15/2053	52	45,963
4.25%, 02/15/2054	68	61,843
4.375%, 02/15/2038	32	32,559
4.375%, 08/15/2043	53	51,101
4.50%, 02/15/2036	30	31,323
4.50%, 08/15/2039	55	55,243
4.50%, 02/15/2044	29	28,165
4.50%, 11/15/2054	162	153,754
4.625%, 02/15/2040	60	60,926
4.625%, 05/15/2054	72	69,729
4.75%, 11/15/2043	49	48,773
4.75%, 11/15/2053	63	61,998
U.S. Treasury Notes 0.625%, 08/15/2030	63	54,695
1.25%, 08/15/2031	84	73,009
3.75%, 12/31/2030	42	41,765
3.875%, 12/31/2027	172	173,707
3.875%, 09/30/2029	185	186,186
4.00%, 07/31/2029	29	29,493
4.00%, 02/15/2034	83	83,199
4.125%, 07/31/2031	26	26,353
4.25%, 05/15/2035	32	32,230
4.375%, 11/30/2030	69	71,363
4.375%, 05/15/2034	92	93,695
4.50%, 05/31/2029	447	460,439
4.875%, 10/31/2030	52	55,098

Total Governments — Treasuries		2,429,426

CORPORATES – INVESTMENT GRADE — 13.2%(b)

Industrial — 8.0%

Basic — 0.3%
Glencore Funding LLC 4.907%, 04/01/2028	7	7,120
5.186%, 04/01/2030	5	5,129
5.338%, 04/04/2027	3	3,047
6.50%, 10/06/2033	3	3,311

FSA-10

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

	Principal Amount (000)	U.S. $ Value
Basic (Continued)
LYB International Finance III LLC 6.15%, 05/15/2035	$6	$6,159
Nucor Corp. 4.30%, 05/23/2027	9	9,059
Westlake Corp. 3.375%, 06/15/2030	10	9,542
WRKCo, Inc. 4.00%, 03/15/2028	14	13,965

		57,332

Capital Goods — 0.7%
Boeing Co. (The) 3.25%, 02/01/2028	17	16,713
CNH Industrial Capital LLC 5.10%, 04/20/2029	2	2,044
Flowserve Corp. 2.80%, 01/15/2032	13	11,629
John Deere Capital Corp. Series I 4.55%, 06/05/2030	15	15,252
Northrop Grumman Corp. 5.25%, 07/15/2035	6	6,212
Parker-Hannifin Corp. 3.25%, 06/14/2029	6	5,838
4.50%, 09/15/2029	12	12,169
Republic Services, Inc. 4.75%, 07/15/2030	16	16,378
RTX Corp. 4.125%, 11/16/2028	19	19,061
Waste Management, Inc. 4.50%, 03/15/2028	3	3,040
4.95%, 07/03/2027	13	13,212

		121,548

Communications – Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049	4	3,136
Cox Communications, Inc. 5.70%, 06/15/2033	6	6,047
Meta Platforms, Inc. 5.50%, 11/15/2045	2	1,944
5.55%, 08/15/2064	17	15,792
5.75%, 11/15/2065	2	1,910
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	4	4,617
Time Warner Cable LLC 4.50%, 09/15/2042	10	7,697

		41,143

Communications – Telecommunications — 0.1%
AT&T, Inc. 4.50%, 05/15/2035	7	6,724
T-Mobile USA, Inc. 3.875%, 04/15/2030	3	2,948
Verizon Communications, Inc. 2.55%, 03/21/2031	10	9,133

		18,805

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical – Automotive — 0.6%
BMW US Capital LLC 4.60%, 08/13/2027	$17	$17,173
Cummins, Inc. 5.15%, 02/20/2034	15	15,534
Ford Motor Co. 3.25%, 02/12/2032	14	12,348
General Motors Financial Co., Inc. 2.40%, 04/10/2028	4	3,851
4.90%, 10/06/2029	3	3,048
5.55%, 07/15/2029	7	7,256
Honda Motor Co., Ltd. 4.436%, 07/08/2028	15	15,131
Hyundai Capital America 5.25%, 01/08/2027	6	6,064
6.10%, 09/21/2028	10	10,461
Toyota Motor Credit Corp. 5.00%, 08/14/2026	4	4,027

		94,893

Consumer Cyclical – Entertainment — 0.0%
Hasbro, Inc. 6.05%, 05/14/2034	7	7,430

Consumer Cyclical – Other — 0.0%
DR Horton, Inc. 4.85%, 10/15/2030	3	3,064

Consumer Cyclical – Restaurants — 0.2%
McDonald’s Corp. Series G 5.00%, 05/17/2029	10	10,291
Starbucks Corp. 4.85%, 02/08/2027	15	15,132

		25,423

Consumer Cyclical – Retailers — 0.2%
AutoNation, Inc. 4.45%, 01/15/2029	5	5,014
Home Depot, Inc. (The) 4.875%, 06/25/2027	9	9,152
Ross Stores, Inc. 4.70%, 04/15/2027	20	20,065

		34,231

Consumer Non-Cyclical — 1.9%
AbbVie, Inc. 4.80%, 03/15/2027	15	15,160
Altria Group, Inc. 2.45%, 02/04/2032	2	1,769
3.40%, 05/06/2030	20	19,257
4.80%, 02/14/2029	3	3,052
Archer-Daniels-Midland Co. 4.50%, 08/15/2033	16	16,007
Astrazeneca Finance LLC 1.75%, 05/28/2028	15	14,324
Baptist Healthcare System Obligated Group Series 20B 3.54%, 08/15/2050	11	7,858
BAT Capital Corp. 4.625%, 03/22/2033	6	5,959
7.75%, 10/19/2032	4	4,673

FSA-11

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical (Continued)
Baxter International, Inc. 5.65%, 12/15/2035	$13	$13,186
Cargill, Inc. 4.125%, 10/23/2030	9	8,962
5.125%, 10/11/2032	7	7,268
CVS Health Corp. 4.30%, 03/25/2028	3	3,011
5.70%, 06/01/2034	2	2,098
Eli Lilly & Co. 4.00%, 10/15/2028	16	16,103
General Mills, Inc. 4.875%, 01/30/2030	11	11,255
IQVIA, Inc. 6.25%, 02/01/2029	3	3,163
Keurig Dr Pepper, Inc. 5.05%, 03/15/2029	15	15,324
Kraft Heinz Foods Co. 5.20%, 03/15/2032	16	16,451
McKesson Corp. 4.90%, 07/15/2028	9	9,221
Merck & Co., Inc. 3.85%, 03/15/2029	17	17,000
Novartis Capital Corp. 3.90%, 11/05/2028	17	17,054
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10	8,563
Philip Morris International, Inc. 5.375%, 02/15/2033	16	16,746
5.625%, 11/17/2029	2	2,103
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	11	10,145
Sutter Health Series 20A 2.294%, 08/15/2030	17	15,639
Sysco Corp. 5.95%, 04/01/2030	12	12,725
The Campbell’s Co. 5.30%, 03/20/2026	15	15,023
Tyson Foods, Inc. 5.70%, 03/15/2034	5	5,273

		314,372

Energy — 1.6%
Boardwalk Pipelines LP 3.40%, 02/15/2031	9	8,511
BP Capital Markets America, Inc. 2.939%, 06/04/2051	12	7,655
5.017%, 11/17/2027	7	7,146
Burlington Resources LLC 5.95%, 10/15/2036	11	11,856
Canadian Natural Resources Ltd. 2.95%, 07/15/2030	6	5,659
Cenovus Energy, Inc. 4.65%, 03/20/2031	8	7,978
5.40%, 03/20/2036	4	3,995
Columbia Pipelines Holding Co. LLC 5.097%, 10/01/2031	6	6,105

	Principal Amount (000)	U.S. $ Value

Energy (Continued)
Continental Resources, Inc. 2.875%, 04/01/2032	$20	$17,445
5.75%, 01/15/2031	2	2,052
Energy Transfer LP 5.60%, 09/01/2034	16	16,469
Enterprise Products Operating LLC 5.20%, 01/15/2036	16	16,285
EQT Corp. 4.50%, 01/15/2029	14	14,023
Kinder Morgan, Inc. 5.85%, 06/01/2035	4	4,234
Occidental Petroleum Corp. 5.20%, 08/01/2029	4	4,097
ONEOK Partners LP 6.125%, 02/01/2041	3	3,084
ONEOK, Inc. 4.00%, 07/13/2027	21	20,978
6.35%, 01/15/2031	4	4,294
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	8	8,024
5.70%, 09/15/2034	8	8,263
Suncor Energy, Inc. 6.80%, 05/15/2038	7	7,727
Targa Resources Corp. 6.50%, 03/30/2034	6	6,554
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	15	14,328
TransCanada PipeLines Ltd. 6.10%, 06/01/2040	5	5,263
6.323%, 05/15/2067(c)	13	11,544
Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	10	9,579
Western Midstream Operating LP 4.75%, 08/15/2028	8	8,094
Williams Cos., Inc. (The) 4.80%, 11/15/2029	7	7,131
Woodside Finance Ltd. 4.50%, 03/04/2029	8	8,002
5.40%, 05/19/2030	3	3,081
6.00%, 05/19/2035	6	6,253

		265,709

Services — 0.6%
Amazon.com, Inc. 4.65%, 11/20/2035	17	16,929
Expedia Group, Inc. 4.625%, 08/01/2027	9	9,067
Global Payments, Inc. 3.20%, 08/15/2029	7	6,676
4.50%, 11/15/2028	3	3,006
4.875%, 11/15/2030	3	3,003
5.20%, 11/15/2032	3	2,999
Mastercard, Inc. 3.30%, 03/26/2027	6	5,970
4.875%, 03/09/2028	10	10,228

FSA-12

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

	Principal Amount (000)	U.S. $ Value
Services (Continued)
Moody’s Corp. 4.25%, 02/01/2029	$9	$9,057
5.00%, 08/05/2034	5	5,098
PayPal Holdings, Inc. 4.45%, 03/06/2028	9	9,110
S&P Global, Inc. 4.25%, 05/01/2029	6	6,033
4.75%, 08/01/2028	4	4,075

		91,251

Technology — 1.2%
Alphabet, Inc. 4.70%, 11/15/2035	2	2,001
5.45%, 11/15/2055	4	3,927
5.70%, 11/15/2075	4	3,942
Applied Materials, Inc. 4.00%, 01/15/2031	16	15,911
Broadcom, Inc. 3.187%, 11/15/2036	16	13,576
4.15%, 04/15/2032	2	1,955
4.926%, 05/15/2037	5	4,935
5.05%, 07/12/2027	6	6,104
Cisco Systems, Inc. 4.75%, 02/24/2030	16	16,450
Dell International LLC/EMC Corp. 4.35%, 02/01/2030	16	16,011
Fiserv, Inc. 3.50%, 07/01/2029	17	16,488
Honeywell International, Inc. 4.875%, 09/01/2029	15	15,414
Jabil, Inc. 3.00%, 01/15/2031	6	5,590
KLA Corp. 4.10%, 03/15/2029	4	4,009
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	21	20,652
NXP BV/NXP Funding LLC 5.55%, 12/01/2028	6	6,214
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030	6	5,785
Oracle Corp. 2.875%, 03/25/2031	12	10,758
5.20%, 09/26/2035	4	3,840
5.50%, 08/03/2035	5	4,903
TR Finance LLC 5.50%, 08/15/2035	16	16,624
Western Digital Corp. 2.85%, 02/01/2029	4	3,825
Workday, Inc. 3.70%, 04/01/2029	5	4,930

		203,844

Transportation – Airlines — 0.2%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029	12	12,099
5.308%, 10/20/2031	8	8,075
Southwest Airlines Co. 4.375%, 11/15/2028	6	6,012

		26,186

	Principal Amount (000)	U.S. $ Value
Transportation – Services — 0.1%
Ryder System, Inc. 5.375%, 03/15/2029	$12	$12,421

Total Industrial		1,317,652

Financial Institutions — 3.9%

Banking — 2.3%
Ally Financial, Inc. 8.00%, 11/01/2031	18	20,427
American Express Co. 4.90%, 02/13/2026	4	4,003
5.098%, 02/16/2028	9	9,106
5.389%, 07/28/2027	6	6,046
Bank of America Corp. 2.299%, 07/21/2032	18	16,095
2.687%, 04/22/2032	7	6,420
4.376%, 04/27/2028	15	15,057
5.744%, 02/12/2036	16	16,684
Bank of Montreal 4.567%, 09/10/2027	17	17,062
Bank of New York Mellon Corp. (The) 5.606%, 07/21/2039	6	6,299
Bank of Nova Scotia (The) 4.75%, 02/02/2026	13	13,003
Canadian Imperial Bank of Commerce 4.508%, 09/11/2027	16	16,048
Capital One Financial Corp. 3.273%, 03/01/2030	10	9,704
6.377%, 06/08/2034	7	7,568
Citigroup, Inc. 4.075%, 04/23/2029	10	9,991
4.542%, 09/19/2030	17	17,129
6.625%, 02/15/2031(d)	6	6,083
Series Y 4.15%, 11/15/2026(d)	3	2,967
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032	2	1,792
4.937%, 04/23/2028	8	8,091
JPMorgan Chase & Co. 2.58%, 04/22/2032	24	21,939
4.851%, 07/25/2028	2	2,025
Morgan Stanley 5.424%, 07/21/2034	9	9,361
Series G 2.239%, 07/21/2032	5	4,440
3.772%, 01/24/2029	12	11,931
Royal Bank of Canada Series G
4.522%, 10/18/2028	16	16,148
Santander Holdings USA, Inc. 5.473%, 03/20/2029	2	2,044
State Street Corp. 4.543%, 04/24/2028	6	6,050
Sumitomo Mitsui Financial Group, Inc. 3.352%, 10/18/2027	21	20,802
Synchrony Financial 5.45%, 03/06/2031	6	6,148
5.935%, 08/02/2030	9	9,364

FSA-13

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

	Principal Amount (000)	U.S. $ Value
Banking (Continued)
Toronto-Dominion Bank (The) 4.568%, 12/17/2026	$10	$10,061
5.146%, 09/10/2034	6	6,089
Wells Fargo & Co. 3.35%, 03/02/2033	28	26,114
3.584%, 05/22/2028	5	4,967
Series BB
3.90%, 03/15/2026(d)	9	8,969

		376,027

Brokerage — 0.2%
Charles Schwab Corp. (The) 4.914%, 11/14/2036	6	5,974
Series I
4.00%, 06/01/2026(d)	11	10,921
LPL Holdings, Inc. 4.90%, 04/03/2028	11	11,160

		28,055

Finance — 0.1%
Air Lease Corp. 2.10%, 09/01/2028	2	1,883
2.875%, 01/15/2026	2	1,998
3.625%, 04/01/2027	2	1,985
4.625%, 10/01/2028	5	5,020
Aircastle Ltd. 2.85%, 01/26/2028	5	4,856
6.50%, 07/18/2028	3	3,153
Aviation Capital Group LLC 4.75%, 04/14/2027	4	4,021

		22,916

Insurance — 0.8%
Alleghany Corp. 3.625%, 05/15/2030	22	21,491
Athene Global Funding 1.985%, 08/19/2028	6	5,631
2.55%, 11/19/2030	6	5,414
2.717%, 01/07/2029	5	4,728
5.62%, 05/08/2026	3	3,013
Centene Corp. 4.625%, 12/15/2029	16	15,515
Cigna Group (The) 3.40%, 03/01/2027	23	22,855
4.375%, 10/15/2028	10	10,089
Elevance Health, Inc. 5.15%, 06/15/2029	4	4,123
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077	13	10,724
Humana, Inc. 5.75%, 03/01/2028	9	9,278
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070	6	3,874
Principal Life Global Funding II 5.10%, 01/25/2029	11	11,267

		128,002

	Principal Amount (000)	U.S. $ Value
REITs — 0.5%
American Tower Corp. 3.65%, 03/15/2027	$3	$2,986
5.20%, 02/15/2029	6	6,175
5.80%, 11/15/2028	3	3,131
Crown Castle, Inc. 5.60%, 06/01/2029	6	6,226
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	10	9,038
4.00%, 01/15/2031	4	3,826
5.25%, 02/15/2033	2	2,004
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030	4	4,071
Realty Income Corp. 5.125%, 04/15/2035	2	2,034
Rexford Industrial Realty LP 2.125%, 12/01/2030	19	16,996
Simon Property Group LP 4.75%, 09/26/2034	8	7,959
VICI Properties LP/VICI Note Co., Inc. 4.625%, 12/01/2029	16	15,975

		80,421

Total Financial Institutions		635,421

Utility — 1.3%

Electric — 1.3%
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036	25	27,158
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033	2	2,038
5.05%, 03/01/2035	14	14,156
Series AQ
4.95%, 08/15/2035	2	2,016
DTE Electric Co. 5.25%, 05/15/2035	8	8,230
DTE Energy Co. 4.875%, 06/01/2028	8	8,138
Enel Chile SA 4.875%, 06/12/2028	12	12,151
Entergy Mississippi LLC 5.80%, 04/15/2055	10	10,066
Florida Power & Light Co. 5.30%, 06/15/2034	7	7,336
National Rural Utilities Cooperative Finance Corp. 3.95%, 12/10/2027	17	17,063
Niagara Mohawk Power Corp. 5.29%, 01/17/2034	5	5,088
NRG Energy, Inc. 4.734%, 10/15/2030	4	3,999
Ohio Edison Co. 4.95%, 12/15/2029	7	7,157
Oncor Electric Delivery Co. LLC 4.65%, 11/01/2029	16	16,261
Public Service Electric & Gas Co. 4.90%, 08/15/2035	17	17,113
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035	13	12,949

FSA-14

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

	Principal Amount (000)	U.S. $ Value
Electric (Continued)
Vistra Operations Co. LLC 6.95%, 10/15/2033	$13	$14,466
Wisconsin Electric Power Co. 3.95%, 03/01/2029	8	8,002
Xcel Energy, Inc. 4.75%, 03/21/2028	16	16,203

Total Utility		209,590

Total Corporates — Investment Grade		2,162,663

MORTGAGE PASS-THROUGHS — 9.7%

Agency Fixed Rate 30-Year — 9.5%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049	3	2,734
3.50%, 11/01/2049	4	3,726
Series 2020
3.50%, 01/01/2050	16	14,780
Series 2022
2.00%, 03/01/2052	45	36,713
2.50%, 04/01/2052	23	19,468
2.50%, 05/01/2052	29	24,986
3.00%, 03/01/2052	31	27,512
3.00%, 05/01/2052	34	29,841
Series 2024
5.50%, 11/01/2054	28	28,627
Series 2025
2.50%, 01/01/2053	25	21,294
Federal Home Loan Mortgage Corp. Gold Series 2007 5.50%, 07/01/2035	1	1,364
Series 2016
4.00%, 02/01/2046	11	10,543
Series 2017
4.00%, 07/01/2044	8	7,645
Series 2018
4.50%, 10/01/2048	10	9,548
4.50%, 11/01/2048	9	8,622
5.00%, 11/01/2048	7	7,046
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033	2	2,059
5.50%, 07/01/2033	2	2,391
Series 2004
5.50%, 04/01/2034	1	977
5.50%, 11/01/2034	2	2,168
5.50%, 01/01/2035	2	2,471
Series 2010
4.00%, 12/01/2040	4	4,254
Series 2012
3.50%, 11/01/2042	27	25,923
3.50%, 01/01/2043	4	4,203
Series 2013
3.50%, 04/01/2043	16	15,425
4.00%, 10/01/2043	17	16,389
Series 2015
3.00%, 02/01/2045	3	2,703

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 30-Year (Continued)
Series 2018
3.50%, 05/01/2048	$16	$14,713
4.50%, 09/01/2048	15	14,454
Series 2019
3.50%, 11/01/2049	9	8,821
Series 2020
3.50%, 01/01/2050	14	13,161
Series 2021
2.00%, 07/01/2051	46	37,593
2.00%, 12/01/2051	100	80,932
2.50%, 01/01/2052	7	6,279
Series 2022
2.50%, 03/01/2052	32	27,675
2.50%, 04/01/2052	13	11,345
2.50%, 05/01/2052	43	37,181
3.00%, 02/01/2052	35	31,000
3.00%, 03/01/2052	43	38,997
Government National Mortgage Association Series 2016 3.00%, 12/20/2046	10	8,883
Series 2023
5.50%, 04/20/2053	28	28,199
Series 2026
4.50%, 01/01/2056, TBA	50	48,768
5.00%, 01/01/2056, TBA	100	99,838
5.50%, 01/01/2056, TBA	25	25,252
6.00%, 01/01/2056, TBA	121	123,255
Uniform Mortgage-Backed Security Series 2026 2.00%, 01/01/2056, TBA	25	20,237
2.50%, 01/01/2056, TBA	138	116,559
3.00%, 01/01/2056, TBA	41	36,336
5.00%, 01/01/2056, TBA	115	114,526
5.50%, 01/01/2056, TBA	191	193,421
6.00%, 01/01/2056, TBA	48	49,296
6.50%, 01/01/2056, TBA	32	33,258

		1,553,391

Agency Fixed Rate 15-Year — 0.2%
Federal National Mortgage Association Series 2016 2.50%, 04/01/2031	7	6,597
2.50%, 08/01/2031	9	8,752
2.50%, 01/01/2032	12	11,687

		27,036

Total Mortgage Pass-Throughs		1,580,427

AGENCIES — 1.6%

Agency Debentures — 1.6%
Federal Home Loan Bank 4.75%, 12/08/2028	15	15,462
Federal National Mortgage Association
6.25%, 05/15/2029	70	75,822
6.625%, 11/15/2030	145	163,504

Total Agencies		254,788

FSA-15

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO OF INVESTMENTS (Concluded)

DECEMBER 31, 2025

	Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – US MUNICIPAL BONDS — 0.4%

United States — 0.4%
City of New York (Pre-refunded — US Treasuries) Series 2021 1.923%, 08/01/2031	$5	$4,444
City of New York Series 2021 1.923%, 08/01/2031	5	4,428
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027	16	15,521
State of California (State of California) Series 2010 7.625%, 03/01/2040	25	30,141
University of California Series 2021-B 3.071%, 05/15/2051	15	10,177

Total Local Governments — US Municipal Bonds		64,711

ASSET-BACKED SECURITIES — 0.1%

Other ABS – Fixed Rate — 0.1%
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052	24	22,783

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%

Non-Agency Fixed Rate — 0.0%
JP Morgan Alternative Loan Trust Series 2006-A3, Class 2A1 4.604%, 07/25/2036	9	7,379

CORPORATES — NON-INVESTMENT GRADE — 0.0%(b)

Industrial — 0.0%

Communications – Media — 0.0%
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028	5	4,962

Total Long-Term Debt Securities (amortized cost $6,692,176)		6,527,139

SHORT-TERM INVESTMENTS — 3.0%

U.S. Treasury Bills — 3.0%
U.S. Treasury Bill Zero Coupon, 03/12/2026 (cost $494,519)	498	494,519

Total Investments — 102.6% (cost $15,151,403)		16,781,739
Other assets less liabilities — (2.6)%		(429,841)

Net Assets — 100.0%		$16,351,898

(a)	Non-income producing security.
(b)	Classification of investment grade and non-investment grade is unaudited.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2025.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

Glossary:

ABS — Asset-Backed Securities

REG — Registered Shares

REIT — Real Estate Investment Trust

TBA — To Be Announced

FSA-16

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT NO. 10 (POOLED)

PORTFOLIO SUMMARY

DECEMBER 31, 2025

% of Total Investments*	Country Diversification
83.1%	United States
3.1%	Japan
2.9%	United Kingdom
2.1%	Switzerland
2.1%	Canada
1.4%	France
1.2%	Germany
0.7%	Spain
0.6%	Australia
0.6%	Italy
0.5%	Hong Kong
0.4%	Netherlands
0.3%	Portugal
0.2%	Belgium
0.8%	Other

100.0%

*	All The Fund’s country breakdown is expressed as a percentage of each Portfolio’s long-term investments and may vary over time. “Other” country weightings represent 0.2% or less of the following: Chile, China, Denmark, Luxembourg and Singapore.

The accompanying notes are an integral part of these financial statements.

FSA-17

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $55,997,110)	$114,541,945
Cash	1,207,984
Due from Equitable Financial’s General Account	579,840
Interest and dividends receivable	15,932
Fees receivable from contractowners	3,455

Total assets	116,349,156

Liabilities:
Asset management fee payable	17,733
Variation margin due to broker	7,913
Accrued custody and bank fees	7,212
Due to other Separate Account	2,727
Accrued Expenses	66,470

Total liabilities	102,055

Net Assets Attributable to Contractowners or in Accumulation	$116,247,101

Amount retained by Equitable Financial in Separate Account No. 4	$5,787,030
Net assets attributable to contractowners	49,373,909
Net assets allocated to contracts in payout period	61,086,162

Net Assets	$116,247,101

	Units Outstanding	Unit Values
Institutional	722.24	$89,736.03
RIA	837.13	8,225.76
MRP	13,506.53	3,118.67
EPP	286.37	8,535.04

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $177)	$650,960
Interest	36,320

Total investment income	687,280

Expenses (Note 6):
Investment management fees	(152,302)
Custody and bank fees	(19,933)
Other operating expenses	(61,805)

Total expenses	(234,040)

Net Investment Income (Loss)	453,240

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 2):
Net realized gain (loss) from investments	21,071,585
Net realized gain (loss) on futures contracts	97,162
Net change in unrealized appreciation (depreciation) of investments	(2,494,423)
Net change in unrealized appreciation (depreciation) on futures contracts	7,016

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	18,681,340

Net Increase (Decrease) in Net Assets Attributable to Operations	$19,134,580

The accompanying notes are an integral part of these financial statements.

FSA-19

SEPARATE ACCOUNT NO. 4 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$453,240	$528,350
Net realized gain (loss) on investments and futures contracts	21,168,747	16,005,716
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(2,487,407)	13,642,230

Net increase (decrease) in assets attributable to operations	19,134,580	30,176,296

From Contractowners Transactions:
Contributions	2,614,652	5,929,360
Withdrawals	(19,298,234)	(22,984,434)
Asset management fees (Note 6)	(79,054)	(76,475)
Administrative fees (Note 6)	(299,946)	(292,103)

Net increase (decrease) in net assets attributable to contractowners transactions	(17,062,582)	(17,423,652)

Net increase (decrease) in net assets attributable to Equitable Financial’s transactions	735,078	1,046,752

Increase (Decrease) in Net Assets	2,807,076	13,799,396

Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	113,440,025	99,640,629

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$116,247,101	$113,440,025

The accompanying notes are an integral part of these financial statements.

FSA-20

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2025

Company	Shares	U.S. $ Value
COMMON STOCKS — 98.5%

Information Technology — 49.5%

Communications Equipment — 0.5%
Arista Networks, Inc.(a)	3,929	$514,817
Lumentum Holdings, Inc.(a)	20	7,372
Motorola Solutions, Inc.	267	102,346
Ubiquiti, Inc.	16	8,854

		633,389

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. — Class A	4,647	627,996
CDW Corp.	36	4,903
Jabil, Inc.	262	59,741

		692,640

IT Services — 0.4%
Gartner, Inc.(a)	280	70,638
Globant SA(a)	16	1,046
GoDaddy, Inc. — Class A(a)	512	63,529
Kyndryl Holdings, Inc.(a)	57	1,514
MongoDB, Inc.(a)	29	12,171
Okta, Inc.(a)	251	21,704
Snowflake, Inc. — Class A(a)	1,250	274,200
Twilio, Inc. — Class A(a)	92	13,086

		457,888

Semiconductors & Semiconductor Equipment — 19.4%
Advanced Micro Devices, Inc.(a)	3,588	768,406
Applied Materials, Inc.	866	222,553
Astera Labs, Inc.(a)	480	79,853
Broadcom, Inc.	15,693	5,431,347
Enphase Energy, Inc.(a)	485	15,544
Entegris, Inc.	93	7,835
KLA Corp.	501	608,755
Lam Research Corp.	4,782	818,583
Lattice Semiconductor Corp.(a)	440	32,375
MACOM Technology Solutions Holdings, Inc.(a)	60	10,277
Marvell Technology, Inc.	230	19,546
Monolithic Power Systems, Inc.	176	159,520
NVIDIA Corp.	75,080	14,002,420
Onto Innovation, Inc.(a)	41	6,472
QUALCOMM, Inc.	941	160,958
Texas Instruments, Inc.	1,416	245,662

		22,590,106

Software — 17.5%
Adobe, Inc.(a)	1,592	557,184
Appfolio, Inc. — Class A(a)	84	19,543
AppLovin Corp. — Class A(a)	908	611,829
Atlassian Corp. Ltd. — Class A(a)	632	102,472
Autodesk, Inc.(a)	811	240,064
Bentley Systems, Inc. — Class B	599	22,861
Cadence Design Systems, Inc.(a)	1,039	324,771
Circle Internet Group, Inc.(a)	28	2,220
Cloudflare, Inc. — Class A(a)	1,194	235,397
Coinbase Global, Inc. — Class A(a)	83	18,770
Confluent, Inc. — Class A(a)	1,100	33,264
Crowdstrike Holdings, Inc. — Class A(a)	942	441,572
Datadog, Inc. — Class A(a)	1,189	161,692
Docusign, Inc.(a)	578	39,535

Company	Shares	U.S. $ Value
Software (Continued)
Dropbox, Inc. — Class A(a)	184	$5,115
Elastic NV(a)	351	26,479
Fair Isaac Corp.(a)	74	125,106
Fortinet, Inc.(a)	2,423	192,410
Gen Digital, Inc.	227	6,172
Gitlab, Inc. — Class A(a)	532	19,966
Guidewire Software, Inc.(a)	323	64,926
HubSpot, Inc.(a)	194	77,852
Intuit, Inc.	1,040	688,917
Manhattan Associates, Inc.(a)	228	39,515
Microsoft Corp.	24,030	11,621,389
MicroStrategy, Inc. — Class A(a)	56	8,509
nCino, Inc.(a)	57	1,461
Nutanix, Inc. — Class A(a)	243	12,561
Oracle Corp.	6,411	1,249,568
Palantir Technologies, Inc. — Class A(a)	8,319	1,478,702
Palo Alto Networks, Inc.(a)	2,557	470,999
Pegasystems, Inc.	110	6,569
Procore Technologies, Inc.(a)	436	31,715
PTC, Inc.(a)	52	9,059
RingCentral, Inc. — Class A(a)	305	8,808
Rubrik, Inc. — Class A(a)	304	23,250
Salesforce, Inc.	398	105,434
Samsara, Inc. — Class A(a)	1,189	42,150
SentinelOne, Inc. — Class A(a)	811	12,165
ServiceNow, Inc.(a)	3,936	602,956
Synopsys, Inc.(a)	516	242,376
Teradata Corp.(a)	81	2,466
Tyler Technologies, Inc.(a)	136	61,737
Unity Software, Inc.(a)	71	3,136
Workday, Inc. — Class A(a)	819	175,905
Zscaler, Inc.(a)	380	85,470

		20,314,017

Technology Hardware, Storage & Peripherals — 11.1%
Apple, Inc.	46,897	12,749,418
Dell Technologies, Inc. — Class C	166	20,896
NetApp, Inc.	300	32,127
Pure Storage, Inc. — Class A(a)	1,014	67,948
Super Micro Computer, Inc.(a)	896	26,226

		12,896,615

Total Information Technology		57,584,655

Consumer Discretionary — 13.2%
Automobiles — 3.8%
Tesla, Inc.(a)	9,707	4,365,432

Broadline Retail — 4.6%
Amazon.com, Inc.(a)	22,508	5,195,297
Coupang, Inc.(a)	4,983	117,549
Etsy, Inc.(a)	214	11,864

		5,324,710

Distributors — 0.0%
Pool Corp.	23	5,261

Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(a)	28	2,839
Duolingo, Inc.(a)	145	25,448
Grand Canyon Education, Inc.(a)	29	4,823
H&R Block, Inc.	81	3,530

		36,640

FSA-21

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc. — Class A(a)	1,620	$219,866
Booking Holdings, Inc.	116	621,218
Carnival Corp.(a)	1,270	38,786
Cava Group, Inc.(a)	380	22,302
Chipotle Mexican Grill, Inc.(a)	5,013	185,481
Choice Hotels International, Inc.	31	2,953
Churchill Downs, Inc.	212	24,121
Darden Restaurants, Inc.	423	77,840
Domino’s Pizza, Inc.	36	15,006
DoorDash, Inc. — Class A(a)	1,366	309,372
DraftKings, Inc. — Class A(a)	1,830	63,062
Dutch Bros, Inc. — Class A(a)	447	27,365
Expedia Group, Inc.	446	126,356
Flutter Entertainment PLC(a)	497	106,875
Hilton Worldwide Holdings, Inc.	869	249,620
Las Vegas Sands Corp.	1,167	75,960
Marriott International, Inc. — Class A	656	203,517
McDonald’s Corp.	154	47,067
Norwegian Cruise Line Holdings Ltd.(a)	1,543	34,440
Planet Fitness, Inc. — Class A(a)	320	34,710
Restaurant Brands International, Inc.	785	53,561
Royal Caribbean Cruises Ltd.	965	269,158
Starbucks Corp.	573	48,252
Texas Roadhouse, Inc.	252	41,832
Travel & Leisure Co.	77	5,431
Vail Resorts, Inc.	107	14,210
Viking Holdings Ltd.(a)	664	47,416
Wendy’s Co. (The)	266	2,216
Wingstop, Inc.	106	25,280
Wyndham Hotels & Resorts, Inc.	253	19,117
Yum! Brands, Inc.	357	54,007

		3,066,397

Household Durables — 0.1%
SharkNinja, Inc.(a)	54	6,043
Somnigroup International, Inc.	770	68,746
TopBuild Corp.(a)	8	3,337

		78,126

Specialty Retail — 1.9%
AutoZone, Inc.(a)	10	33,915
Burlington Stores, Inc.(a)	239	69,035
Carvana Co.(a)	515	217,340
Chewy, Inc. — Class A(a)	832	27,498
Dynatrace, Inc.(a)	1,118	48,454
Floor & Decor Holdings, Inc. — Class A(a)	129	7,855
Home Depot, Inc. (The)	2,890	994,449
Lithia Motors, Inc.	10	3,323
Murphy USA, Inc.	65	26,229
O’Reilly Automotive, Inc.(a)	2,949	268,978
RH(a)	10	1,792
Ross Stores, Inc.	242	43,594
TJX Cos., Inc. (The)	2,130	327,189
Tractor Supply Co.	2,025	101,270
Ulta Beauty, Inc.(a)	43	26,015
Valvoline, Inc.(a)	429	12,467
Wayfair, Inc. — Class A(a)	67	6,727
Williams-Sonoma, Inc.	67	11,966

		2,228,096

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods — 0.2%
Birkenstock Holding PLC(a)	61	$2,495
Deckers Outdoor Corp.(a)	553	57,329
Lululemon Athletica, Inc.(a)	228	47,381
On Holding AG — Class A(a)	850	39,508
Ralph Lauren Corp.	11	3,890
Tapestry, Inc.	722	92,250

		242,853

Total Consumer Discretionary		15,347,515

Communication Services — 11.9%

Diversified Telecommunication Services — 0.0%
AST SpaceMobile, Inc.(a)	774	56,215
GCI Liberty, Inc. Class A(a)	3	110
GCI Liberty, Inc. Class C(a)	18	670
Iridium Communications, Inc.	28	487

		57,482

Entertainment — 1.9%
Liberty Media Corp-Liberty Formula One — Class A(a)	27	2,413
Liberty Media Corp-Liberty Formula One — Class C(a)	248	24,431
Live Nation Entertainment, Inc.(a)	603	85,928
Netflix, Inc.(a)	16,141	1,513,380
ROBLOX Corp. — Class A(a)	2,362	191,393
Roku, Inc.(a)	64	6,943
Spotify Technology SA(a)	586	340,296
Take-Two Interactive Software, Inc.(a)	235	60,167
TKO Group Holdings, Inc.	112	23,408

		2,248,359

Interactive Media & Services — 9.9%
Alphabet, Inc. — Class A	12,581	3,937,853
Alphabet, Inc. — Class C	10,244	3,214,567
Meta Platforms, Inc. — Class A	6,333	4,180,350
Pinterest, Inc. — Class A(a)	1,117	28,919
Reddit, Inc. — Class A(a)	473	108,729

		11,470,418

Media — 0.1%
DoubleVerify Holdings, Inc.(a)	263	3,009
Liberty Broadband Corp. — Class A(a)	13	628
Liberty Broadband Corp. — Class C(a)	92	4,471
Nexstar Media Group, Inc.	6	1,218
NIQ Global Intelligence PLC(a)	90	1,484
Trade Desk, Inc. (The) — Class A(a)	1,699	64,494

		75,304

Total Communication Services		13,851,563

Health Care — 8.0%

Biotechnology — 2.8%
AbbVie, Inc.	6,747	1,541,622
Alnylam Pharmaceuticals, Inc.(a)	483	192,065
Amgen, Inc.	1,511	494,565
Apellis Pharmaceuticals, Inc.(a)	411	10,324
Caris Life Sciences, Inc.(a)	43	1,160
Exact Sciences Corp.(a)	39	3,961
Exelixis, Inc.(a)	812	35,590
Gilead Sciences, Inc.	1,277	156,739
Halozyme Therapeutics, Inc.(a)	442	29,747

FSA-22

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

Company	Shares	U.S. $ Value
Biotechnology (Continued)
Incyte Corp.(a)	158	$15,606
Insmed, Inc.(a)	747	130,008
Ionis Pharmaceuticals, Inc.(a)	560	44,302
Natera, Inc.(a)	494	113,170
Neurocrine Biosciences, Inc.(a)	316	44,818
Sarepta Therapeutics, Inc.(a)	294	6,327
Summit Therapeutics, Inc.(a)	445	7,783
Ultragenyx Pharmaceutical, Inc.(a)	351	8,073
Vertex Pharmaceuticals, Inc.(a)	979	443,839
Viking Therapeutics, Inc.(a)	33	1,161

		3,280,860

Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(a)	969	92,394
Dexcom, Inc.(a)	1,489	98,825
Doximity, Inc. — Class A(a)	508	22,494
IDEXX Laboratories, Inc.(a)	303	204,989
Inspire Medical Systems, Inc.(a)	103	9,500
Insulet Corp.(a)	267	75,892
Intuitive Surgical, Inc.(a)	1,344	761,188
Masimo Corp.(a)	172	22,370
Penumbra, Inc.(a)	142	44,149
ResMed, Inc.	131	31,554
Stryker Corp.	337	118,445

		1,481,800

Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	457	93,914
Cencora, Inc.	697	235,412
Chemed Corp.	5	2,139
Cigna Group (The)	80	22,018
DaVita, Inc.(a)	134	15,224
HCA Healthcare, Inc.	131	61,159
McKesson Corp.	441	361,748
Molina Healthcare, Inc.(a)	106	18,395

		810,009

Health Care Technology — 0.1%
Veeva Systems, Inc. — Class A(a)	448	100,007

Life Sciences Tools & Services — 0.1%
Medpace Holdings, Inc.(a)	85	47,740
Repligen Corp.(a)	25	4,097
Sotera Health Co.(a)	75	1,323
Tempus AI, Inc.(a)	366	21,612
Waters Corp.(a)	119	45,200

		119,972

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	1,493	80,533
Corcept Therapeutics, Inc.(a)	358	12,458
Eli Lilly & Co.	3,051	3,278,849
Zoetis, Inc.	1,356	170,612

		3,542,452

Total Health Care		9,335,100

Financials — 6.3%

Banks — 0.4%
Bank of America Corp.	2,012	110,660
Citigroup, Inc.	1,207	140,845
NU Holdings Ltd. — Class A(a)	12,740	213,268
Pinnacle Financial Partners, Inc.	20	1,908
Popular, Inc.	22	2,739
Western Alliance Bancorp	86	7,230

		476,650

Company	Shares	U.S. $ Value
Capital Markets — 1.4%
Ameriprise Financial, Inc.	321	$157,399
Ares Management Corp. — Class A	717	115,889
Bank of New York Mellon Corp. (The)	193	22,405
Blackstone, Inc.	2,825	435,445
Blue Owl Capital, Inc.	2,418	36,125
Brookfield Asset Management Ltd. — Class A (United States)	502	26,300
Bullish(a)	20	757
Charles Schwab Corp. (The)	568	56,749
FactSet Research Systems, Inc.	9	2,612
Freedom Holding Corp.(a)	57	6,936
Goldman Sachs Group, Inc. (The)	60	52,740
Hamilton Lane, Inc. — Class A	101	13,565
Houlihan Lokey, Inc.	79	13,761
Interactive Brokers Group, Inc. — Class A	87	5,595
Jefferies Financial Group, Inc.	142	8,800
KKR & Co., Inc.	644	82,097
Lazard, Inc.	68	3,302
LPL Financial Holdings, Inc.	303	108,223
Moody’s Corp.	592	302,423
MSCI, Inc.	136	78,027
Robinhood Markets, Inc. — Class A(a)	377	42,639
TPG, Inc.	473	30,196
Tradeweb Markets, Inc. — Class A	37	3,979
XP, Inc. — Class A	133	2,177

		1,608,141

Consumer Finance — 0.2%
Ally Financial, Inc.	124	5,616
American Express Co.	674	249,346
Credit Acceptance Corp.(a)	2	887
Figure Technology Solutions, Inc. — Class A(a)	24	980
SLM Corp.	106	2,869
SoFi Technologies, Inc.(a)	633	16,572

		276,270

Financial Services — 3.9%
Affirm Holdings, Inc.(a)	622	46,295
Apollo Global Management, Inc.	1,093	158,223
Block, Inc.(a)	754	49,078
Corpay, Inc.(a)	259	77,941
Equitable Holdings, Inc.	1,106	52,701
Fiserv, Inc.(a)	563	37,817
Mastercard, Inc. — Class A	3,064	1,749,176
Morningstar, Inc.	58	12,604
Shift4 Payments, Inc. — Class A(a)	252	15,868
Toast, Inc. — Class A(a)	1,764	62,640
UWM Holdings Corp.	72	315
Visa, Inc. — Class A	6,411	2,248,402
WEX, Inc.(a)	11	1,639

		4,512,699

Insurance — 0.4%
Aon PLC — Class A	739	260,778
Arthur J Gallagher & Co.	59	15,269
Brown & Brown, Inc.	116	9,245
Everest Group Ltd.	22	7,466
Kinsale Capital Group, Inc.	84	32,854
Markel Group, Inc.(a)	10	21,496
Marsh & McLennan Cos., Inc.	223	41,371
Progressive Corp. (The)	112	25,505
RLI Corp.	17	1,088
Ryan Specialty Holdings, Inc.	405	20,910

		435,982

Total Financials		7,309,742

FSA-23

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

Company	Shares	U.S. $ Value
Industrials — 5.9%

Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	284	$161,292
Boeing Co. (The)(a)	400	86,850
Carpenter Technology Corp.	32	10,075
General Electric Co.	3,962	1,220,415
HEICO Corp.	162	52,422
HEICO Corp. — Class A	286	72,195
Howmet Aerospace, Inc.	1,527	313,065
Karman Holdings, Inc.(a)	194	14,195
Leonardo DRS, Inc.	113	3,852
Loar Holdings, Inc.(a)	147	9,996
Lockheed Martin Corp.	219	105,924
Rocket Lab Corp.(a)	1,576	109,942
StandardAero, Inc.(a)	48	1,377
TransDigm Group, Inc.	37	49,204

		2,210,804

Building Products — 0.4%
AAON, Inc.	256	19,520
Armstrong World Industries, Inc.	48	9,173
Carlisle Cos., Inc.	19	6,077
Lennox International, Inc.	121	58,755
Simpson Manufacturing Co., Inc.	13	2,099
Trane Technologies PLC	849	330,431

		426,055

Commercial Services & Supplies — 0.7%
Cintas Corp.	1,309	246,184
Copart, Inc.(a)	3,137	122,814
RB Global, Inc.	43	4,423
Rollins, Inc.	1,069	64,161
Tetra Tech, Inc.	186	6,239
Veralto Corp.	360	35,921
Waste Management, Inc.	1,409	309,571

		789,313

Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	132	123,194
EMCOR Group, Inc.	58	35,484
MasTec, Inc.(a)	50	10,868
Quanta Services, Inc.	434	183,174
WillScot Holdings Corp.	172	3,239

		355,959

Electrical Equipment — 0.8%
BWX Technologies, Inc.	61	10,543
GE Vernova, Inc.	1,041	680,366
Rockwell Automation, Inc.	35	13,618
Vertiv Holdings Co. — Class A	1,449	234,753

		939,280

Ground Transportation — 0.6%
Avis Budget Group, Inc.(a)	22	2,823
Lyft, Inc. — Class A(a)	235	4,552
Old Dominion Freight Line, Inc.	40	6,272
U-Haul Holding Co.(a)	11	554
U-Haul Holding Co. (Non-Voting)	147	6,871
Uber Technologies, Inc.(a)	7,668	626,552
Union Pacific Corp.	180	41,638
XPO, Inc.(a)	90	12,232

		701,494

Company	Shares	U.S. $ Value
Industrial Conglomerates — 0.0%
3M Co.	327	$52,353

Machinery — 0.2%
Allison Transmission Holdings, Inc.	53	5,189
Caterpillar, Inc.	217	124,313
Illinois Tool Works, Inc.	361	88,914
RBC Bearings, Inc.(a)	24	10,762

		229,178

Passenger Airlines — 0.0%
Alaska Air Group, Inc.(a)	76	3,823
American Airlines Group, Inc.(a)	156	2,391
Southwest Airlines Co.	185	7,646

		13,860

Professional Services — 0.6%
Automatic Data Processing, Inc.	1,439	370,154
Booz Allen Hamilton Holding Corp.	456	38,468
Broadridge Financial Solutions, Inc.	403	89,938
Dayforce, Inc.(a)	54	3,735
Equifax, Inc.	81	17,575
ExlService Holdings, Inc.(a)	588	24,955
KBR, Inc.	36	1,447
Paychex, Inc.	385	43,189
Paycom Software, Inc.	107	17,052
Paylocity Holding Corp.(a)	153	23,332
Verisk Analytics, Inc.	320	71,581

		701,426

Trading Companies & Distributors — 0.4%
Core & Main, Inc. — Class A(a)	420	21,827
Fastenal Co.	3,590	144,067
Ferguson Enterprises, Inc.	43	9,573
FTAI Aviation Ltd.	388	76,378
SiteOne Landscape Supply, Inc.(a)	54	6,726
WW Grainger, Inc.	142	143,285

		401,856

Total Industrials		6,821,578

Consumer Staples — 2.4%

Beverages — 0.7%
Celsius Holdings, Inc.(a)	598	27,352
Coca-Cola Co. (The)	7,237	505,939
Coca-Cola Consolidated, Inc.	30	4,599
Monster Beverage Corp.(a)	2,657	203,712
PepsiCo, Inc.	715	102,617

		844,219

Consumer Staples Distribution & Retail — 1.5%
BJ’s Wholesale Club Holdings, Inc.(a)	74	6,662
Casey’s General Stores, Inc.	21	11,607
Costco Wholesale Corp.	1,690	1,457,355
Performance Food Group Co.(a)	72	6,474
Sprouts Farmers Market, Inc.(a)	373	29,717
Sysco Corp.	977	71,995
Walmart, Inc.	1,656	184,495

		1,768,305

Food Products — 0.0%
Darling Ingredients, Inc.(a)	67	2,412
Freshpet, Inc.(a)	50	3,046
Hershey Co. (The)	67	12,193

		17,651

FSA-24

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Continued)

DECEMBER 31, 2025

Company	Shares	U.S. $ Value
Household Products — 0.2%
Colgate-Palmolive Co.	1,451	$114,658
Kimberly-Clark Corp.	456	46,006

		160,664

Total Consumer Staples		2,790,839

Real Estate — 0.4%

Real Estate Management & Development — 0.1%
CBRE Group, Inc. — Class A(a)	124	19,938
CoStar Group, Inc.(a)	197	13,246
Jones Lang LaSalle, Inc.(a)	48	16,151
Trump Media & Technology Group Corp.(a)	331	4,382

		53,717

Residential REITs — 0.0%
Sun Communities, Inc.	89	11,028
UDR, Inc.	69	2,531

		13,559

Retail REITs — 0.0%
Simon Property Group, Inc.	274	50,720

Specialized REITs — 0.3%
American Tower Corp.	1,781	312,690
Lamar Advertising Co. — Class A	328	41,518
Public Storage	79	20,501

		374,709

Total Real Estate		492,705

Materials — 0.3%

Chemicals — 0.3%
Ecolab, Inc.	233	61,167
Sherwin-Williams Co. (The)	797	258,252

		319,419

Construction Materials — 0.0%
Eagle Materials, Inc.	7	1,447
James Hardie Industries PLC(a)	363	7,532

		8,979

Metals & Mining — 0.0%
Anglogold Ashanti PLC	233	19,870
Steel Dynamics, Inc.	50	8,473

		28,343

Total Materials		356,741

Energy — 0.3%

Energy Equipment & Services — 0.0%
Schlumberger NV	451	17,310

Oil, Gas & Consumable Fuels — 0.3%
Cheniere Energy, Inc.	365	70,952
HF Sinclair Corp.	59	2,719
Phillips 66	110	14,194
Targa Resources Corp.	809	149,261
Texas Pacific Land Corp.	210	60,316
Williams Cos., Inc. (The)	246	14,787

		312,229

Total Energy		329,539

Company	Shares	U.S. $ Value
Utilities — 0.3%

Electric Utilities — 0.1%
NRG Energy, Inc.	717	$114,175

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	1,288	207,793

Total Utilities		321,968

Total Investments — 98.5% (cost $55,997,110)		114,541,945
Other assets less liabilities — 1.5%		1,705,156

Net Assets — 100.0%		$116,247,101

FSA-25

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO OF INVESTMENTS (Concluded)

DECEMBER 31, 2025

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
S&P 500 Index E-Mini Futures	31	March 2026	$11,545	$(11,586)

(a)	Non-income producing security.

Glossary:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT NO. 4 (POOLED)

PORTFOLIO SUMMARY

DECEMBER 31, 2025

% of Total Investments*	Country Diversification
99.5%	United States
0.5%	Other

100.0%

*	The Fund’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.2% or less in the following: Australia, Brazil, Canada, Cayman Islands, Germany, Kazakhstan, Puerto Rico, South Korea, Switzerland and United Kingdom.

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

Assets:
Investments (Notes 2 and 3):
Common stocks — at fair value (cost: $17,546,540)		$20,108,856
Cash		125,649
Due from Equitable Financial’s General Account		72,636
Fees receivable from contractowners		6,234
Interest and dividends receivable		3,877

Total assets		20,317,252

Liabilities:
Asset management fee payable		17,667
Accrued custody and bank fees		1,534
Accrued Expenses		4,877

Total liabilities		24,078

Net Assets Attributable to Contractowners or in Accumulation		$20,293,174

	Units Outstanding	Unit Values
Institutional	71.71	$20,728.24
RIA	4,868.81	176.85
MRP	504,939.62	35.56

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Income (Note 2):
Dividends	$88,093
Interest	21,218

Total investment income	109,311

Expenses (Note 6):
Investment management fees	(133,394)
Custody and bank fees	(3,628)
Other operating expenses	(2,709)

Total expenses	(139,731)

Net Investment Income (Loss)	(30,420)

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) from investments	3,481,739
Net change in unrealized appreciation (depreciation) of investments	(1,851,337)

Net Realized and Unrealized Gain (Loss) on Investments	1,630,402

Net Increase (Decrease) in Net Assets Attributable to Operations	$1,599,982

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT NO. 3 (POOLED)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(30,420)	$(35,440)
Net realized gain (loss) on investments	3,481,739	3,956,586
Net change in unrealized appreciation (depreciation) of investments	(1,851,337)	151,329

Net increase (decrease) in assets attributable to operations	1,599,982	4,072,475

From Contractowners Transactions:
Contributions	1,036,186	1,120,131
Withdrawals	(4,825,894)	(4,970,884)
Asset management fees (Note 6)	(83,671)	(85,663)
Administrative fees (Note 6)	(113,309)	(122,856)

Net increase (decrease) in net assets attributable to contractowners transactions	(3,986,688)	(4,059,272)

Increase (Decrease) in Net Assets	(2,386,706)	13,203

Net Assets Attributable to Contractowners or in Accumulation — Beginning of Year	22,679,880	22,666,677

Net Assets Attributable to Contractowners or in Accumulation — End of Year	$20,293,174	$22,679,880

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT NO. 3 (POOLED)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2025

Company	Shares	U.S. $ Value
COMMON STOCKS — 99.1%

Industrials — 28.3%

Aerospace & Defense — 9.9%
Curtiss-Wright Corp.	818	$450,939
Howmet Aerospace, Inc.	4,913	1,007,263
Rocket Lab Corp.(a)	7,757	541,129

		1,999,331

Commercial Services & Supplies — 2.8%
Rollins, Inc.	9,546	572,951

Construction & Engineering — 3.9%
Quanta Services, Inc.	1,856	783,343

Electrical Equipment — 7.6%
AMETEK, Inc.	1,915	393,168
BWX Technologies, Inc.	2,464	425,878
Vertiv Holdings Co. — Class A	4,480	725,805

		1,544,851

Professional Services — 2.2%
FTI Consulting, Inc.(a)	2,645	451,845

Trading Companies & Distributors — 1.9%
Ferguson Enterprises, Inc.	1,774	394,946

Total Industrials		5,747,267

Information Technology — 23.4%

Electronic Equipment, Instruments & Components — 3.0%
Celestica, Inc.(a)	973	287,629
Coherent Corp.(a)	1,744	321,890

		609,519

IT Services — 1.9%
MongoDB, Inc.(a)	927	389,053

Semiconductors & Semiconductor Equipment — 4.2%
Credo Technology Group Holding Ltd.(a)	2,427	349,221
Monolithic Power Systems, Inc.	548	496,685

		845,906

Software — 12.6%
Cloudflare, Inc. — Class A(a)	3,964	781,503
Guidewire Software, Inc.(a)	1,510	303,525
HubSpot, Inc.(a)	858	344,315
Klaviyo, Inc. — Class A(a)	11,784	382,626
Samsara, Inc. — Class A(a)	11,199	397,005
Unity Software, Inc.(a)	8,089	357,291

		2,566,265

Technology Hardware, Storage & Peripherals — 1.7%
Western Digital Corp.	1,972	339,716

Total Information Technology		4,750,459

Consumer Discretionary — 16.7%

Hotels, Restaurants & Leisure — 5.8%
Royal Caribbean Cruises Ltd.	3,022	842,896
Wingstop, Inc.	1,412	336,748

		1,179,644

Specialty Retail — 8.6%
Carvana Co.(a)	1,607	678,186
Ross Stores, Inc.	2,731	491,962
Tractor Supply Co.	11,341	567,164

		1,737,312

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods — 2.3%
On Holding AG — Class A(a)	10,190	$473,631

Total Consumer Discretionary		3,390,587

Health Care — 16.1%

Biotechnology — 7.9%
Argenx SE (ADR)(a)	515	433,089
Halozyme Therapeutics, Inc.(a)	2,485	167,240
Natera, Inc.(a)	2,810	643,743
Neurocrine Biosciences, Inc.(a)	2,491	353,299

		1,597,371

Health Care Equipment & Supplies — 5.5%
IDEXX Laboratories, Inc.(a)	888	600,759
Insulet Corp.(a)	1,670	474,681
Medline, Inc. Class A(a)	804	33,768

		1,109,208

Health Care Providers & Services — 1.9%
Guardant Health, Inc.(a)	3,750	383,025

Life Sciences Tools & Services — 0.8%
Mettler-Toledo International, Inc.(a)	118	164,514

Total Health Care		3,254,118

Communication Services — 6.9%

Entertainment — 6.9%
ROBLOX Corp. — Class A(a)	7,065	572,477
Spotify Technology SA(a)	520	301,969
TKO Group Holdings, Inc.	2,550	532,950

Total Communication Services		1,407,396

Financials — 5.9%

Capital Markets — 3.9%
Raymond James Financial, Inc.	2,342	376,102
Robinhood Markets, Inc. — Class A(a)	3,574	404,219

		780,321

Financial Services — 2.0%
Affirm Holdings, Inc.(a)	5,471	407,207

Total Financials		1,187,528

Consumer Staples — 1.8%

Beverages — 1.8%
Celsius Holdings, Inc.(a)	8,122	371,501

Total Investments — 99.1% (cost $17,546,540)		20,108,856
Other assets less liabilities – 0.9%		184,318

Net Assets — 100.0%		$20,293,174

(a)	Non-income producing security.

Glossary:

ADR	— American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT NO. 3 (POOLED)

PORTFOLIO SUMMARY

DECEMBER 31, 2025

% of Total Investments*	Country Diversification
94.1%	United States
2.4%	Switzerland
2.1%	Netherlands
1.4%	Canada

100.0%

*	The Fund’s country breakdown is expressed as a percentage of long-term investments and may vary over time.

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	1290 AVANTIS® U.S. LARGE CAP GROWTH*	1290 VT EQUITY INCOME**	1290 VT GAMCO MERGERS & ACQUISITIONS**	1290 VT GAMCO SMALL COMPANY VALUE**	1290 VT SOCIALLY RESPONSIBLE**	AMERICAN FUNDS IS® 2020 TARGET DATE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$885,570	$1,777,314	$132,891	$2,472,029	$4,505,077	$278,213
Receivable for shares of the Portfolios sold	—	—	286	—	44	—
Receivable for policy-related transactions	45	1,082	—	179	—	—

Total assets	885,615	1,778,396	133,177	2,472,208	4,505,121	278,213

Liabilities:
Payable for shares of the Portfolios purchased	24	1,099	—	230	—	—
Payable for policy-related transactions	—	—	286	—	423	313
Accrued expenses	204	390	2	339	870	—

Total liabilities	228	1,489	288	569	1,293	313

Net Assets	$885,387	$1,776,907	$132,889	$2,471,639	$4,503,828	$277,900

Net Assets:
Accumulation unit values	$885,269	$1,775,787	$132,858	$2,468,898	$4,500,564	$277,853
Retained by Equitable Financial in Separate Account No. 66	118	1,120	31	2,741	3,264	47

Total Net Assets	$885,387	$1,776,907	$132,889	$2,471,639	$4,503,828	$277,900

Investments in shares of the Portfolios, at cost	$618,275	$1,821,650	$121,018	$2,224,939	$3,203,036	$257,376

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	AMERICAN FUNDS IS® 2025 TARGET DATE FUND	AMERICAN FUNDS IS® 2030 TARGET DATE FUND	AMERICAN FUNDS IS® 2035 TARGET DATE FUND	AMERICAN FUNDS IS® 2040 TARGET DATE FUND	AMERICAN FUNDS IS® 2045 TARGET DATE FUND	AMERICAN FUNDS IS® 2050 TARGET DATE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$1,391,523	$3,074,357	$1,190,252	$1,915,560	$2,546,342	$1,472,022
Receivable for shares of the Portfolios sold	—	—	27	—	—	—
Receivable for policy-related transactions	—	213	—	1,165	84	5,517

Total assets	1,391,523	3,074,570	1,190,279	1,916,725	2,546,426	1,477,539

Liabilities:
Payable for shares of the Portfolios purchased	87	995	—	1,606	345	5,796
Payable for policy-related transactions	965	—	544	—	—	—
Accrued expenses	—	31	55	19	100	35

Total liabilities	1,052	1,026	599	1,625	445	5,831

Net Assets	$1,390,471	$3,073,544	$1,189,680	$1,915,100	$2,545,981	$1,471,708

Net Assets:
Accumulation unit values	$1,390,311	$3,073,399	$1,189,562	$1,914,974	$2,545,845	$1,471,612
Retained by Equitable Financial in Separate Account No. 66	160	145	118	126	136	96

Total Net Assets	$1,390,471	$3,073,544	$1,189,680	$1,915,100	$2,545,981	$1,471,708

Investments in shares of the Portfolios, at cost	$1,351,267	$2,819,247	$1,087,882	$1,685,167	$2,107,429	$1,287,690

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	AMERICAN FUNDS IS® 2055 TARGET DATE FUND	AMERICAN FUNDS IS® 2060 TARGET DATE FUND	AMERICAN FUNDS IS® 2065 TARGET DATE FUND	AMERICAN FUNDS IS® 2070 TARGET DATE FUND	EQ/AB SMALL CAP GROWTH**	EQ/AGGRESSIVE ALLOCATION**
Assets:
Investments in shares of the Portfolios, at fair value	$1,029,257	$16,774	$12,842	$19,723	$824,203	$2,321,590
Receivable for shares of the Portfolios sold	—	4	—	8	—	—
Receivable for policy-related transactions	733	—	—	—	1,015	1,591

Total assets	1,029,990	16,778	12,842	19,731	825,218	2,323,181

Liabilities:
Payable for shares of the Portfolios purchased	946	—	—	—	1,015	1,581
Payable for policy-related transactions	—	4	—	7	—	—
Accrued expenses	22	—	—	1	62	338

Total liabilities	968	4	—	8	1,077	1,919

Net Assets	$1,029,022	$16,774	$12,842	$19,723	$824,141	$2,321,262

Net Assets:
Accumulation unit values	$1,028,908	$16,772	$12,837	$19,723	$823,599	$2,319,957
Retained by Equitable Financial in Separate Account No. 66	114	2	5	—	542	1,305

Total Net Assets	$1,029,022	$16,774	$12,842	$19,723	$824,141	$2,321,262

Investments in shares of the Portfolios, at cost	$896,918	$16,113	$12,261	$18,069	$818,930	$2,258,099

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/ALL ASSET GROWTH ALLOCATION**	EQ/CAPITAL GROUP RESEARCH**	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**	EQ/CONSERVATIVE ALLOCATION**	EQ/CONSERVATIVE- PLUS ALLOCATION**	EQ/CORE PLUS BOND**
Assets:
Investments in shares of the Portfolios, at fair value	$429,543	$10,280,757	$697,034	$1,793,991	$695,384	$992,153
Receivable for shares of the Portfolios sold	—	—	—	—	—	15
Receivable for policy-related transactions	375	488	715	1,160	323	—

Total assets	429,918	10,281,245	697,749	1,795,151	695,707	992,168

Liabilities:
Payable for shares of the Portfolios purchased	256	901	739	1,391	454	—
Payable for policy-related transactions	—	—	—	—	—	111
Accrued expenses	—	1,503	163	439	39	123

Total liabilities	256	2,404	902	1,830	493	234

Net Assets	$429,662	$10,278,841	$696,847	$1,793,321	$695,214	$991,934

Net Assets:
Accumulation unit values	$429,610	$10,264,278	$696,212	$1,793,060	$694,906	$991,827
Retained by Equitable Financial in Separate Account No. 66	52	14,563	635	261	308	107

Total Net Assets	$429,662	$10,278,841	$696,847	$1,793,321	$695,214	$991,934

Investments in shares of the Portfolios, at cost	$391,713	$8,191,573	$649,268	$1,904,761	$720,590	$1,023,282

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/EQUITY 500 INDEX**	EQ/GLOBAL EQUITY MANAGED VOLATILITY**	EQ/INTERMEDIATE GOVERNMENT BOND**	EQ/INTERNATIONAL CORE MANAGED VOLATILITY**	EQ/INTERNATIONAL EQUITY INDEX**	EQ/JANUS ENTERPRISE**
Assets:
Investments in shares of the Portfolios, at fair value	$31,473,151	$1,266,872	$3,985,730	$1,838,842	$8,288,569	$867,174
Receivable for policy-related transactions	2,723	—	—	—	3,455	1,559

Total assets	31,475,874	1,266,872	3,985,730	1,838,842	8,292,024	868,733

Liabilities:
Payable for shares of the Portfolios purchased	4,213	31	350	31	2,084	1,189
Payable for policy-related transactions	—	182	601	137	—	—
Accrued expenses	4,054	99	442	127	421	122

Total liabilities	8,267	312	1,393	295	2,505	1,311

Net Assets	$31,467,607	$1,266,560	$3,984,337	$1,838,547	$8,289,519	$867,422

Net Assets:
Accumulation unit values	$31,434,122	$1,265,678	$3,984,122	$1,837,405	$8,285,424	$866,715
Retained by Equitable Financial in Separate Account No. 66	33,485	882	215	1,142	4,095	707

Total Net Assets	$31,467,607	$1,266,560	$3,984,337	$1,838,547	$8,289,519	$867,422

Investments in shares of the Portfolios, at cost	$20,331,956	$1,199,169	$4,082,417	$1,675,401	$6,073,183	$848,221

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-37

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/JPMORGAN GROWTH STOCK**	EQ/JPMORGAN VALUE OPPORTUNITIES**	EQ/LARGE CAP GROWTH INDEX**	EQ/LARGE CAP GROWTH MANAGED VOLATILITY**	EQ/LARGE CAP VALUE MANAGED VOLATILITY**	EQ/MFS INTERNATIONAL GROWTH**
Assets:
Investments in shares of the Portfolios, at fair value	$1,608,597	$112,776	$17,009,509	$3,861,760	$6,369,222	$2,002,712
Receivable for shares of the Portfolios sold	—	89	—	—	—	—
Receivable for policy-related transactions	2,289	—	3,006	1,351	—	1,508

Total assets	1,610,886	112,865	17,012,515	3,863,111	6,369,222	2,004,220

Liabilities:
Payable for shares of the Portfolios purchased	2,386	—	3,250	141	163	1,507
Payable for policy-related transactions	—	89	—	—	388	—
Accrued expenses	160	—	2,450	530	772	139

Total liabilities	2,546	89	5,700	671	1,323	1,646

Net Assets	$1,608,340	$112,776	$17,006,815	$3,862,440	$6,367,899	$2,002,574

Net Assets:
Accumulation unit values	$1,606,169	$112,619	$17,001,458	$3,847,647	$6,356,402	$2,002,209
Retained by Equitable Financial in Separate Account No. 66	2,171	157	5,357	14,793	11,497	365

Total Net Assets	$1,608,340	$112,776	$17,006,815	$3,862,440	$6,367,899	$2,002,574

Investments in shares of the Portfolios, at cost	$1,413,708	$ 105,743	$14,313,379	$3,890,242	$6,537,098	$1,889,232

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MID CAP INDEX**	EQ/MID CAP VALUE MANAGED VOLATILITY**	EQ/MODERATE ALLOCATION**	EQ/MODERATE- PLUS ALLOCATION**	EQ/MONEY MARKET**	EQ/PIMCO GLOBAL REAL RETURN**
Assets:
Investments in shares of the Portfolios, at fair value	$863,061	$3,521,544	$29,703,490	$2,714,084	$13,870,954	$650,613
Receivable for shares of the Portfolios sold	—	123	—	—	—	—
Receivable for policy-related transactions	674	—	33,585	—	3,313	41

Total assets	863,735	3,521,667	29,737,075	2,714,084	13,874,267	650,654

Liabilities:
Payable for shares of the Portfolios purchased	679	—	34,600	517	3,194	41
Payable for policy-related transactions	—	384	—	1,487	—	—
Accrued expenses	48	—	5,952	581	2,111	197

Total liabilities	727	384	40,552	2,585	5,305	238

Net Assets	$863,008	$3,521,283	$29,696,523	$2,711,499	$13,868,962	$650,416

Net Assets:
Accumulation unit values	$859,720	$3,516,042	$29,689,663	$2,709,381	$13,868,962	$650,252
Retained by Equitable Financial in Separate Account No. 66	3,288	5,241	6,860	2,118	—	164

Total Net Assets	$863,008	$3,521,283	$29,696,523	$2,711,499	$13,868,962	$650,416

Investments in shares of the Portfolios, at cost	$822,728	$3,467,219	$31,146,844	$2,786,969	$13,874,777	$715,315

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-39

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/PIMCO ULTRA SHORT BOND**	EQ/QUALITY BOND PLUS**	EQ/SMALL COMPANY INDEX**	EQUITABLE CONSERVATIVE GROWTH MF/ETF**	MULTIMANAGER CORE BOND**	MULTIMANAGER TECHNOLOGY**
Assets:
Investments in shares of the Portfolios, at fair value	$1,230,308	$39,586	$3,458,614	$206,168	$195,860	$10,418,965
Receivable for shares of the Portfolios sold	—	33	—	1	—	—
Receivable for policy-related transactions	—	—	1,153	—	331	1,289

Total assets	1,230,308	39,619	3,459,767	206,169	196,191	10,420,254

Liabilities:
Payable for shares of the Portfolios purchased	11	—	892	—	141	823
Payable for policy-related transactions	218	33	—	1	—	—
Accrued expenses	129	—	282	36	—	1,800

Total liabilities	358	33	1,174	37	141	2,623

Net Assets	$1,229,950	$39,586	$3,458,593	$206,132	$196,050	$10,417,631

Net Assets:
Accumulation unit values	$1,229,760	$39,534	$3,456,032	$206,106	$195,899	$10,403,244
Retained by Equitable Financial in Separate Account No. 66	190	52	2,561	26	151	14,387

Total Net Assets	$1,229,950	$39,586	$3,458,593	$206,132	$196,050	$10,417,631

Investments in shares of the Portfolios, at cost	$1,260,574	$39,712	$3,280,871	$204,814	$191,426	$8,969,577

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-40

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	TARGET 2015 ALLOCATION**	TARGET 2025 ALLOCATION**	TARGET 2035 ALLOCATION**	TARGET 2045 ALLOCATION**	TARGET 2055 ALLOCATION**	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$549,836	$1,165,119	$1,055,716	$2,338,846	$34,959	$3,846,399
Receivable for shares of the Portfolios sold	18	21	40	79	8	—
Receivable for policy-related transactions	178	—	—	—	75	1,271

Total assets	550,032	1,165,140	1,055,756	2,338,925	35,042	3,847,670

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	1,271
Payable for policy-related transactions	—	18	40	63	—	—
Accrued expenses	—	2	46	415	6	1,033

Total liabilities	—	20	86	478	6	2,304

Net Assets	$550,032	$1,165,120	$1,055,670	$2,338,447	$35,036	$3,845,366

Net Assets:
Accumulation unit values	$549,843	$1,164,130	$1,055,058	$2,337,518	$35,036	$3,844,960
Retained by Equitable Financial in Separate Account No. 66	189	990	612	929	—	406

Total Net Assets	$550,032	$1,165,120	$1,055,670	$2,338,447	$35,036	$3,845,366

Investments in shares of the Portfolios, at cost	$688,655	$1,226,897	$825,931	$1,663,501	$24,564	$3,744,782

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-41

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$15,290,174
Receivable for policy-related transactions	48,368

Total assets	15,338,542

Liabilities:
Payable for shares of the Portfolios purchased	48,367
Accrued expenses	2,130

Total liabilities	50,497

Net Assets	$15,288,045

Net Assets:
Accumulation unit values	$15,287,153
Retained by Equitable Financial in Separate Account No. 66	892

Total Net Assets	$15,288,045

Investments in shares of the Portfolios, at cost	$13,783,093

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)***
1290 AVANTIS® U.S. LARGE CAP GROWTH	CLASS I	41

1290 VT EQUITY INCOME	CLASS IB	363

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	10

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	32

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	183

AMERICAN FUNDS IS® 2020 TARGET DATE FUND	CLASS I	22

AMERICAN FUNDS IS® 2025 TARGET DATE FUND	CLASS I	104

AMERICAN FUNDS IS® 2030 TARGET DATE FUND	CLASS I	221

AMERICAN FUNDS IS® 2035 TARGET DATE FUND	CLASS I	86

AMERICAN FUNDS IS® 2040 TARGET DATE FUND	CLASS I	131

AMERICAN FUNDS IS® 2045 TARGET DATE FUND	CLASS I	173

AMERICAN FUNDS IS® 2050 TARGET DATE FUND	CLASS I	100

AMERICAN FUNDS IS® 2055 TARGET DATE FUND	CLASS I	68

AMERICAN FUNDS IS® 2060 TARGET DATE FUND	CLASS I	1

AMERICAN FUNDS IS® 2065 TARGET DATE FUND	CLASS I	1

AMERICAN FUNDS IS® 2070 TARGET DATE FUND	CLASS I	2

EQ/AB SMALL CAP GROWTH	CLASS IB	56

EQ/AGGRESSIVE ALLOCATION	CLASS IB	219

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	21

EQ/CAPITAL GROUP RESEARCH	CLASS IB	276

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	42

EQ/CONSERVATIVE ALLOCATION	CLASS IB	216

EQ/CONSERVATIVE-PLUS ALLOCATION	CLASS IB	84

EQ/CORE PLUS BOND	CLASS IB	293

EQ/EQUITY 500 INDEX	CLASS IA	—

EQ/EQUITY 500 INDEX	CLASS IB	329

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	74

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	413

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	150

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	597

EQ/JANUS ENTERPRISE	CLASS IB	42

EQ/JPMORGAN GROWTH STOCK	CLASS IB	23

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	6

EQ/LARGE CAP GROWTH INDEX	CLASS IB	596

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	119

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	350

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	245

EQ/MID CAP INDEX	CLASS IB	54

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)***

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	230

EQ/MODERATE ALLOCATION	CLASS IB	2,451

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	281

EQ/MONEY MARKET	CLASS IA	1

EQ/MONEY MARKET	CLASS IB	13,870

EQ/PIMCO GLOBAL REAL RETURN	CLASS K	84

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	125

EQ/QUALITY BOND PLUS	CLASS IA	5

EQ/SMALL COMPANY INDEX	CLASS IB	279

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	17

MULTIMANAGER CORE BOND	CLASS IB	22

MULTIMANAGER TECHNOLOGY	CLASS IB	254

TARGET 2015 ALLOCATION	CLASS IB	86

TARGET 2025 ALLOCATION	CLASS IB	111

TARGET 2035 ALLOCATION	CLASS IB	67

TARGET 2045 ALLOCATION	CLASS IB	136

TARGET 2055 ALLOCATION	CLASS IB	2

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	356

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	251

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Shares Outstanding are less than 500 are denoted by a —.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 AVANTIS® U.S. LARGE CAP GROWTH	0.01%	CLASS I	$22.60	39

1290 VT EQUITY INCOME	0.01%	CLASS IB	$32.70	54

1290 VT GAMCO MERGERS & ACQUISITIONS	0.01%	CLASS IB	$19.78	7

1290 VT GAMCO SMALL COMPANY VALUE	0.01%	CLASS IB	$64.62	38

1290 VT SOCIALLY RESPONSIBLE	0.01%	CLASS IB	$49.07	92

AMERICAN FUNDS IS® 2020 TARGET DATE FUND	0.01%	CLASS I	$11.28	25

AMERICAN FUNDS IS® 2025 TARGET DATE FUND	0.01%	CLASS I	$11.32	123

AMERICAN FUNDS IS® 2030 TARGET DATE FUND	0.01%	CLASS I	$11.49	267

AMERICAN FUNDS IS® 2035 TARGET DATE FUND	0.01%	CLASS I	$11.66	102

AMERICAN FUNDS IS® 2040 TARGET DATE FUND	0.01%	CLASS I	$11.97	160

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

AMERICAN FUNDS IS® 2045 TARGET DATE FUND	0.01%	CLASS I	$12.09	211

AMERICAN FUNDS IS® 2050 TARGET DATE FUND	0.01%	CLASS I	$12.11	122

AMERICAN FUNDS IS® 2055 TARGET DATE FUND	0.01%	CLASS I	$12.14	85

AMERICAN FUNDS IS® 2060 TARGET DATE FUND	0.01%	CLASS I	$11.98	1

AMERICAN FUNDS IS® 2065 TARGET DATE FUND	0.01%	CLASS I	$11.98	1

AMERICAN FUNDS IS® 2070 TARGET DATE FUND	0.01%	CLASS I	$11.90	2

EQ/AB SMALL CAP GROWTH	0.01%	CLASS IB	$36.42	21
EQ/AB SMALL CAP GROWTH	0.05%	CLASS IB	$930.82	—

EQ/AGGRESSIVE ALLOCATION	0.01%	CLASS IB	$29.40	79

EQ/ALL ASSET GROWTH ALLOCATION	0.01%	CLASS IB	$24.91	17

EQ/CAPITAL GROUP RESEARCH	0.01%	CLASS IB	$120.01	86

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	CLASS IB	$755.98	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.01%	CLASS IB	$51.54	13

EQ/CONSERVATIVE ALLOCATION	0.01%	CLASS IB	$16.43	109

EQ/CONSERVATIVE-PLUS ALLOCATION	0.01%	CLASS IB	$19.74	35

EQ/CORE PLUS BOND	0.01%	CLASS IB	$12.47	80

EQ/EQUITY 500 INDEX	0.05%	CLASS IA	$2,286.84	—
EQ/EQUITY 500 INDEX	0.01%	CLASS IB	$57.04	550

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	CLASS IB	$1,262.47	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.01%	CLASS IB	$35.40	35

EQ/INTERMEDIATE GOVERNMENT BOND	0.01%	CLASS IB	$13.74	290

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.01%	CLASS IB	$25.95	71

EQ/INTERNATIONAL EQUITY INDEX	0.01%	CLASS IA	$42.40	190
EQ/INTERNATIONAL EQUITY INDEX	0.05%	CLASS IA	$375.78	1

EQ/JANUS ENTERPRISE	0.01%	CLASS IB	$35.99	24

EQ/JPMORGAN GROWTH STOCK	0.01%	CLASS IB	$60.03	27

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	CLASS IB	$734.00	—

EQ/LARGE CAP GROWTH INDEX	0.01%	CLASS IB	$74.33	229

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	CLASS IB	$984.79	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.01%	CLASS IB	$40.99	89

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$461.61	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.01%	CLASS IB	$42.77	145

EQ/MFS INTERNATIONAL GROWTH	0.01%	CLASS IB	$28.09	71

EQ/MID CAP INDEX	0.00%	CLASS IB	$546.97	—
EQ/MID CAP INDEX	0.01%	CLASS IB	$37.25	22

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	CLASS IB	$652.48	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.01%	CLASS IB	$51.31	66

EQ/MODERATE ALLOCATION	0.01%	CLASS IB	$20.97	1,416

EQ/MODERATE-PLUS ALLOCATION	0.01%	CLASS IB	$25.14	108

EQ/MONEY MARKET	0.05%	CLASS IA	$206.48	—
EQ/MONEY MARKET	0.01%	CLASS IB	$11.84	1,172

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT NO. 66

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/PIMCO GLOBAL REAL RETURN	0.01%	CLASS K	$11.54	56

EQ/PIMCO ULTRA SHORT BOND	0.01%	CLASS IB	$14.77	83

EQ/QUALITY BOND PLUS	0.05%	CLASS IA	$280.37	—

EQ/SMALL COMPANY INDEX	0.01%	CLASS IB	$58.68	59

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.01%	CLASS IB	$21.26	10

MULTIMANAGER CORE BOND	0.01%	CLASS IB	$12.03	16

MULTIMANAGER TECHNOLOGY	0.01%	CLASS IB	$150.26	69

TARGET 2015 ALLOCATION	0.01%	CLASS IB	$18.91	29

TARGET 2025 ALLOCATION	0.01%	CLASS IB	$24.12	48

TARGET 2035 ALLOCATION	0.01%	CLASS IB	$28.11	38

TARGET 2045 ALLOCATION	0.01%	CLASS IB	$30.34	77

TARGET 2055 ALLOCATION	0.01%	CLASS IB	$25.69	1

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	0.01%	COMMON SHARES	$11.63	330

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	0.01%	COMMON SHARES	$27.66	553

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual program expense, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.

FSA-46

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 AVANTIS® U.S. LARGE CAP GROWTH*	1290 VT EQUITY INCOME**	1290 VT GAMCO MERGERS & ACQUISITIONS**	1290 VT GAMCO SMALL COMPANY VALUE**	1290 VT SOCIALLY RESPONSIBLE**	AMERICAN FUNDS IS® 2020 TARGET DATE FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$354	$37,176	$3,690	$14,941	$15,502	$5,783
Expenses:
Asset-based charges and other expenses	118	257	17	377	572	48

Net Investment Income (Loss)	236	36,919	3,673	14,564	14,930	5,735

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	90,797	(18,564)	4,563	229,532	138,612	10,783
Net realized gain distribution from the Portfolios	14,210	140,733	3,937	153,893	321,333	4,963

Net realized gain (loss)	105,007	122,169	8,500	383,425	459,945	15,746

Net change in unrealized appreciation (depreciation) of investments	25,110	56,683	6,898	(63,601)	193,442	20,837

Net Realized and Unrealized Gain (Loss) on Investments	130,117	178,852	15,398	319,824	653,387	36,583

Net Increase (Decrease) in Net Assets Resulting from Operations	$130,353	$215,771	$19,071	$334,388	$668,317	$42,318

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-47

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AMERICAN FUNDS IS® 2025 TARGET DATE FUND	AMERICAN FUNDS IS® 2030 TARGET DATE FUND	AMERICAN FUNDS IS® 2035 TARGET DATE FUND	AMERICAN FUNDS IS® 2040 TARGET DATE FUND	AMERICAN FUNDS IS® 2045 TARGET DATE FUND	AMERICAN FUNDS IS® 2050 TARGET DATE FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$18,047	$18,403	$15,409	$5,052	$15,093	$8,720
Expenses:
Asset-based charges and other expenses	141	317	297	210	269	179

Net Investment Income (Loss)	17,906	18,086	15,112	4,842	14,824	8,541

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	54,152	14,800	200,056	7,218	11,351	33,250
Net realized gain distribution from the Portfolios	3,905	8,433	29,356	3,666	511	437

Net realized gain (loss)	58,057	23,233	229,412	10,884	11,862	33,687

Net change in unrealized appreciation (depreciation) of investments	41,673	255,110	102,393	230,393	438,913	184,332

Net Realized and Unrealized Gain (Loss) on Investments	99,730	278,343	331,805	241,277	450,775	218,019

Net Increase (Decrease) in Net Assets Resulting from Operations	$117,636	$296,429	$346,917	$246,119	$465,599	$226,560

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AMERICAN FUNDS IS® 2055 TARGET DATE FUND	AMERICAN FUNDS IS® 2060 TARGET DATE FUND	AMERICAN FUNDS IS® 2065 TARGET DATE FUND	AMERICAN FUNDS IS® 2070 TARGET DATE FUND	EQ/AB SMALL CAP GROWTH**	EQ/AGGRESSIVE ALLOCATION**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,065	$23	$94	$39	$1,171	$31,435
Expenses:
Asset-based charges and other expenses	141	—	—	1	127	301

Net Investment Income (Loss)	5,924	23	94	38	1,044	31,134

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	33,182	761	224	58	(47,520)	(141,099)
Net realized gain distribution from the Portfolios	1,360	216	140	333	77,907	200,466

Net realized gain (loss)	34,542	977	364	391	30,387	59,367

Net change in unrealized appreciation (depreciation) of investments	133,052	681	581	1,654	32,646	179,323

Net Realized and Unrealized Gain (Loss) on Investments	167,594	1,658	945	2,045	63,033	238,690

Net Increase (Decrease) in Net Assets Resulting from Operations	$173,518	$1,681	$1,039	$2,083	$64,077	$269,824

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-49

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/ALL ASSET GROWTH ALLOCATION**	EQ/CAPITAL GROUP RESEARCH**	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**	EQ/CONSERVATIVE ALLOCATION**	EQ/CONSERVATIVE- PLUS ALLOCATION**	EQ/CORE PLUS BOND**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,865	$42,882	$—	$54,002	$17,196	$50,095
Expenses:
Asset-based charges and other expenses	54	1,346	96	306	108	127

Net Investment Income (Loss)	8,811	41,536	(96)	53,696	17,088	49,968

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(12,370)	323,026	54,889	(93,272)	(28,391)	(23,848)
Net realized gain distribution from the Portfolios	21,256	806,535	73,557	52,761	40,042	—

Net realized gain (loss)	8,886	1,129,561	128,446	(40,511)	11,651	(23,848)

Net change in unrealized appreciation (depreciation) of investments	46,303	599,816	(90,932)	147,149	38,308	46,977

Net Realized and Unrealized Gain (Loss) on Investments	55,189	1,729,377	37,514	106,638	49,959	23,129

Net Increase (Decrease) in Net Assets Resulting from Operations	$64,000	$1,770,913	$37,418	$160,334	$67,047	$73,097

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-50

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/EQUITY 500 INDEX**	EQ/GLOBAL EQUITY MANAGED VOLATILITY**	EQ/INTERMEDIATE GOVERNMENT BOND**	EQ/INTERNATIONAL CORE MANAGED VOLATILITY**	EQ/INTERNATIONAL EQUITY INDEX**	EQ/JANUS ENTERPRISE**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$219,987	$9,880	$120,851	$23,190	$274,322	$—
Expenses:
Asset-based charges and other expenses	4,293	161	535	231	1,187	124

Net Investment Income (Loss)	215,694	9,719	120,316	22,959	273,135	(124)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,543,675	(28,429)	(23,530)	14,512	336,750	10,156
Net realized gain distribution from the Portfolios	833,824	124,725	—	128,764	—	76,742

Net realized gain (loss)	3,377,499	96,296	(23,530)	143,276	336,750	86,898

Net change in unrealized appreciation (depreciation) of investments	1,418,061	105,863	109,992	219,433	1,545,027	(28,029)

Net Realized and Unrealized Gain (Loss) on Investments	4,795,560	202,159	86,462	362,709	1,881,777	58,869

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,011,254	$211,878	$206,778	$385,668	$2,154,912	$58,745

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-51

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/JPMORGAN GROWTH STOCK**	EQ/JPMORGAN VALUE OPPORTUNITIES**	EQ/LARGE CAP GROWTH INDEX**	EQ/LARGE CAP GROWTH MANAGED VOLATILITY**	EQ/LARGE CAP VALUE MANAGED VOLATILITY**	EQ/MFS INTERNATIONAL GROWTH**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,125	$—	$3,696	$83,536	$18,202
Expenses:
Asset-based charges and other expenses	222	—	2,194	553	856	232

Net Investment Income (Loss)	(222)	1,125	(2,194)	3,143	82,680	17,970

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	31,679	97	276,673	(76,914)	71,434	(6,965)
Net realized gain distribution from the Portfolios	250,846	9,023	1,361,063	559,098	512,933	164,656

Net realized gain (loss)	282,525	9,120	1,637,736	482,184	584,367	157,691

Net change in unrealized appreciation (depreciation) of investments	(64,250)	4,781	996,484	(43,303)	(28,980)	124,194

Net Realized and Unrealized Gain (Loss) on Investments	218,275	13,901	2,634,220	438,881	555,387	281,885

Net Increase (Decrease) in Net Assets Resulting from Operations	$218,053	$15,026	$2,632,026	$442,024	$638,067	$299,855

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-52

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MID CAP INDEX**	EQ/MID CAP VALUE MANAGED VOLATILITY**	EQ/MODERATE ALLOCATION**	EQ/MODERATE-PLUS ALLOCATION**	EQ/MONEY MARKET**	EQ/PIMCO GLOBAL REAL RETURN**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,069	$40,870	$692,966	$49,806	$562,619	$8,845
Expenses:
Asset-based charges and other expenses	128	489	4,130	358	2,177	87

Net Investment Income (Loss)	6,941	40,381	688,836	49,448	560,442	8,758

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(3,272)	34,303	(613,559)	(63,566)	(1,157)	(14,637)
Net realized gain distribution from the Portfolios	53,909	244,678	1,727,923	197,884	84	—

Net realized gain (loss)	50,637	278,981	1,114,364	134,318	(1,073)	(14,637)

Net change in unrealized appreciation (depreciation) of investments	15,814	(146,796)	1,108,748	103,034	(802)	40,396

Net Realized and Unrealized Gain (Loss) on Investments	66,451	132,185	2,223,112	237,352	(1,875)	25,759

Net Increase (Decrease) in Net Assets Resulting from Operations	$73,392	$172,566	$2,911,948	$286,800	$558,567	$34,517

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-53

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/PIMCO ULTRA SHORT BOND**	EQ/QUALITY BOND PLUS**	EQ/SMALL COMPANY INDEX**	EQUITABLE CONSERVATIVE GROWTH MF/ETF**	MULTIMANAGER CORE BOND**	MULTIMANAGER TECHNOLOGY**

Income and Expenses:
Investment Income:
Dividends from the Portfolios	$50,078	$1,360	$27,908	$7,338	$7,827	$—
Expenses:
Asset-based charges and other expenses	169	18	495	23	31	1,310

Net Investment Income (Loss)	49,909	1,342	27,413	7,315	7,796	(1,310)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,833	(44)	141,418	(938)	(855)	10,159
Net realized gain distribution from the Portfolios	—	—	115,162	8,722	—	1,124,451

Net realized gain (loss)	3,833	(44)	256,580	7,784	(855)	1,134,610

Net change in unrealized appreciation (depreciation) of investments	(451)	977	159,599	3,895	7,690	1,077,023

Net Realized and Unrealized Gain (Loss) on Investments	3,382	933	416,179	11,679	6,835	2,211,633

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,291	$2,275	$443,592	$18,994	$14,631	$2,210,323

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-54

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	TARGET 2015 ALLOCATION**	TARGET 2025 ALLOCATION**	TARGET 2035 ALLOCATION**	TARGET 2045 ALLOCATION**	TARGET 2055 ALLOCATION**	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$20,457	$31,287	$21,622	$40,616	$515	$112,662
Expenses:
Asset-based charges and other expenses	75	185	136	307	5	445

Net Investment Income (Loss)	20,382	31,102	21,486	40,309	510	112,217

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(12,435)	15,554	10,644	49,755	3,209	(63,453)
Net realized gain distribution from the Portfolios	28,429	87,235	28,735	62,703	957	—

Net realized gain (loss)	15,994	102,789	39,379	112,458	4,166	(63,453)

Net change in unrealized appreciation (depreciation) of investments	12,826	33,397	83,302	194,876	1,425	155,493

Net Realized and Unrealized Gain (Loss) on Investments	28,820	136,186	122,681	307,334	5,591	92,040

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,202	$167,288	$144,167	$347,643	$6,101	$204,257

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-55

SEPARATE ACCOUNT NO. 66

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2025

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$99,106
Expenses:
Asset-based charges and other expenses	1,255

Net Investment Income (Loss)	97,851

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	705,952
Net realized gain distribution from the Portfolios	462,652

Net realized gain (loss)	1,168,604

Net change in unrealized appreciation (depreciation) of investments	157,659

Net Realized and Unrealized Gain (Loss) on Investments	1,326,263

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,424,114

The accompanying notes are an integral part of these financial statements.

FSA-56

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 AVANTIS® U.S. LARGE CAP GROWTH*		1290 VT EQUITY INCOME**		1290 VT GAMCO MERGERS & ACQUISITIONS**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$236	$600	$36,919	$38,611	$3,673	$2,910
Net realized gain (loss)	105,007	80,786	122,169	137,002	8,500	8,557
Net change in unrealized appreciation (depreciation) of investments	25,110	175,734	56,683	(11,593)	6,898	1,890

Net increase (decrease) in net assets resulting from operations	130,353	257,120	215,771	164,020	19,071	13,357

From Contractowners Transactions:
Payments received from contractowners	86,157	86,625	136,820	144,779	8,917	24,274
Transfers between Variable Investment Options including guaranteed interest account, net	48,058	(6,780)	(457,482)	35,721	(12,956)	284
Redemptions for contract benefits and terminations	(268,614)	(402,031)	(21,143)	(239,482)	(47,318)	(15,611)
Contract maintenance charges	(5,658)	(6,536)	(10,431)	(10,388)	(807)	(977)

Net increase (decrease) in net assets resulting from contractowners transactions	(140,057)	(328,722)	(352,236)	(69,370)	(52,164)	7,970

Net Increase (Decrease) in Net Assets	(9,704)	(71,602)	(136,465)	94,650	(33,093)	21,327
Net Assets — Beginning of Year	895,091	966,693	1,913,372	1,818,722	165,982	144,655

Net Assets — End of Year	$885,387	$895,091	$1,776,907	$1,913,372	$132,889	$165,982

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-57

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT GAMCO SMALL COMPANY VALUE**		1290 VT SOCIALLY RESPONSIBLE**		AMERICAN FUNDS IS® 2020 TARGET DATE FUND(a)
	2025	2024	2025	2024	2025
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$14,564	$15,875	$14,930	$16,516	$5,735
Net realized gain (loss)	383,425	368,265	459,945	709,814	15,746
Net change in unrealized appreciation (depreciation) of investments	(63,601)	(46,109)	193,442	132,189	20,837

Net increase (decrease) in net assets resulting from operations	334,388	338,031	668,317	858,519	42,318

From Contractowners Transactions:
Payments received from contractowners	128,917	143,642	142,809	153,453	26,977
Transfers between Variable Investment Options including guaranteed interest account, net	3,378	(68,714)	4,829	(974,646)	244,160
Redemptions for contract benefits and terminations	(779,500)	(810,572)	(249,599)	(90,094)	(30,615)
Contract maintenance charges	(15,078)	(17,013)	(21,244)	(22,457)	(4,940)

Net increase (decrease) in net assets resulting from contractowners transactions	(662,283)	(752,657)	(123,205)	(933,744)	235,582

Net Increase (Decrease) in Net Assets	(327,895)	(414,626)	545,112	(75,225)	277,900
Net Assets — Beginning of Year or Period	2,799,534	3,214,160	3,958,716	4,033,941	—

Net Assets — End of Year or Period	$2,471,639	$2,799,534	$4,503,828	$3,958,716	$277,900

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on October 18, 2024. However, there were no outstanding units as of December 31, 2024.

FSA-58

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS IS® 2025 TARGET DATE FUND(b)		AMERICAN FUNDS IS® 2030 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2035 TARGET DATE FUND(b)
	2025	2024	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,906	$651	$18,086	$15,112	$12
Net realized gain (loss)	58,057	—	23,233	229,412	1
Net change in unrealized appreciation (depreciation) of investments	41,673	(1,417)	255,110	102,393	(23)

Net increase (decrease) in net assets resulting from operations	117,636	(766)	296,429	346,917	(10)

From Contractowners Transactions:
Payments received from contractowners	63,223	—	202,379	273,042	988
Transfers between Variable Investment Options including guaranteed interest account, net	1,478,770	52,179	2,858,201	1,751,144	—
Redemptions for contract benefits and terminations	(314,235)	—	(268,418)	(1,169,831)	—
Contract maintenance charges	(6,334)	(2)	(15,047)	(12,569)	(1)

Net increase (decrease) in net assets resulting from contractowners transactions	1,221,424	52,177	2,777,115	841,786	987

Net Increase (Decrease) in Net Assets	1,339,060	51,411	3,073,544	1,188,703	977
Net Assets — Beginning of Year or Period	51,411	—	—	977	—

Net Assets — End of Year or Period	$1,390,471	$51,411	$3,073,544	$1,189,680	$977

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on October 18, 2024. However, there were no outstanding units as of December 31, 2024.
(b)	Units were made available on October 18, 2024.

FSA-59

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS IS® 2040 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2045 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2050 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2055 TARGET DATE FUND(b)
	2025	2025	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,842	$14,824	$8,541	$5,924	$173
Net realized gain (loss)	10,884	11,862	33,687	34,542	86
Net change in unrealized appreciation (depreciation) of investments	230,393	438,913	184,332	133,052	(713)

Net increase (decrease) in net assets resulting from operations	246,119	465,599	226,560	173,518	(454)

From Contractowners Transactions:
Payments received from contractowners	265,612	184,752	469,456	343,705	700
Transfers between Variable Investment Options including guaranteed interest account, net	1,534,688	2,101,237	1,223,792	1,118,728	18,284
Redemptions for contract benefits and terminations	(120,758)	(194,694)	(440,687)	(618,218)	—
Contract maintenance charges	(10,561)	(10,913)	(7,413)	(7,226)	(15)

Net increase (decrease) in net assets resulting from contractowners transactions	1,668,981	2,080,382	1,245,148	836,989	18,969

Net Increase (Decrease) in Net Assets	1,915,100	2,545,981	1,471,708	1,010,507	18,515
Net Assets — Beginning of Year or Period	—	—	—	18,515	—

Net Assets — End of Year or Period	$1,915,100	$2,545,981	$1,471,708	$1,029,022	$18,515

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on October 18, 2024. However, there were no outstanding units as of December 31, 2024.
(b)	Units were made available on October 18, 2024.

FSA-60

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS IS® 2060 TARGET DATE FUND(b)		AMERICAN FUNDS IS® 2065 TARGET DATE FUND(a)	AMERICAN FUNDS IS® 2070 TARGET DATE FUND(a)	EQ/AB SMALL CAP GROWTH**
	2025	2024	2025	2025	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$23	$7	$94	$38	$1,044	$2,054
Net realized gain (loss)	977	4	364	391	30,387	3,210
Net change in unrealized appreciation (depreciation) of investments	681	(20)	581	1,654	32,646	92,025

Net increase (decrease) in net assets resulting from operations	1,681	(9)	1,039	2,083	64,077	97,289

From Contractowners Transactions:
Payments received from contractowners	22,986	700	14,612	10,488	75,366	76,189
Transfers between Variable Investment Options including guaranteed interest account, net	(6,624)	—	—	7,846	(44,881)	24,601
Redemptions for contract benefits and terminations	(1,891)	—	(2,778)	(615)	(69,056)	(151,600)
Contract maintenance charges	(68)	(1)	(31)	(79)	(4,901)	(4,749)

Net increase (decrease) in net assets resulting from contractowners transactions	14,403	699	11,803	17,640	(43,472)	(55,559)

Net Increase (Decrease) in Net Assets	16,084	690	12,842	19,723	20,605	41,730

Net Assets — Beginning of Year or Period	690	—	—	—	803,536	761,806

Net Assets — End of Year or Period	$16,774	$690	$12,842	$19,723	$824,141	$803,536

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on October 18, 2024. However, there were no outstanding units as of December 31, 2024.
(b)	Units were made available on October 18, 2024.

FSA-61

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AGGRESSIVE ALLOCATION**		EQ/ALL ASSET GROWTH ALLOCATION**		EQ/CAPITAL GROUP RESEARCH**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$31,134	$48,358	$8,811	$8,625	$41,536	$141,706
Net realized gain (loss)	59,367	60,462	8,886	10,078	1,129,561	1,730,619
Net change in unrealized appreciation (depreciation) of investments	179,323	205,424	46,303	18,277	599,816	516,016

Net increase (decrease) in net assets resulting from operations	269,824	314,244	64,000	36,980	1,770,913	2,388,341

From Contractowners Transactions:
Payments received from contractowners	276,395	251,885	47,707	66,213	273,959	289,772
Transfers between Variable Investment Options including guaranteed interest account, net	52,317	5,666	19,744	2,009	(39,887)	(72,396)
Redemptions for contract benefits and terminations	(580,544)	(704,945)	(84,233)	(23,054)	(1,055,879)	(2,231,537)
Contract maintenance charges	(13,319)	(15,287)	(2,262)	(2,242)	(51,493)	(51,151)

Net increase (decrease) in net assets resulting from contractowners transactions	(265,151)	(462,681)	(19,044)	42,926	(873,300)	(2,065,312)

Net Increase (Decrease) in Net Assets	4,673	(148,437)	44,956	79,906	897,613	323,029
Net Assets — Beginning of Year	2,316,589	2,465,026	384,706	304,800	9,381,228	9,058,199

Net Assets — End of Year	$2,321,262	$2,316,589	$429,662	$384,706	$10,278,841	$9,381,228

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-62

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**		EQ/CONSERVATIVE ALLOCATION**		EQ/CONSERVATIVE-PLUS ALLOCATION**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(96)	$(191)	$53,696	$69,722	$17,088	$20,605
Net realized gain (loss)	128,446	371,167	(40,511)	19,062	11,651	27,267
Net change in unrealized appreciation (depreciation) of investments	(90,932)	(42,915)	147,149	14,472	38,308	1,895

Net increase (decrease) in net assets resulting from operations	37,418	328,061	160,334	103,256	67,047	49,767

From Contractowners Transactions:
Payments received from contractowners	49,147	80,113	154,342	156,180	108,706	71,974
Transfers between Variable Investment Options including guaranteed interest account, net	(1,314)	(214,992)	(54,301)	28,063	(77,344)	32,470
Redemptions for contract benefits and terminations	(102,561)	(1,159,465)	(751,185)	(190,854)	(164,561)	(66,044)
Contract maintenance charges	(3,438)	(6,505)	(12,524)	(13,021)	(4,717)	(4,587)

Net increase (decrease) in net assets resulting from contractowners transactions	(58,166)	(1,300,849)	(663,668)	(19,632)	(137,916)	33,813

Net Increase (Decrease) in Net Assets	(20,748)	(972,788)	(503,334)	83,624	(70,869)	83,580
Net Assets — Beginning of Year	717,595	1,690,383	2,296,655	2,213,031	766,083	682,503

Net Assets — End of Year	$696,847	$717,595	$1,793,321	$2,296,655	$695,214	$766,083

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-63

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CORE PLUS BOND**		EQ/EQUITY 500 INDEX**		EQ/GLOBAL EQUITY MANAGED VOLATILITY**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$49,968	$46,518	$215,694	$241,620	$9,719	$14,190
Net realized gain (loss)	(23,848)	(44,165)	3,377,499	2,051,231	96,296	105,667
Net change in unrealized appreciation (depreciation) of investments	46,977	(19,090)	1,418,061	3,595,366	105,863	48,045

Net increase (decrease) in net assets resulting from operations	73,097	(16,737)	5,011,254	5,888,217	211,878	167,902

From Contractowners Transactions:
Payments received from contractowners	74,515	39,927	1,068,371	1,015,583	80,969	84,137
Transfers between Variable Investment Options including guaranteed interest account, net	23,054	136,722	(1,956,459)	502,032	(56,110)	(125,758)
Redemptions for contract benefits and terminations	(54,201)	(59,767)	(2,292,174)	(2,356,382)	(100,649)	(424,859)
Contract maintenance charges	(4,728)	(4,330)	(160,873)	(146,256)	(6,805)	(8,123)

Net increase (decrease) in net assets resulting from contractowners transactions	38,640	112,552	(3,341,135)	(985,023)	(82,595)	(474,603)

Net Increase (Decrease) in Net Assets	111,737	95,815	1,670,119	4,903,194	129,283	(306,701)
Net Assets — Beginning of Year	880,197	784,382	29,797,488	24,894,294	1,137,277	1,443,978

Net Assets — End of Year	$991,934	$880,197	$31,467,607	$29,797,488	$1,266,560	$1,137,277

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-64

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERMEDIATE GOVERNMENT BOND**		EQ/INTERNATIONAL CORE MANAGED VOLATILITY**		EQ/INTERNATIONAL EQUITY INDEX**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$120,316	$92,967	$22,959	$32,996	$273,135	$205,427
Net realized gain (loss)	(23,530)	(64,822)	143,276	132,499	336,750	262,446
Net change in unrealized appreciation (depreciation) of investments	109,992	54,132	219,433	(110,406)	1,545,027	(113,684)

Net increase (decrease) in net assets resulting from operations	206,778	82,277	385,668	55,089	2,154,912	354,189

From Contractowners Transactions:
Payments received from contractowners	159,593	130,200	66,843	59,796	337,957	332,022
Transfers between Variable Investment Options including guaranteed interest account, net	142,202	166,977	91,971	39,668	(324,980)	97,213
Redemptions for contract benefits and terminations	(127,374)	(322,710)	(179,822)	(293,091)	(717,713)	(1,108,344)
Contract maintenance charges	(20,550)	(19,751)	(8,679)	(8,514)	(43,404)	(40,894)

Net increase (decrease) in net assets resulting from contractowners transactions	153,871	(45,284)	(29,687)	(202,141)	(748,140)	(720,003)

Net Increase (Decrease) in Net Assets	360,649	36,993	355,981	(147,052)	1,406,772	(365,814)
Net Assets — Beginning of Year	3,623,688	3,586,695	1,482,566	1,629,618	6,882,747	7,248,561

Net Assets — End of Year	$3,984,337	$3,623,688	$1,838,547	$1,482,566	$8,289,519	$6,882,747

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-65

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/JANUS ENTERPRISE**		EQ/JPMORGAN GROWTH STOCK**		EQ/JPMORGAN VALUE OPPORTUNITIES**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(124)	$(46)	$(222)	$(237)	$1,125	$1,085
Net realized gain (loss)	86,898	95,161	282,525	(19,112)	9,120	12,448
Net change in unrealized appreciation (depreciation) of investments	(28,029)	42,873	(64,250)	435,452	4,781	(243)

Net increase (decrease) in net assets resulting from operations	58,745	137,988	218,053	416,103	15,026	13,290

From Contractowners Transactions:
Payments received from contractowners	67,772	70,081	137,137	162,006	2,386	2,313
Transfers between Variable Investment Options including guaranteed interest account, net	(48,576)	65,936	(56,319)	(121,739)	—	(16,826)
Redemptions for contract benefits and terminations	(168,039)	(394,780)	(241,017)	(377,720)	—	—
Contract maintenance charges	(4,693)	(5,740)	(9,664)	(8,981)	(985)	(919)

Net increase (decrease) in net assets resulting from contractowners transactions	(153,536)	(264,503)	(169,863)	(346,434)	1,401	(15,432)

Net Increase (Decrease) in Net Assets	(94,791)	(126,515)	48,190	69,669	16,427	(2,142)
Net Assets — Beginning of Year	962,213	1,088,728	1,560,150	1,490,481	96,349	98,491

Net Assets — End of Year	$867,422	$962,213	$1,608,340	$1,560,150	$112,776	$96,349

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-66

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP GROWTH INDEX**		EQ/LARGE CAP GROWTH MANAGED VOLATILITY**		EQ/LARGE CAP VALUE MANAGED VOLATILITY**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,194)	$3,235	$3,143	$13,106	$82,680	$101,865
Net realized gain (loss)	1,637,736	1,977,153	482,184	539,844	584,367	936,257
Net change in unrealized appreciation (depreciation) of investments	996,484	1,164,199	(43,303)	498,289	(28,980)	9,484

Net increase (decrease) in net assets resulting from operations	2,632,026	3,144,587	442,024	1,051,239	638,067	1,047,606

From Contractowners Transactions:
Payments received from contractowners	374,531	268,110	109,700	138,438	260,418	269,805
Transfers between Variable Investment Options including guaranteed interest account, net	(256,586)	2,817,326	(180,141)	2,102	(696,633)	(318,018)
Redemptions for contract benefits and terminations	(966,274)	(264,648)	(841,625)	(392,560)	(473,941)	(2,819,588)
Contract maintenance charges	(71,249)	(48,949)	(23,642)	(23,438)	(32,043)	(39,957)

Net increase (decrease) in net assets resulting from contractowners transactions	(919,578)	2,771,839	(935,708)	(275,458)	(942,199)	(2,907,758)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	1,157	—	—	—

Net Increase (Decrease) in Net Assets	1,712,448	5,916,426	(492,527)	775,781	(304,132)	(1,860,152)
Net Assets — Beginning of Year	15,294,367	9,377,941	4,354,967	3,579,186	6,672,031	8,532,183

Net Assets — End of Year	$17,006,815	$15,294,367	$3,862,440	$4,354,967	$6,367,899	$6,672,031

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MFS INTERNATIONAL GROWTH**		EQ/MID CAP INDEX**		EQ/MID CAP VALUE MANAGED VOLATILITY**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,970	$8,811	$6,941	$8,669	$40,381	$52,660
Net realized gain (loss)	157,691	37,219	50,637	42,411	278,981	523,793
Net change in unrealized appreciation (depreciation) of investments	124,194	49,623	15,814	63,187	(146,796)	(129,093)

Net increase (decrease) in net assets resulting from operations	299,855	95,653	73,392	114,267	172,566	447,360

From Contractowners Transactions:
Payments received from contractowners	92,499	124,531	122,416	86,875	96,720	133,800
Transfers between Variable Investment Options including guaranteed interest account, net	579,226	(21,943)	(253,158)	52,795	(248,051)	(158,437)
Redemptions for contract benefits and terminations	(160,817)	(104,521)	(31,909)	(160,364)	(378,329)	(419,703)
Contract maintenance charges	(8,717)	(6,210)	(5,498)	(5,499)	(21,083)	(23,169)

Net increase (decrease) in net assets resulting from contractowners transactions	502,191	(8,143)	(168,149)	(26,193)	(550,743)	(467,509)

Net Increase (Decrease) in Net Assets	802,046	87,510	(94,757)	88,074	(378,177)	(20,149)
Net Assets — Beginning of Year	1,200,528	1,113,018	957,765	869,691	3,899,460	3,919,609

Net Assets — End of Year	$2,002,574	$1,200,528	$863,008	$957,765	$3,521,283	$3,899,460

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-68

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MODERATE ALLOCATION**		EQ/MODERATE-PLUS ALLOCATION**		EQ/MONEY MARKET**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$688,836	$770,408	$49,448	$61,868	$560,442	$592,979
Net realized gain (loss)	1,114,364	416,860	134,318	89,406	(1,073)	3,238
Net change in unrealized appreciation (depreciation) of investments	1,108,748	1,026,183	103,034	118,124	(802)	(2,295)

Net increase (decrease) in net assets resulting from operations	2,911,948	2,213,451	286,800	269,398	558,567	593,922

From Contractowners Transactions:
Payments received from contractowners	3,985,317	4,054,117	313,524	324,363	585,169	695,487
Transfers between Variable Investment Options including guaranteed interest account, net	(441,837)	(1,817,974)	(9,552)	(37,693)	2,319,180	4,129,986
Redemptions for contract benefits and terminations	(5,484,745)	(3,680,198)	(474,317)	(536,946)	(3,801,026)	(2,344,948)
Contract maintenance charges	(192,009)	(192,258)	(16,745)	(17,562)	(80,782)	(74,155)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,133,274)	(1,636,313)	(187,090)	(267,838)	(977,459)	2,406,370

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	—	—	4,069	3,878

Net Increase (Decrease) in Net Assets	778,674	577,138	99,710	1,560	(414,823)	3,004,170
Net Assets — Beginning of Year	28,917,849	28,340,711	2,611,789	2,610,229	14,283,785	11,279,615

Net Assets — End of Year	$29,696,523	$28,917,849	$2,711,499	$2,611,789	$13,868,962	$14,283,785

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-69

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/PIMCO GLOBAL REAL RETURN**		EQ/PIMCO ULTRA SHORT BOND**		EQ/QUALITY BOND PLUS**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,758	$4,578	$49,909	$52,686	$1,342	$1,061
Net realized gain (loss)	(14,637)	(64,697)	3,833	35,628	(44)	(41)
Net change in unrealized appreciation (depreciation) of investments	40,396	61,021	(451)	(30,151)	977	(101)

Net increase (decrease) in net assets resulting from operations	34,517	902	53,291	58,163	2,275	919

From Contractowners Transactions:
Payments received from contractowners	5,994	7,435	82,695	56,562	2,386	2,313
Transfers between Variable Investment Options including guaranteed interest account, net	17,556	(26,054)	9,203	449,245	—	21,091
Redemptions for contract benefits and terminations	(11,141)	(8,375)	(57,384)	(846,746)	—	—
Contract maintenance charges	(3,044)	(3,212)	(6,837)	(6,037)	(374)	(291)

Net increase (decrease) in net assets resulting from contractowners transactions	9,365	(30,206)	27,677	(346,976)	2,012	23,113

Net Increase (Decrease) in Net Assets	43,882	(29,304)	80,968	(288,813)	4,287	24,032
Net Assets — Beginning of Year	606,534	635,838	1,148,982	1,437,795	35,299	11,267

Net Assets — End of Year	$650,416	$606,534	$1,229,950	$1,148,982	$39,586	$35,299

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-70

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	EQ/SMALL COMPANY INDEX**		EQUITABLE CONSERVATIVE GROWTH MF/ ETF**		MULTIMANAGER CORE BOND**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$27,413	$48,593	$7,315	$4,901	$7,796	$10,111
Net realized gain (loss)	256,580	236,090	7,784	3,939	(855)	(2,342)
Net change in unrealized appreciation (depreciation) of investments	159,599	130,084	3,895	7,595	7,690	(3,573)

Net increase (decrease) in net assets resulting from operations	443,592	414,767	18,994	16,435	14,631	4,196

From Contractowners Transactions:
Payments received from contractowners	153,330	132,496	9,605	11,491	16,384	14,859
Transfers between Variable Investment Options including guaranteed interest account, net	(168,652)	(112,221)	44,330	(71,617)	(51,690)	27,787
Redemptions for contract benefits and terminations	(850,344)	(324,916)	(25,214)	(4,782)	(46,373)	(104,244)
Contract maintenance charges	(19,291)	(21,541)	(1,155)	(1,311)	(1,336)	(1,744)

Net increase (decrease) in net assets resulting from contractowners transactions	(884,957)	(326,182)	27,566	(66,219)	(83,015)	(63,342)

Net Increase (Decrease) in Net Assets	(441,365)	88,585	46,560	(49,784)	(68,384)	(59,146)
Net Assets — Beginning of Year	3,899,958	3,811,373	159,572	209,356	264,434	323,580

Net Assets — End of Year	$3,458,593	$3,899,958	$206,132	$159,572	$196,050	$264,434

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-71

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	MULTIMANAGER TECHNOLOGY**		TARGET 2015 ALLOCATION**		TARGET 2025 ALLOCATION**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,310)	$(1,474)	$20,382	$19,294	$31,102	$33,097
Net realized gain (loss)	1,134,610	1,172,324	15,994	24,393	102,789	108,265
Net change in unrealized appreciation (depreciation) of investments	1,077,023	889,971	12,826	(18,159)	33,397	(22,013)

Net increase (decrease) in net assets resulting from operations	2,210,323	2,060,821	49,202	25,528	167,288	119,349

From Contractowners Transactions:
Payments received from contractowners	257,349	257,562	(2)	(1)	(5)	(6)
Transfers between Variable Investment Options including guaranteed interest account, net	(326,044)	30,479	(4,320)	—	—	—
Redemptions for contract benefits and terminations	(813,503)	(1,498,121)	(32,190)	(41,227)	(310,069)	(158,056)
Contract maintenance charges	(48,597)	(47,679)	(3,319)	(3,495)	(7,862)	(8,306)

Net increase (decrease) in net assets resulting from contractowners transactions	(930,795)	(1,257,759)	(39,831)	(44,723)	(317,936)	(166,368)

Net Increase (Decrease) in Net Assets	1,279,528	803,062	9,371	(19,195)	(150,648)	(47,019)
Net Assets — Beginning of Year	9,138,103	8,335,041	540,661	559,856	1,315,768	1,362,787

Net Assets — End of Year	$10,417,631	$9,138,103	$550,032	$540,661	$1,165,120	$1,315,768

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-72

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	TARGET 2035 ALLOCATION**		TARGET 2045 ALLOCATION**		TARGET 2055 ALLOCATION**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$21,486	$19,089	$40,309	$35,650	$510	$517
Net realized gain (loss)	39,379	30,143	112,458	64,290	4,166	1,294
Net change in unrealized appreciation (depreciation) of investments	83,302	50,746	194,876	148,092	1,425	3,216

Net increase (decrease) in net assets resulting from operations	144,167	99,978	347,643	248,032	6,101	5,027

From Contractowners Transactions:
Payments received from contractowners	(9)	—	(112)	5	—	—
Transfers between Variable Investment Options including guaranteed interest account, net	(7,929)	—	(6,469)	(1,144)	—	(932)
Redemptions for contract benefits and terminations	(25,575)	(27,496)	(102,683)	(68,892)	(8,577)	(1,545)
Contract maintenance charges	(6,262)	(6,180)	(13,364)	(12,647)	(266)	(271)

Net increase (decrease) in net assets resulting from contractowners transactions	(39,775)	(33,676)	(122,628)	(82,678)	(8,843)	(2,748)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 66	—	—	—	—	2	—

Net Increase (Decrease) in Net Assets	104,392	66,302	225,015	165,354	(2,740)	2,279
Net Assets — Beginning of Year	951,278	884,976	2,113,432	1,948,078	37,776	35,497

Net Assets — End of Year	$1,055,670	$951,278	$2,338,447	$2,113,432	$35,036	$37,776

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-73

SEPARATE ACCOUNT NO. 66

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2025 AND 2024

	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO		VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$112,217	$74,146	$97,851	$96,775
Net realized gain (loss)	(63,453)	(229,149)	1,168,604	477,565
Net change in unrealized appreciation (depreciation) of investments	155,493	180,298	157,659	1,038,453

Net increase (decrease) in net assets resulting from operations	204,257	25,295	1,424,114	1,612,793

From Contractowners Transactions:
Payments received from contractowners	183,361	143,280	679,957	678,464
Transfers between Variable Investment Options including guaranteed interest account, net	1,349,953	(175,985)	5,387,685	82,677
Redemptions for contract benefits and terminations	(357,825)	(132,902)	(1,105,970)	(447,736)
Contract maintenance charges	(15,575)	(13,392)	(49,459)	(43,606)

Net increase (decrease) in net assets resulting from contractowners transactions	1,159,914	(178,999)	4,912,213	269,799

Net Increase (Decrease) in Net Assets	1,364,171	(153,704)	6,336,327	1,882,592
Net Assets — Beginning of Year	2,481,195	2,634,899	8,951,718	7,069,126

Net Assets — End of Year	$3,845,366	$2,481,195	$15,288,045	$8,951,718

The accompanying notes are an integral part of these financial statements.

FSA-74

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements

December 31, 2025

1.	Organization

Separate Accounts No. 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 (collectively, the “Funds” or “Accounts”) were established by Equitable Financial Life Insurance Company (“Equitable Financial”), and were established under New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Financial. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). These financial statements reflect the financial position and results of operations for each of the Separate Accounts No. 10, 4, 3 and each of the Variable Investment Options of Separate Account No. 66. Annuity contracts issued by Equitable Financial for which the Accounts are the funding vehicles are Equi-Pen-Plus (“EPP”), Members Retirement Program (“MRP”), and Retirement Investment Account (“RIA”) (collectively, “the Plans”). Institutional Contracts reflects investments in Funds by Contractowners of group annuity contracts issued by Equitable Financial. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

Separate Account No. 66 consists of 58 Variable Investment Options. The Account invests in shares of mutual funds of 1290 Trust, American Funds Insurance Series®, EQ Advisors Trust (“EQAT”), and Vanguard Variable Insurance Funds (collectively “the Trusts”). The Trusts are open-end investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, “the Trusts” refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Accounts.

Separate Account No. 10, 4, and 3 present a Statement of Assets and Liabilities as of December 31, 2025, a Statement of Operations for the year ended December 31, 2025, a Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, and a Portfolio of Investments as of December 31, 2025. The Contractowners invest in Separate Accounts No. 10, 4 and 3 under the following respective names:

RIA	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Common Stock Fund
Separate Account No. 3	The AllianceBernstein Mid Cap Growth Fund
MRP	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Growth Equity Fund
Separate Account No. 3	The AllianceBernstein Mid Cap Growth Fund
EPP	Pooled Separate Account Funds**
Separate Account No. 10	The AllianceBernstein Balanced Fund
Separate Account No. 4	The AllianceBernstein Common Stock Fund
Institutional	Pooled Separate Account Funds**
Separate Account No. 10	Balanced Account
Separate Account No. 4	Growth Stock Account
Separate Account No. 3	Mid Cap Growth Stock Account

FSA-75

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Continued)

Separate Account No. 66 consists of the Variable Investment Options listed below. Separate Accounts No. 66 presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2025, a Statement of Operations for the year or period ended December 31, 2025, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2025 and 2024, except as otherwise indicated below:

RIA	EQ Advisors Trust*
	1290 VT Small Cap Value(1)	EQ/JPMorgan Growth Stock
	1290 VT Socially Responsible	EQ/JPMorgan Value Opportunities
	EQ/AB Small Cap Growth	EQ/Large Cap Core Managed Volatility(1)
	EQ/Capital Group Research	EQ/Large Cap Growth Index
	EQ/ClearBridge Large Cap Growth ESG	EQ/Large Cap Growth Managed Volatility
	EQ/Core Plus Bond	EQ/Large Cap Value Managed Volatility
	EQ/Equity 500 Index	EQ/Mid Cap Index
	EQ/Global Equity Managed Volatility	EQ/Mid Cap Value Managed Volatility
	EQ/Intermediate Government Bond	EQ/Money Market
	EQ/International Core Managed Volatility	EQ/Quality Bond PLUS
	EQ/International Equity Index	EQ/Value Equity(1)
	EQ/International Value Managed Volatility(1)	Multimanager Technology
MRP	1290 Trust*
1290 Avantis® U.S. Large Cap Growth
American Funds Insurance Series®
	American Funds IS® 2010 Target Date Fund(1)	American Funds IS® 2045 Target Date Fund
	American Funds IS® 2015 Target Date Fund(1)	American Funds IS® 2050 Target Date Fund
	American Funds IS® 2020 Target Date Fund	American Funds IS® 2055 Target Date Fund
	American Funds IS® 2025 Target Date Fund	American Funds IS® 2060 Target Date Fund
	American Funds IS® 2030 Target Date Fund	American Funds IS® 2065 Target Date Fund
	American Funds IS® 2035 Target Date Fund	American Funds IS® 2070 Target Date Fund
American Funds IS® 2040 Target Date Fund
EQ Advisors Trust*
	1290 VT Equity Income	EQ/Large Cap Growth Managed Volatility
	1290 VT GAMCO Mergers & Acquisitions	EQ/Large Cap Value Managed Volatility
	1290 VT GAMCO Small Company Value	EQ/MFS International Growth
	1290 VT Socially Responsible	EQ/Mid Cap Index
	EQ/AB Small Cap Growth	EQ/Mid Cap Value Managed Volatility
	EQ/Aggressive Allocation	EQ/Moderate Allocation
	EQ/All Asset Growth Allocation	EQ/Moderate-Plus Allocation
	EQ/Capital Group Research	EQ/Money Market
	EQ/ClearBridge Large Cap Growth ESG	EQ/PIMCO Global Real Return
	EQ/Conservative Allocation	EQ/PIMCO Ultra Short Bond
	EQ/Conservative-Plus Allocation	EQ/Small Company Index
	EQ/Core Plus Bond	Equitable Conservative Growth MF/ETF
	EQ/Equity 500 Index	Multimanager Core Bond
	EQ/Global Equity Managed Volatility	Multimanager Technology
	EQ/Intermediate Government Bond	Target 2015 Allocation
	EQ/International Core Managed Volatility	Target 2025 Allocation
	EQ/International Equity Index	Target 2035 Allocation
	EQ/Janus Enterprise	Target 2045 Allocation
	EQ/JPMorgan Growth Stock	Target 2055 Allocation
EQ/Large Cap Growth Index
Vanguard Variable Insurance Funds
	Vanguard Variable Insurance Fund Total Bond	Vanguard Variable Insurance Fund Total Stock
	Market Index Portfolio	Market Index Portfolio

(1)	The account had no units at December 31, 2025, thus the fund is excluded from all other sections of the financial statements.
*	An affiliate of Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.
**	As defined in the respective Prospectus of the Plans.

FSA-76

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. Separate Account No. 66 is used to fund benefits under group annuity Contract (“Contracts”) in connection with retirement savings on a tax-deferred basis. All Contracts are issued by Equitable Financial. The assets of the Accounts are the property of Equitable Financial. However, the portion of the Accounts’ assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in Separate Accounts No. 4 and 66 arises primarily from (1) contributions from Equitable Financial and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the account in excess of the net assets attributable to contractowners. Amounts retained by Equitable Financial are not subject to charges for expense risks, assets-based administration charges are distribution charges. Amount retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”). Equitable Financial’s General Account is subject to creditor rights.

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Accounting policies specific to Separate Accounts No. 10, 4 and 3:

Investment securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by Equitable Financial’s investment officers.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days.

Fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the investment advisor may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security.

FSA-77

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Financial’s investment officers.

Investment Transactions:

Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable is adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

The books and records of the Accounts are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under “Realized and Unrealized Gain (Loss) on Investments” in the Statement of Operations. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year.

Futures and Forward Contracts:

Futures and forward contracts are agreements to buy or sell a security, foreign currency, or stock index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or securities.

Futures and forward contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used.

Separate Accounts No. 10 and 4 may buy or sell futures contracts solely for the purpose of protecting their Account’s securities against anticipated future changes in interest rates that might adversely affect the value of an Account’s securities or the price of the securities that an Account intends to purchase at a later date. During the period the futures and forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. Variation margin payments for futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. For the year ended December 31, 2025, the average monthly notional value of futures contracts held in Separate Account No. 4 was $740,187. All futures contracts were related to equity contracts. For the year ended December 31, 2025, Separate Account No. 10 did not enter into any futures contracts. Separate Account No. 3 does not enter into futures contracts.

When the futures or forward contract is closed, the Accounts record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Accounts’ basis in the contract. Should interest rates or the price of securities move unexpectedly, the Accounts may not achieve the anticipated benefits of the financial futures or forward contracts and may incur a loss. The use of futures and forward transactions involves the risk of imperfect correlation in movements in the prices of futures and forward contracts, interest rates and the underlying hedged assets.

FSA-78

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Continued)

Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign security holdings but did not enter into any forward currency contracts during the year ended December 31, 2025. Separate Accounts No. 3, and 4 do not enter into forward currency contracts. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains and losses from foreign currency transactions.

Market and Credit Risk:

Futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures and forward contracts reflect the extent of the Accounts’ exposure to off-balance sheet risk. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Accounts bear the market risk that arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade that acts as the counterparty of the Accounts’ futures transactions. Forward contracts are entered into directly with a counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Accounts are exposed to the risk of default by the counterparty.

Contracts in Payout:

Net assets allocated to Contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The table used is the 1951 GA. The assumed investment returns vary by Contract and range from 4 percent to 6.5 percent. The Contracts are participating group annuities, and thus, the mortality risk is borne by the Contractowner, as long as the Contract has not been discontinued. Equitable Financial retains the ultimate obligation to pay the benefits if the Contract funds become insufficient and the Contractowner elects to discontinue the contract.

Other assets and liabilities:

Amounts due to/from the General Account represent receivables/payables for policy related transactions predominantly related to premiums, surrenders and death benefits.

Contract Payments and Withdrawals:

Payments received from Contractowners represent contributions under the Contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account) after the deduction of any applicable withdrawal changes. The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

Withdrawals are payments to participants and beneficiaries made under the terms of the Plans and include amounts that participants have requested to be withdrawn and paid to them.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

FSA-79

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies (Concluded)

Accounting policies specific to Separate Account No. 66:

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of the Contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

FSA-80

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The Advisor has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedure established by the Advisor and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Advisor’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

FSA-81

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

3.	Fair Value Disclosures (Continued)

The Committee is also responsible for monitoring the implementation of the pricing policies by the Advisor’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Advisor’s prices).

For Separate Account No. 66, all investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year for Separate Account No. 66.

For Separate Accounts No. 10, 4, and 3, assets measured at fair value on a recurring basis are summarized below as of the dates indicated:

	Fair Value Measurements as of December 31, 2025
	Level 1
	Separate Account No. 10	Separate Account No. 4	Separate Account No. 3
Assets
Investments:
Common stocks
Communication services	$942,816	$13,851,563	$1,407,396
Consumer discretionary	961,630	15,347,515	3,390,587
Consumer staples	513,089	2,790,839	371,500
Energy	309,193	329,539	—
Financials	1,489,990	7,309,742	1,187,528
Health Care	1,126,616	9,335,100	3,254,118
Industrials	954,986	6,821,578	5,747,267
Information Technology	2,814,334	57,584,655	4,750,460
Materials & processing	281,814	356,741	—
Real estate	140,824	492,705	—
Utilities	224,789	321,968	—

Total common stocks	9,760,081	114,541,945	20,108,856

Other financial instruments:
Futures Contracts(1)	—	(11,545)	—

Total other financial instruments	—	(11,545)	—

Total Level 1	$9,760,081	$114,530,400	$20,108,856

FSA-82

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

3.	Fair Value Disclosures (Concluded)

	Level 2
	Separate Account No. 10	Separate Account No. 4	Separate Account No. 3
Assets
Investments:
Fixed Maturities, available for sale
Corporate	$2,167,624	$—	$—
U.S. Treasury, government and agency	2,684,213	—	—
States and political subdivision	64,711	—	—
Commercial mortgage-backed	7,379	—	—
Mortgage Pass-Throughs	1,580,427	—	—
Asset-backed	22,785	—	—

Total fixed maturities, available for sale	6,527,139	—	—

Common stocks
Communication services	—	—	—
Consumer discretionary	—	—	—
Consumer staples	—	—	—
Energy	—	—	—
Financials	—	—	—
Health Care	—	—	—
Industrials	—	—	—
Information Technology	—	—	—
Materials & processing	—	—	—
Utilities	—	—	—

Total common stocks	—	—	—

Short-term investments
U.S. Treasury, government and agency	494,519	—	—

Total short-term investments	494,519	—	—

Affiliated separate accounts	—	—	—

Total Level 2	$7,021,658	$—	$—

(1)	Only variation margin receivable/(payable) at year end is reported within the statement of assets and liabilities. This mount reflects cumulative unrealized depreciation of futures as reported in the portfolio of investments.

4.	Segment Reporting

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. The Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, the Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Portfolio of Investments, and Financial Highlights.

FSA-83

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios

Investment Security Transactions:

For the year ended December 31, 2025, investment security transactions, excluding short-term debt securities, were as follows for Separate Accounts No. 10, 4, and 3:

	Purchases		Sales
Fund	Stocks and Debt Securities	U.S. Government and Agencies	Stocks and Debt Securities	U.S. Government and Agencies
Separate Account No. 10	$15,743,949	$6,064,649	$17,448,263	$6,084,834
Separate Account No. 4	17,413,513	—	34,349,295	—
Separate Account No. 3	22,247,727	—	25,885,534	—

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2025 were as follows: for Separate Account No. 66:

	Purchases	Sales
1290 Avantis® U.S. Large Cap Growth	$165,604	$291,212
1290 VT Equity Income	315,360	489,958
1290 VT GAMCO Mergers & Acquisitions	28,967	73,525
1290 VT GAMCO Small Company Value	333,549	827,448
1290 VT Socially Responsible	494,787	281,784
American Funds IS® 2020 Target Date Fund	415,349	168,756
American Funds IS® 2025 Target Date Fund	1,914,835	670,548
American Funds IS® 2030 Target Date Fund	3,132,752	328,305
American Funds IS® 2035 Target Date Fund	3,072,429	2,185,603
American Funds IS® 2040 Target Date Fund	1,813,226	135,277
American Funds IS® 2045 Target Date Fund	2,339,415	243,337
American Funds IS® 2050 Target Date Fund	1,652,658	398,218
American Funds IS® 2055 Target Date Fund	1,455,126	610,619
American Funds IS® 2060 Target Date Fund	23,754	9,112
American Funds IS® 2065 Target Date Fund	14,837	2,800
American Funds IS® 2070 Target Date Fund	18,700	689
EQ/AB Small Cap Growth	233,062	197,607
EQ/Aggressive Allocation	533,635	567,235
EQ/All Asset Growth Allocation	95,985	84,990
EQ/Capital Group Research	1,165,958	1,191,257
EQ/ClearBridge Large Cap Growth ESG	188,482	173,228
EQ/Conservative Allocation	269,979	827,221
EQ/Conservative-Plus Allocation	183,101	263,893
EQ/Core Plus Bond	211,030	122,429
EQ/Equity 500 Index	2,488,969	4,780,551
EQ/Global Equity Managed Volatility	236,627	184,822
EQ/Intermediate Government Bond	504,684	230,529
EQ/International Core Managed Volatility	344,972	222,953
EQ/International Equity Index	868,233	1,343,310
EQ/Janus Enterprise	201,518	278,461
EQ/JPMorgan Growth Stock	442,522	361,793
EQ/JPMorgan Value Opportunities	12,533	984
EQ/Large Cap Growth Index	1,848,210	1,408,545
EQ/Large Cap Growth Managed Volatility	776,787	1,150,336
EQ/Large Cap Value Managed Volatility	861,938	1,208,794
EQ/MFS International Growth	894,914	210,089
EQ/Mid Cap Index	180,676	288,008

FSA-84

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/Mid Cap Value Managed Volatility	$400,758	$666,590
EQ/Moderate Allocation	5,783,291	5,500,096
EQ/Moderate-Plus Allocation	545,469	485,253
EQ/Money Market	4,413,488	4,826,783
EQ/PIMCO Global Real Return	53,626	35,504
EQ/PIMCO Ultra Short Bond	241,881	164,334
EQ/Quality Bond PLUS	3,746	392
EQ/Small Company Index	330,858	1,073,347
Equitable Conservative Growth MF/ETF	69,638	26,040
Multimanager Core Bond	26,921	102,192
Multimanager Technology	1,380,512	1,188,201
Target 2015 Allocation	48,886	39,931
Target 2025 Allocation	118,522	318,166
Target 2035 Allocation	50,357	39,931
Target 2045 Allocation	103,319	122,945
Target 2055 Allocation	1,472	8,865
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	1,942,580	670,423
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio	8,535,583	3,062,698

6.	Expenses and Related Party Transactions

In Separate Account No. 66, the assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. 1290 Funds issue Class A, Class I and Class R shares and EQAT issues Class IA, Class IB and Class K shares. All share classes issued by 1290 Funds and EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class IB and Class R shares are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by 1290 Funds and EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the 1290 Trust, on behalf of each related Portfolio, may charge an annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A shares and 0.50% of the average daily net assets of a Portfolio attributable to its Class R shares. The Distributions Plans also provide that the EQAT, on behalf of each related Portfolio, may charge a maximum 12b-1 fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as the investment advisor of the

Portfolios of 1290 Funds. EIMG, a wholly-owned subsidiary of Equitable Financial, serves as the investment adviser of the Portfolios EQAT. EIM and EIMG either (1) directly manage the Portfolios or (2) contract with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIM and EIMG receive management fees for services performed in its capacity as the investment adviser of the Portfolios of 1290 Funds and EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. EIM serves as the administrator of the Portfolios of 1290 Funds and EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of 1290 Funds and EQAT. Expenses of the Portfolios of 1290 Funds and EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.49% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average

FSA-85

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions (Concluded)

daily net assets of the Portfolios of 1290 Funds and EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. For the year ended December 31, 2025, there were no 12b-1 fees or additional payments from the unaffiliated portfolio. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for the EQ/AB Small Cap Growth; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Mid Cap Index; EQ/Small Company Index and Separate Accounts No. 10, 4 and 3; as well as a portion of EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, and Multimanager Technology. AllianceBernstein is a publicly traded limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors is an affiliate of Equitable Financial, and a distributor and principal underwriter of the policies (“Contracts”). Equitable Advisors is registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“ Equitable Network”) or its subsidiaries (affiliates of Equitable Financial). Equitable Advisors receives commissions and other service-related payments under its distribution agreement with Equitable Financial and its networking agreement with Equitable Network.

In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Financial, AllianceBernstein, and Equitable Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Financial Funds’ portfolio transactions.

Equitable Financial serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

Charges and fees relating to the Portfolios are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value.

RIA

Charges and fees relating to the Portfolios are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts which participate in the Portfolios. Depending upon the terms of a contract, sales-related fees and operating expenses are paid by the contract holders (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value from contractowners. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

Investment Management Fee:

An annual rate of 0.50% of the net assets attributable to RIA units is assessed for the AllianceBernstein Balanced Fund, and AllianceBernstein Mid Cap Growth Fund, and an annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as a reduction in RIA unit value.

FSA-86

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

Administrative Fees:

Contracts investing in the Portfolios are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Portfolio units or (ii) reduction in unit value. These fees may include: Ongoing Operations Fee — An expense charge is made based on the combined net balances of each fund. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) reduction in unit value. For employer plans which adopted RIA after February 9, 1986, the monthly rate ranges are summarized in the table below:

Combined balance of investment options	Monthly Rate
First $150,000	1/12 of 1.25%
Next $350,000	1/12 of 1.00%
Next $500,000	1/12 of 0.75%
Next $1,500,000	1/12 of 0.50%
Over $2,500,000	1/12 of 0.25%

Participant Recordkeeping Services Charge — Employers electing RIA’s optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or (ii) reduction in unit value.

Contingent Withdrawal Charge — Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6.00% of the total plan assets withdrawn and is deducted as a liquidation of Portfolio units.

Loan Fee — A loan fee equal to 1.00% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

Operating and Expense Charges:

In addition to the charges and fees mentioned above, Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

MRP

Charges and fees relating to the Portfolios paid to Equitable Financial are deducted in accordance with the terms of the various contracts which participate in the Portfolios. With respect to the Members Retirement Program these expenses consist of investment management, program expense charge, direct expenses, and record maintenance. These charges and fees are paid to Equitable Financial. Fees with respect to the Members Retirement Program contracts are as follows:

•

Program Expense Charge — Equitable Financial assesses a Program expense charge on a monthly basis, which is charged against accounts in the plans that invest in the Separate Accounts. Equitable Financial determines the Program expense charge for each plan on the last day of each month, based on two factors: (1) the average account value of the accounts in the plan, and (2) the value of the total plan assets invested in the Members Retirement Program by the plan, on that date. The Program expense charge is applied to all assets in the plan. All participants in a plan pay the Program expense charge at the same percentage rate, regardless of individual account value. Prior to May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.80% of the next $250,000 and (iii) 0.65% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 1.00% of the first $250,000, (ii) 0.70% of the next $250,000 and (iii) 0.55% of the excess over $500,000. Effective May 2, 2016, the Program expense charges will be as follows; if the Average account value under the Plan is $75,000 or less, then the Program expense charge will be (i) 0.85% of the first $250,000 (ii) 0.65% of the next $250,000 and (iii) 0.50% of the excess over $500,000. If the Average account value under the Plan is more than $75,000, then the Program expense charge will be (i) 0.85% of the first $250,000, (ii) 0.55% of the next $250,000 and (iii) 0.40% of the excess over $500,000.

FSA-87

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

•

Investment Management Fees — An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the AllianceBernstein Balanced Fund and an effective annual rate of 0.30% for the AllianceBernstein Growth Equity Fund and an effective annual rate of 0.65% for the AllianceBernstein Mid Cap Growth Fund. This fee is reflected as a reduction in MRP unit value.

•

Direct Operating and Other Expenses — In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. This fee is reflected as a reduction in MRP unit value.

•	A record maintenance and report fee of $3.75 per participant is deducted quarterly as a liquidation of fund units.

EPP

Charges and fees relating to the Funds are paid to Equitable Financial and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) reduction in unit value. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

Investment Management Fee:

An annual rate of 0.25% of the total plan and trust net assets is deducted daily for the AllianceBernstein Balanced Fund and an annual rate of 0.08% for the AllianceBernstein Common Stock Fund. This fee is reflected as reduction in EPP unit value.

Administrative Fees:

Ongoing Operations Fee — An expense charge is made based on each client’s combined balance of Master Plan and Trust net assets in the Funds and Equitable Financial’s Fixed Income Accounts at a monthly rate of 1/12 of (i) 1 of the first $500,000 (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000. The ongoing operations fee is generally paid via a liquidation of units held in the fund.

Participant Recordkeeping Services Charge — Employers electing Equi-Pen-Plus’s optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan. The participant recordkeeping service charge is generally paid via a liquidation of units held in the fund.

Withdrawal Charge — A charge is applied if the client terminates plan participation in the Master Retirement Trust (“Master Trust”) and if the client transfers assets to another funding agency before the fifth anniversary of the date Equitable Financial accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:

For Termination Occurring In:	Withdrawal Charge:
Years 1 and 2	3% of all Master Trust assets
Years 3 and 4	2% of all Master Trust assets
Year 5	1% of all Master Trust assets
After Year 5	No Withdrawal Charge

Operating and Expense Charges:

In addition to the charges and fees mentioned above, Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.

FSA-88

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Concluded)

Institutional

Asset Management Fees

Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client’s aggregate interest in Equitable Financial’s Separate Accounts, and are determined monthly. The fees are calculated for each client in accordance with the schedule set forth below for the Balanced Account and the Mid Cap Growth Stock Account:

Each Client’s Aggregate Interest	Annual Rate
Minimum Fee	$5,000
First $2 million	0.85 of 1%
Next $ 3 million	0.60 of 1%
Next $ 5 million	0.40 of 1%
Next $ 15 million	0.30 of 1%
Next $ 75 million	0.25 of 1%
Excess over $ 100 million	0.20 of 1%

Asset management fees for the Growth Stock Account is an expense charge determined monthly with an effective annual rate of 0.08%.

Asset management fees are paid to Equitable Financial. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts.

Administrative Fees

Certain client contracts provide for a fee for administrative services to be paid directly to Equitable Financial. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. The payment of the fee for administrative services has no effect on other Separate Account clients or the unit values of the separate accounts.

Operating and Expense Charges

In addition to the charges and fees mentioned above, the Separate Accounts No. 10, 4, and 3 are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets as Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges including accounting and administration fees.

8.	Changes in Units Outstanding

Accumulation units issued and redeemed for the years or periods ended of December 31, 2025 and December 31, 2024 were (in thousands):

		2025			2024
	Product	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)
SEPARATE ACCOUNT NO. 10
ALLIANCEBERNSTEIN BALANCED FUND	RIA	—	—	—	—	—	—
ALLIANCEBERNSTEIN BALANCED FUND	MRP	7	(19)	(12)	4	(27)	(23)
ALLIANCEBERNSTEIN BALANCED FUND	EPP	—	—	—	—	—	—
BALANCED ACCOUNT	INSTITUTIONAL	—	—	—	—	—	—

FSA-89

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

8.	Changes in Units Outstanding (Continued)

		2025			2024
	Product	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease)

SEPARATE ACCOUNT NO. 4
ALLIANCEBERNSTEIN COMMON STOCK FUND	RIA	—	—	—	—	—	—
ALLIANCEBERNSTEIN GROWTH EQUITY FUND	MRP	1	(3)	(2)	2	(6)	(4)
ALLIANCEBERNSTEIN COMMON STOCK FUND	EPP	—	—	—	—	—	—
GROWTH STOCK ACCOUNT	INSTITUTIONAL	—	—	—	—	—	—

SEPARATE ACCOUNT NO. 3
ALLIANCEBERNSTEIN MID CAP GROWTH FUND	RIA	—	(1)	(1)	—	(1)	(1)
ALLIANCEBERNSTEIN MID CAP GROWTH FUND	MRP	24	(133)	(109)	33	(152)	(119)
MID CAP GROWTH STOCK ACCOUNT	INSTITUTIONAL	—	—	—	—	—	—

			2025			2024
	Product	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

SEPARATE ACCOUNT NO. 66
1290 AVANTIS® U.S. LARGE CAP GROWTH	MRP	CLASS I	8	(15)	(7)	5	(24)	(19)
1290 VT EQUITY INCOME	MRP	CLASS IB	4	(16)	(12)	6	(9)	(3)
1290 VT GAMCO MERGERS & ACQUISITIONS	MRP	CLASS IB	1	(4)	(3)	2	(1)	1
1290 VT GAMCO SMALL COMPANY VALUE	MRP	CLASS IB	2	(13)	(11)	4	(18)	(14)
1290 VT SOCIALLY RESPONSIBLE	RIA	CLASS IB	—	—	—	—	—	—
1290 VT SOCIALLY RESPONSIBLE	MRP	CLASS IB	4	(6)	(2)	4	(27)	(23)
AMERICAN FUNDS IS® 2020 TARGET DATE FUND	MRP	CLASS I	40	(15)	25	—	—	—
AMERICAN FUNDS IS® 2025 TARGET DATE FUND	MRP	CLASS I	179	(61)	118	5	—	5
AMERICAN FUNDS IS® 2030 TARGET DATE FUND	MRP	CLASS I	298	(31)	267	—	—	—
AMERICAN FUNDS IS® 2035 TARGET DATE FUND	MRP	CLASS I	294	(192)	102	—	—	—
AMERICAN FUNDS IS® 2040 TARGET DATE FUND	MRP	CLASS I	172	(12)	160	—	—	—
AMERICAN FUNDS IS® 2045 TARGET DATE FUND	MRP	CLASS I	233	(22)	211	—	—	—
AMERICAN FUNDS IS® 2050 TARGET DATE FUND	MRP	CLASS I	157	(35)	122	—	—	—
AMERICAN FUNDS IS® 2055 TARGET DATE FUND	MRP	CLASS I	139	(56)	83	2	—	2
AMERICAN FUNDS IS® 2060 TARGET DATE FUND	MRP	CLASS I	2	(1)	1	—	—	—

FSA-90

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

8.	Changes in Units Outstanding (Continued)

			2025			2024
	Product	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)
AMERICAN FUNDS IS® 2065 TARGET DATE FUND	MRP	CLASS I	1	—	1	—	—	—
AMERICAN FUNDS IS® 2070 TARGET DATE FUND	MRP	CLASS I	2	—	2	—	—	—
EQ/AB SMALL CAP GROWTH .	RIA	CLASS IB	—	—	—	—	—	—
EQ/AB SMALL CAP GROWTH	MRP	CLASS IB	4	(6)	(2)	8	(8)	—
EQ/AGGRESSIVE ALLOCATION	MRP	CLASS IB	11	(21)	(10)	9	(28)	(19)
EQ/ALL ASSET GROWTH ALLOCATION	MRP	CLASS IB	3	(4)	(1)	3	(1)	2
EQ/CAPITAL GROUP RESEARCH	RIA	CLASS IB	—	—	—	—	—	—
EQ/CAPITAL GROUP RESEARCH	MRP	CLASS IB	3	(11)	(8)	4	(27)	(23)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	RIA	CLASS IB	—	—	—	—	—	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	MRP	CLASS IB	2	(4)	(2)	4	(31)	(27)
EQ/CONSERVATIVE ALLOCATION	MRP	CLASS IB	10	(51)	(41)	12	(13)	(1)
EQ/CONSERVATIVE-PLUS ALLOCATION	MRP	CLASS IB	7	(14)	(7)	6	(4)	2
EQ/CORE PLUS BOND	RIA	CLASS IA	—	—	—	—	—	—
EQ/CORE PLUS BOND	MRP	CLASS IB	13	(10)	3	28	(19)	9
EQ/EQUITY 500 INDEX	RIA	CLASS IA	—	—	—	—	—	—
EQ/EQUITY 500 INDEX	MRP	CLASS IB	28	(89)	(61)	41	(65)	(24)
EQ/GLOBAL EQUITY MANAGED VOLATILITY	RIA	CLASS IB	—	—	—	—	—	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	MRP	CLASS IB	3	(6)	(3)	4	(20)	(16)
EQ/INTERMEDIATE GOVERNMENT BOND	RIA	CLASS IA	—	—	—	—	—	—
EQ/INTERMEDIATE GOVERNMENT BOND	MRP	CLASS IB	29	(17)	12	37	(41)	(4)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	RIA	CLASS IB	—	—	—	—	—	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	MRP	CLASS IB	9	(10)	(1)	6	(16)	(10)
EQ/INTERNATIONAL EQUITY INDEX	RIA	CLASS IA	—	—	—	—	—	—
EQ/INTERNATIONAL EQUITY INDEX	MRP	CLASS IA	16	(34)	(18)	15	(36)	(21)
EQ/JANUS ENTERPRISE	MRP	CLASS IB	3	(8)	(5)	5	(13)	(8)
EQ/JPMORGAN GROWTH STOCK	RIA	CLASS IB	—	—	—	—	—	—
EQ/JPMORGAN GROWTH STOCK	MRP	CLASS IB	4	(7)	(3)	6	(14)	(8)
EQ/JPMORGAN VALUE OPPORTUNITIES	RIA	CLASS IB	—	—	—	—	—	—
EQ/LARGE CAP GROWTH INDEX	RIA	CLASS IB	—	—	—	—	—	—
EQ/LARGE CAP GROWTH INDEX	MRP	CLASS IB	8	(21)	(13)	186	(140)	46
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	RIA	CLASS IB	—	—	—	—	—	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	MRP	CLASS IB	6	(30)	(24)	5	(17)	(12)
EQ/LARGE CAP VALUE MANAGED VOLATILITY	RIA	CLASS IB	—	—	—	—	—	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	MRP	CLASS IB	7	(30)	(23)	10	(90)	(80)

FSA-91

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

8.	Changes in Units Outstanding (Concluded)

			2025			2024
	Product	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)
EQ/MFS INTERNATIONAL GROWTH	MRP	CLASS IB	27	(8)	19	11	(11)	—
EQ/MID CAP INDEX	RIA	CLASS IB	—	—	—	—	—	—
EQ/MID CAP INDEX	MRP	CLASS IB	4	(8)	(4)	3	(5)	(2)
EQ/MID CAP VALUE MANAGED VOLATILITY	RIA	CLASS IB	—	—	—	—	—	—
EQ/MID CAP VALUE MANAGED VOLATILITY	MRP	CLASS IB	3	(14)	(11)	5	(15)	(10)
EQ/MODERATE ALLOCATION	MRP	CLASS IB	171	(274)	(103)	155	(243)	(88)
EQ/MODERATE-PLUS ALLOCATION	MRP	CLASS IB	13	(21)	(8)	14	(26)	(12)
EQ/MONEY MARKET	RIA	CLASS IA	—	—	—	—	—	—
EQ/MONEY MARKET	MRP	CLASS IB	333	(412)	(79)	956	(739)	217
EQ/PIMCO GLOBAL REAL RETURN	MRP	CLASS K	3	(3)	—	10	(12)	(2)
EQ/PIMCO ULTRA SHORT BOND	MRP	CLASS IB	13	(11)	2	100	(127)	(27)
EQ/QUALITY BOND PLUS	RIA	CLASS IA	—	—	—	—	—	—
EQ/SMALL COMPANY INDEX	MRP	CLASS IB	4	(20)	(16)	3	(9)	(6)
EQUITABLE CONSERVATIVE GROWTH MF/ETF	MRP	CLASS IB	3	(1)	2	1	(5)	(4)
MULTIMANAGER CORE BOND	MRP	CLASS IB	1	(9)	(8)	5	(10)	(5)
MULTIMANAGER TECHNOLOGY	RIA	CLASS IB	—	—	—	—	—	—
MULTIMANAGER TECHNOLOGY	MRP	CLASS IB	2	(9)	(7)	6	(18)	(12)
TARGET 2015 ALLOCATION	MRP	CLASS IB	—	(2)	(2)	—	(3)	(3)
TARGET 2025 ALLOCATION	MRP	CLASS IB	—	(14)	(14)	1	(8)	(7)
TARGET 2035 ALLOCATION	MRP	CLASS IB	—	(1)	(1)	—	(2)	(2)
TARGET 2045 ALLOCATION	MRP	CLASS IB	—	(4)	(4)	—	(4)	(4)
TARGET 2055 ALLOCATION	MRP	CLASS IB	—	(1)	(1)	—	—	—
VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	MRP	COMMON SHARES	162	(60)	102	86	(103)	(17)
VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	MRP	COMMON SHARES	298	(123)	175	116	(108)	8

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

9.	Financial Highlights

Equitable Financial issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through Equitable Financial are RIA, MRP, and EPP (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractowners of group annuity contracts issued by Equitable Financial. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the Funds for the day and charges and expenses deducted by the Funds. Contract unit values (RIA, MRP, and EPP) reflect the same investment results, prior to deduction for contract specific charges, earned by the Institutional units. Contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans contracts as percentage of net assets attributable of such units.

FSA-92

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

9.	Financial Highlights (Continued)

Shown below is accumulation unit value information for units outstanding of Separate Accounts No. 10, 4, 3 and 66 for the periods indicated.

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Value (000’s)	Unit Value	Expense Ratio*	Total Return Ratio**

SEPARATE ACCOUNT NO. 10

AllianceBernstein Balanced Fund
December 31, 2025	RIA* - contract charge 0.50% (a)	2	$ 1,177	$651.86	0.87%	16.66%
December 31, 2024	RIA* - contract charge 0.50% (a)	2	$ 1,114	$558.76	0.85%	10.68%
December 31, 2023	RIA* - contract charge 0.50% (a)	2	$ 1,023	$504.85	0.79%	15.97%
December 31, 2022	RIA* - contract charge 0.50% (a)	2	$ 892	$435.33	0.84%	(15.54)%
December 31, 2021	RIA* - contract charge 0.50% (a)	2	$ 1,091	$515.45	1.03%	12.34%
December 31, 2025	MRP* - contract charge 0.50% (a)	96	$14,993	$155.92	0.87%	16.66%
December 31, 2024	MRP* - contract charge 0.50% (a)	108	$14,501	$133.65	0.85%	10.67%
December 31, 2023	MRP* - contract charge 0.50% (a)	131	$15,848	$120.76	0.79%	15.97%
December 31, 2022	MRP* - contract charge 0.50% (a)	141	$14,643	$104.13	0.84%	(15.56)%
December 31, 2021	MRP* - contract charge 0.50% (a)	157	$19,356	$123.32	1.03%	12.33%
December 31, 2025	EPP* - contract charge 0.25% (a)	—(b)	$ 189	$698.95	0.62%	16.66%
December 31, 2024	EPP* - contract charge 0.25% (a)	—(b)	$ 168	$599.14	0.60%	10.68%
December 31, 2023	EPP* - contract charge 0.25% (a)	—(b)	$ 153	$541.33	0.54%	15.97%
December 31, 2022	EPP* - contract charge 0.25% (a)	—(b)	$ 132	$466.79	0.59%	(15.50)%
December 31, 2021	EPP* - contract charge 0.25% (a)	—(b)	$ 153	$552.39	0.78%	12.62%

Balanced Account
December 31, 2025	Institutional	—(b)	$ 2	$76,382.62	0.37%	17.25%
December 31, 2024	Institutional	—(b)	$ 2	$65,147.21	0.35%	11.24%
December 31, 2023	Institutional	—(b)	$ 2	$58,564.84	0.29%	16.55%
December 31, 2022	Institutional	—(b)	$ 16	$50,248.93	0.34%	(15.12)%
December 31, 2021	Institutional	—(b)	$ 37	$59,199.76	0.53%	12.90%

SEPARATE ACCOUNT NO. 4

AllianceBernstein Common Stock Fund
December 31, 2025	RIA* - contract charge 0.08% (a)	1	$ 6,885	$8,225.76	0.15%	18.39%
December 31, 2024	RIA* - contract charge 0.08% (a)	1	$ 6,010	$6,948.18	0.16%	32.81%
December 31, 2023	RIA* - contract charge 0.08% (a)	1	$ 4,614	$5,231.70	0.19%	42.34%
December 31, 2022	RIA* - contract charge 0.08% (a)	1	$ 3,356	$3,675.50	0.20%	(29.12)%
December 31, 2021	RIA* - contract charge0.08% (a)	1	$ 5,015	$5,185.85	0.15%	27.47%
December 31, 2025	EPP* - contract charge 0.08% (a)	—(b)	$ 2,441	$8,535.04	0.15%	18.39%
December 31, 2024	EPP* - contract charge 0.08% (a)	—(b)	$ 2,134	$7,209.42	0.16%	32.81%
December 31, 2023	EPP* - contract charge 0.08% (a)	—(b)	$ 1,623	$5,428.40	0.19%	42.34%
December 31, 2022	EPP* - contract charge 0.08% (a)	—(b)	$ 1,152	$3,813.70	0.20%	(29.12)%
December 31, 2021	EPP* - contract charge 0.08% (a)	—(b)	$ 2,050	$5,380.83	0.15%	27.47%

AllianceBernstein Growth Equity Fund
December 31, 2025	MRP* - contract charge 0.30% (a)	14	$42,124	$3,118.67	0.37%	18.12%
December 31, 2024	MRP* - contract charge 0.30% (a)	16	$42,919	$2,640.21	0.38%	32.52%
December 31, 2023	MRP* - contract charge 0.30% (a)	20	$40,210	$1,992.36	0.41%	42.02%
December 31, 2022	MRP* - contract charge 0.30% (a)	22	$30,357	$1,402.84	0.42%	(29.29)%
December 31, 2021	MRP* - contract charge 0.30% (a)	25	$49,621	$1,984.06	0.37%	27.19%

Growth Stock Account
December 31, 2025	Institutional	1	$64,789	$89,736.03	0.07%	18.48%
December 31, 2024	Institutional	1	$62,389	$75,738.16	0.08%	32.92%
December 31, 2023	Institutional	1	$53,182	$56,981.87	0.11%	42.45%
December 31, 2022	Institutional	1	$42,801	$40,000.49	0.12%	(29.07)%
December 31, 2021	Institutional	1	$67,617	$56,392.53	0.07%	27.57%

SEPARATE ACCOUNT NO. 3

AllianceBernstein Mid Cap Growth Fund
December 31, 2025	RIA* - contract charge 0.50% (a)	5	$ 861	$176.85	0.53%	7.63%
December 31, 2024	RIA* - contract charge 0.50% (a)	6	$ 956	$164.31	0.56%	18.88%
December 31, 2023	RIA* - contract charge 0.50% (a)	7	$ 959	$138.21	0.53%	23.01%
December 31, 2022	RIA* - contract charge 0.50% (a)	7	$ 797	$112.36	0.51%	(28.25)%
December 31, 2021	RIA* - contract charge 0.50% (a)	7	$ 1,130	$156.60	0.51%	15.85%
December 31, 2025	MRP* - contract charge 0.65% (a)	505	$17,956	$35.56	0.68%	7.46%
December 31, 2024	MRP* - contract charge 0.65% (a)	614	$20,327	$33.09	0.71%	18.73%
December 31, 2023	MRP* - contract charge 0.65% (a)	733	$20,420	$27.87	0.68%	22.83%
December 31, 2022	MRP* - contract charge 0.65% (a)	763	$17,319	$22.69	0.66%	(28.38)%
December 31, 2021	MRP* - contract charge 0.65% (a)	815	$25,820	$31.68	0.66%	15.66%

FSA-93

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio*	Total Return Ratio**

Mid Cap Growth Stock Account
December 31, 2025	Institutional	—(b)	$1,492	$20,728.24	0.03%	8.17%
December 31, 2024	Institutional	—(b)	$1,399	$19,162.10	0.06%	19.49%
December 31, 2023	Institutional	—(b)	$1,283	$16,036.91	0.03%	23.62%
December 31, 2022	Institutional	—(b)	$1,142	$12,972.98	0.01%	(27.89)%
December 31, 2021	Institutional	—(b)	$1,479	$17,989.76	0.01%	16.44%

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**

SEPARATE ACCOUNT NO. 66+

1290 Avantis® U.S. Large Cap Growth
2025	MRP	39	$ 885	$ 22.60	0.01%	0.04%	16.98%
2024	MRP	46	$ 895	$ 19.32	0.02%	0.08%	30.10%
2023	MRP	65	$ 967	$ 14.85	0.02%	0.36%	13.71%
2022	MRP	22	$ 282	$ 13.06	0.02%	1.60%	(13.91)%
2021	MRP	22	$ 333	$ 15.17	0.02%	1.15%	19.17%

1290 VT Equity Income
2025	MRP	54	$1,776	$ 32.70	0.01%	2.01%	12.91%
2024	MRP	66	$1,912	$ 28.96	0.02%	2.13%	9.78%
2023	MRP	69	$1,818	$ 26.38	0.02%	1.87%	5.39%
2022	MRP	97	$2,435	$ 25.03	0.02%	2.32%	3.05%
2021	MRP	39	$ 947	$ 24.29	0.02%	1.45%	26.38%

1290 VT GAMCO Mergers & Acquisitions
2025	MRP	7	$ 133	$ 19.78	0.01%	2.94%	15.88%
2024	MRP	10	$ 166	$ 17.07	0.02%	1.94%	9.07%
2023	MRP	9	$ 145	$ 15.65	0.02%	1.91%	9.52%
2022	MRP	9	$ 128	$ 14.29	0.02%	0.40%	(6.05)%
2021	MRP	6	$ 88	$ 15.21	0.02%	0.77%	11.35%

1290 VT GAMCO Small Company Value
2025	MRP	38	$2,469	$ 64.62	0.01%	0.55%	12.81%
2024	MRP	49	$2,797	$ 57.28	0.02%	0.55%	11.57%
2023	MRP	63	$3,212	$ 51.34	0.02%	0.64%	21.03%
2022	MRP	66	$2,790	$ 42.42	0.02%	0.52%	(10.69)%
2021	MRP	71	$3,354	$ 47.50	0.02%	0.61%	25.10%

1290 VT Socially Responsible
2025	RIA	—(b)	$ —	$583.77	0.00%	0.38%	17.22%
	MRP	92	$4,501	$ 49.07	0.01%	0.38%	17.20%
2024	RIA	—(b)	$ —	$498.03	0.00%	0.40%	21.68%
	MRP	94	$3,956	$ 41.87	0.02%	0.40%	21.64%
2023	RIA	—(b)	$ —	$409.31	0.00%	0.67%	27.50%
	MRP	117	$4,032	$ 34.42	0.02%	0.67%	27.48%
2022	RIA	—(b)	$ —	$321.03	0.00%	0.65%	(22.11)%
	MRP	145	$3,917	$ 27.00	0.02%	0.65%	(22.12)%
2021	RIA	—(b)	$ —	$412.16	0.00%	0.47%	30.31%
	MRP	144	$5,005	$ 34.67	0.02%	0.47%	30.29%

American Funds IS® 2020 Target Date Fund
2025	MRP	25	$ 278	$ 11.28	0.01%	1.68%	14.29%

American Funds IS® 2025 Target Date Fund
2025	MRP	123	$1,390	$ 11.32	0.01%	1.78%	14.81%
2024	MRP	5	$ 51	$ 9.86	0.02%	6.31%	(1.99)%

American Funds IS® 2030 Target Date Fund
2025	MRP	267	$3,073	$ 11.49	0.01%	0.81%	16.06%

American Funds IS® 2035 Target Date Fund
2025	MRP	102	$1,190	$ 11.66	0.01%	0.72%	17.66%
2024	MRP	0	$ 1	$ 9.91	0.02%	3.31%	(1.69)%

American Funds IS® 2040 Target Date Fund
2025	MRP	160	$1,915	$ 11.97	0.01%	0.33%	20.67%

FSA-94

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**

American Funds IS® 2045 Target Date Fund
2025	MRP	211	$ 2,546	$ 12.09	0.01%	0.78%	21.51%

American Funds IS® 2050 Target Date Fund
2025	MRP	122	$ 1,472	$ 12.11	0.01%	0.68%	21.95%

American Funds IS® 2055 Target Date Fund
2025	MRP	85	$ 1,029	$ 12.14	0.01%	0.60%	22.26%
2024	MRP	2	$ 19	$ 9.93	0.02%	1.39%	(1.59)%

American Funds IS® 2060 Target Date Fund
2025	MRP	1	$ 17	$ 11.98	0.01%	0.31%	20.89%
2024	MRP	0	$ 1	$ 9.91	0.02%	3.20%	(1.78)%

American Funds IS® 2065 Target Date Fund
2025	MRP	1	$ 13	$ 11.98	0.01%	1.88%	20.64%

American Funds IS® 2070 Target Date Fund
2025	MRP	2	$ 20	$ 11.90	0.01%	0.39%	20.45%

EQ/AB Small Cap Growth
2025	RIA	—(b)	$ 59	$930.82	0.05%	0.15%	9.19%
	MRP	21	$ 765	$ 36.42	0.01%	0.15%	9.24%
2024	RIA	—(b)	$ 52	$852.50	0.05%	0.30%	13.85%
	MRP	23	$ 751	$ 33.34	0.02%	0.30%	13.87%
2023	RIA	—(b)	$ 90	$748.76	0.05%	0.27%	17.67%
	MRP	23	$ 671	$ 29.28	0.02%	0.27%	17.73%
2022	RIA	—(b)	$ 75	$636.34	0.05%	0.15%	(28.49)%
	MRP	30	$ 743	$ 24.87	0.02%	0.15%	(28.47)%
2021	RIA	—(b)	$ 103	$889.91	0.05%	0.00%	12.86%
	MRP	29	$ 999	$ 34.77	0.02%	0.00%	12.89%

EQ/Aggressive Allocation
2025	MRP	79	$ 2,320	$ 29.40	0.01%	1.45%	12.95%
2024	MRP	89	$ 2,315	$ 26.03	0.02%	2.00%	13.72%
2023	MRP	108	$ 2,464	$ 22.89	0.02%	1.42%	18.42%
2022	MRP	108	$ 2,081	$ 19.33	0.02%	0.91%	(18.37)%
2021	MRP	97	$ 2,296	$ 23.68	0.02%	3.75%	17.17%

EQ/All Asset Growth Allocation
2025	MRP	17	$ 430	$ 24.91	0.01%	2.27%	17.22%
2024	MRP	18	$ 385	$ 21.25	0.02%	2.47%	11.14%
2023	MRP	16	$ 305	$ 19.12	0.02%	1.70%	14.15%
2022	MRP	22	$ 376	$ 16.75	0.02%	1.39%	(14.50)%
2021	MRP	20	$ 395	$ 19.59	0.02%	4.21%	10.93%

EQ/Capital Group Research
2025	RIA	—(b)	$ —	$976.99	0.00%	0.44%	19.83%
	MRP	86	$10,264	$120.01	0.01%	0.44%	19.82%
2024	RIA	—(b)	$ —	$815.31	0.00%	1.51%	29.87%
	MRP	94	$ 9,370	$100.16	0.02%	1.51%	29.84%
2023	RIA	—(b)	$ —	$627.79	0.00%	0.35%	22.99%
	MRP	117	$ 9,050	$ 77.14	0.02%	0.35%	22.97%
2022	RIA	—(b)	$ —	$510.46	0.00%	0.17%	(18.98)%
	MRP	121	$ 7,574	$ 62.73	0.02%	0.17%	(19.00)%
2021	RIA	—(b)	$ —	$630.03	0.00%	0.00%	23.06%
	MRP	126	$ 9,729	$ 77.44	0.02%	0.00%	23.04%

EQ/ClearBridge Large Cap Growth ESG
2025	RIA	—(b)	$ 5	$755.98	0.00%	0.00%	7.69%
	MRP	13	$ 691	$ 51.54	0.01%	0.00%	7.67%

FSA-95

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**
EQ/ClearBridge Large Cap Growth ESG (Continued)
2024	RIA	—(b)	$ 2	$ 702.01	0.00%	0.00%	26.75%
	MRP	15	$ 715	$ 47.87	0.02%	0.00%	26.74%
2023	RIA	—(b)	$ 119	$ 553.84	0.00%	0.00%	45.88%
	MRP	42	$ 1,571	$ 37.77	0.02%	0.00%	45.83%
2022	RIA	—(b)	$ 81	$ 379.66	0.00%	0.00%	(32.12)%
	MRP	35	$ 918	$ 25.90	0.02%	0.00%	(32.13)%
2021	RIA	—(b)	$ 120	$ 559.27	0.00%	0.00%	21.72%
	MRP	12	$ 460	$ 38.16	0.00%	0.00%	21.72%

EQ/Conservative Allocation
2025	MRP	109	$ 1,793	$ 16.43	0.01%	2.45%	7.46%
2024	MRP	150	$ 2,296	$ 15.29	0.02%	3.09%	4.65%
2023	MRP	151	$ 2,213	$ 14.61	0.02%	2.44%	7.90%
2022	MRP	153	$ 2,076	$ 13.54	0.02%	1.48%	(12.59)%
2021	MRP	149	$ 2,307	$ 15.49	0.02%	1.44%	2.65%

EQ/Conservative-Plus Allocation
2025	MRP	35	$ 695	$ 19.74	0.01%	2.21%	9.00%
2024	MRP	42	$ 766	$ 18.11	0.02%	2.81%	7.03%
2023	MRP	40	$ 682	$ 16.92	0.02%	2.13%	10.88%
2022	MRP	38	$ 576	$ 15.26	0.02%	1.39%	(14.56)%
2021	MRP	31	$ 561	$ 17.86	0.02%	2.11%	6.69%

EQ/Core Plus Bond
2025	RIA	—(b)	$ —	$ 275.14	0.05%	5.48%	8.40%
	MRP	80	$ 992	$ 12.47	0.01%	5.48%	8.62%
2024	RIA	—(b)	$ —	$ 253.82	0.05%	5.85%	(0.72)%
	MRP	77	$ 880	$ 11.48	0.02%	5.85%	(0.69)%
2023	RIA	—(b)	$ —	$ 255.67	0.05%	2.45%	4.47%
	MRP	68	$ 784	$ 11.56	0.02%	2.45%	4.52%
2022	RIA	—(b)	$ —	$ 244.72	0.05%	2.58%	(12.98)%
	MRP	77	$ 847	$ 11.06	0.02%	2.58%	(12.98)%
2021	RIA	—(b)	$ —	$ 281.22	0.05%	1.34%	(1.73)%
	MRP	70	$ 888	$ 12.71	0.02%	1.34%	(1.70)%

EQ/Equity 500 Index
2025	RIA	—(b)	$ 38	$2,286.84	0.05%	0.71%	17.18%
	MRP	550	$31,396	$ 57.04	0.01%	0.71%	17.22%
2024	RIA	—(b)	$ 33	$1,951.59	0.05%	0.89%	24.25%
	MRP	611	$29,737	$ 48.66	0.02%	0.89%	24.29%
2023	RIA	—(b)	$ 27	$1,570.67	0.05%	1.13%	25.51%
	MRP	635	$24,847	$ 39.15	0.02%	1.13%	25.56%
2022	RIA	—(b)	$ 22	$1,251.42	0.05%	1.05%	(18.58)%
	MRP	664	$20,691	$ 31.18	0.02%	1.05%	(18.55)%
2021	RIA	—(b)	$ 195	$1,536.97	0.05%	0.78%	27.91%
	MRP	688	$26,339	$ 38.28	0.02%	0.78%	27.94%
EQ/Global Equity Managed Volatility
2025	RIA	—(b)	$ 13	$1,262.47	0.00%	0.84%	19.13%
	MRP	35	$ 1,253	$ 35.40	0.01%	0.84%	19.11%
2024	RIA	—(b)	$ 11	$1,059.70	0.00%	1.04%	12.62%
	MRP	38	$ 1,126	$ 29.72	0.02%	1.04%	12.58%
2023	RIA	—(b)	$ 10	$ 940.92	0.00%	0.85%	21.33%
	MRP	54	$ 1,434	$ 26.40	0.02%	0.85%	21.32%
2022	RIA	—(b)	$ 8	$ 775.49	0.00%	0.35%	(20.94)%
	MRP	59	$ 1,292	$ 21.76	0.02%	0.35%	(20.96)%
2021	RIA	—(b)	$ 11	$ 980.94	0.00%	0.92%	15.89%
	MRP	61	$ 1,688	$ 27.53	0.02%	0.92%	15.87%

FSA-96

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**
EQ/Intermediate Government Bond
2025	RIA	—(b)	$ —	$ 255.28	0.05%	3.13%	5.47%
	MRP	290	$ 3,984	$ 13.74	0.01%	3.13%	5.53%
2024	RIA	—(b)	$ —	$ 242.05	0.05%	2.63%	2.35%
	MRP	278	$ 3,624	$ 13.02	0.02%	2.63%	2.44%
2023	RIA	—(b)	$ —	$ 236.49	0.05%	2.86%	3.82%
	MRP	282	$ 3,587	$ 12.71	0.02%	2.86%	3.84%
2022	RIA	—(b)	$ —	$ 227.79	0.05%	0.97%	(7.69)%
	MRP	274	$ 3,350	$ 12.24	0.02%	0.97%	(7.69)%
2021	RIA	—(b)	$ —	$ 246.76	0.05%	0.73%	(2.18)%
	MRP	265	$ 3,510	$ 13.26	0.02%	0.73%	(2.14)%
EQ/International Core Managed Volatility
2025	RIA	—(b)	$ —	$ 289.39	0.00%	1.39%	26.06%
	MRP	71	$ 1,837	$ 25.95	0.01%	1.39%	26.09%
2024	RIA	—(b)	$ —	$ 229.57	0.00%	2.09%	3.28%
	MRP	72	$ 1,482	$ 20.58	0.02%	2.09%	3.26%
2023	RIA	—(b)	$ —	$ 222.27	0.00%	1.80%	16.78%
	MRP	82	$ 1,629	$ 19.93	0.02%	1.80%	16.75%
2022	RIA	—(b)	$ —	$ 190.33	0.00%	1.24%	(14.12)%
	MRP	83	$ 1,420	$ 17.07	0.02%	1.24%	(14.13)%
2021	RIA	—(b)	$ 2	$ 221.63	0.00%	2.22%	10.03%
	MRP	79	$ 1,573	$ 19.88	0.02%	2.22%	10.02%
EQ/International Equity Index
2025	RIA	1	$ 232	$ 375.78	0.05%	3.42%	31.42%
	MRP	190	$ 8,053	$ 42.40	0.01%	3.42%	31.47%
2024	RIA	1	$ 178	$ 285.94	0.05%	2.85%	4.81%
	MRP	208	$ 6,702	$ 32.25	0.02%	2.85%	4.84%
2023	RIA	1	$ 202	$ 272.81	0.05%	2.84%	19.00%
	MRP	229	$ 7,043	$ 30.76	0.02%	2.84%	19.04%
2022	RIA	1	$ 171	$ 229.25	0.05%	2.38%	(11.95)%
	MRP	245	$ 6,342	$ 25.84	0.02%	2.38%	(11.93)%
2021	RIA	1	$ 249	$ 260.37	0.05%	3.15%	10.89%
	MRP	281	$ 8,233	$ 29.34	0.02%	3.15%	10.93%
EQ/Janus Enterprise
2025	MRP	24	$ 867	$ 35.99	0.01%	0.00%	8.05%
2024	MRP	29	$ 962	$ 33.31	0.02%	0.01%	14.11%
2023	MRP	37	$ 1,088	$ 29.19	0.02%	0.04%	16.99%
2022	MRP	26	$ 652	$ 24.95	0.02%	0.00%	(16.58)%
2021	MRP	26	$ 782	$ 29.91	0.02%	0.09%	16.79%
EQ/JPMorgan Growth Stock
2025	RIA	—(b)	$ —	$ 69.33	0.00%	0.00%	14.75%
	MRP	27	$ 1,606	$ 60.03	0.01%	0.00%	14.74%
2024	RIA	—(b)	$ —	$ 60.42	0.00%	0.00%	33.79%
	MRP	30	$ 1,558	$ 52.32	0.02%	0.00%	33.74%
2023	RIA	—(b)	$ —	$ 45.16	0.00%	0.00%	46.34%
	MRP	38	$ 1,489	$ 39.12	0.02%	0.00%	46.30%
2022	RIA	—(b)	$ —	$ 30.86	0.00%	0.00%	(38.65)%
	MRP	41	$ 1,084	$ 26.74	0.02%	0.00%	(38.64)%
2021	RIA	—(b)	$ —	$ 50.30	0.00%	0.00%	13.83%
	MRP	43	$ 1,857	$ 43.58	0.02%	0.00%	13.79%
EQ/JPMorgan Value Opportunities
2025	RIA	—(b)	$ 113	$ 734.00	0.00%	1.10%	15.41%
2024	RIA	—(b)	$ 96	$ 636.01	0.00%	1.14%	15.43%
2023	RIA	—(b)	$ 98	$ 551.01	0.00%	1.45%	10.92%

FSA-97

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**
EQ/JPMorgan Value Opportunities (Continued)
2022	RIA	—(b)	$ 87	$496.77	0.00%	1.07%	0.23%
2021	RIA	—(b)	$ 86	$495.64	0.00%	0.70%	23.20%
EQ/Large Cap Growth Index
2025	RIA	—(b)	$ —	$765.51	0.00%	0.00%	17.73%
	MRP	229	$17,001	$ 74.33	0.01%	0.00%	17.72%
2024	RIA	—(b)	$ —	$650.20	0.00%	0.05%	32.33%
	MRP	242	$15,290	$ 63.14	0.02%	0.05%	32.29%
2023	RIA	—(b)	$ —	$491.36	0.00%	0.25%	41.58%
	MRP	196	$ 9,376	$ 47.73	0.02%	0.25%	41.55%
2022	RIA	—(b)	$ —	$347.06	0.00%	0.24%	(29.55)%
	MRP	198	$ 6,667	$ 33.72	0.02%	0.24%	(29.54)%
2021	RIA	—(b)	$ —	$492.62	0.00%	0.05%	26.73%
	MRP	205	$ 9,812	$ 47.86	0.02%	0.05%	26.68%
EQ/Large Cap Growth Managed Volatility
2025	RIA	—(b)	$ 181	$984.79	0.00%	0.09%	11.07%
	MRP	89	$ 3,667	$ 40.99	0.01%	0.09%	11.05%
2024	RIA	—(b)	$ 165	$886.67	0.00%	0.34%	30.11%
	MRP	113	$ 4,178	$ 36.91	0.02%	0.34%	30.10%
2023	RIA	—(b)	$ 32	$681.46	0.00%	0.41%	38.98%
	MRP	125	$ 3,538	$ 28.37	0.02%	0.41%	38.93%
2022	RIA	—(b)	$ 23	$490.33	0.00%	0.07%	(30.59)%
	MRP	132	$ 2,700	$ 20.42	0.02%	0.07%	(30.59)%
2021	RIA	—(b)	$ 34	$706.41	0.00%	0.00%	24.38%
	MRP	127	$ 3,727	$ 29.42	0.02%	0.00%	24.34%
EQ/Large Cap Value Managed Volatility
2025	RIA	—(b)	$ 162	$461.61	0.00%	1.32%	10.63%
	MRP	145	$ 6,194	$ 42.77	0.01%	1.32%	10.60%
2024	RIA	—(b)	$ 148	$417.24	0.00%	1.27%	14.13%
	MRP	168	$ 6,514	$ 38.67	0.02%	1.27%	14.14%
2023	RIA	—(b)	$ 135	$365.57	0.00%	1.67%	13.97%
	MRP	248	$ 8,388	$ 33.88	0.02%	1.67%	13.96%
2022	RIA	—(b)	$ 121	$320.76	0.00%	1.28%	(11.60)%
	MRP	248	$ 7,366	$ 29.73	0.02%	1.28%	(11.62)%
2021	RIA	—(b)	$ 139	$362.84	0.00%	0.98%	24.83%
	MRP	266	$ 8,950	$ 33.64	0.02%	0.98%	24.78%

EQ/MFS International Growth
2025	MRP	71	$ 2,002	$ 28.09	0.01%	1.09%	20.92%
2024	MRP	52	$ 1,200	$ 23.23	0.02%	0.76%	8.75%
2023	MRP	52	$ 1,113	$ 21.36	0.02%	1.20%	14.35%
2022	MRP	60	$ 1,124	$ 18.68	0.02%	0.87%	(15.17)%
2021	MRP	71	$ 1,558	$ 22.02	0.02%	0.24%	9.39%

EQ/Mid Cap Index
2025	RIA	—(b)	$ 53	$546.97	0.00%	0.72%	6.83%
	MRP	22	$ 807	$ 37.25	0.01%	0.72%	6.83%
2024	RIA	—(b)	$ 50	$511.98	0.00%	0.93%	13.19%
	MRP	26	$ 905	$ 34.87	0.02%	0.93%	13.18%
2023	RIA	—(b)	$ 7	$452.31	0.00%	1.03%	15.75%
	MRP	28	$ 860	$ 30.81	0.02%	1.03%	15.70%
2022	RIA	—(b)	$ 6	$390.76	0.00%	0.90%	(13.61)%
	MRP	33	$ 869	$ 26.63	0.02%	0.90%	(13.62)%
2021	RIA	—(b)	$ 7	$452.31	0.00%	0.63%	23.88%
	MRP	41	$ 1,273	$ 30.83	0.02%	0.63%	23.87%

FSA-98

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**

EQ/Mid Cap Value Managed Volatility
2025	RIA	—(b)	$ 142	$652.48	0.00%	1.12%	4.96%
	MRP	66	$ 3,374	$ 51.31	0.01%	1.12%	4.93%
2024	RIA	—(b)	$ 137	$621.67	0.00%	1.33%	11.67%
	MRP	77	$ 3,758	$ 48.90	0.02%	1.33%	11.64%
2023	RIA	—(b)	$ 123	$556.72	0.00%	1.38%	13.19%
	MRP	87	$ 3,792	$ 43.80	0.02%	1.38%	13.18%
2022	RIA	—(b)	$ 110	$491.83	0.00%	0.91%	(14.57)%
	MRP	110	$ 4,268	$ 38.70	0.02%	0.91%	(14.59)%
2021	RIA	—(b)	$ 136	$575.71	0.00%	0.54%	27.40%
	MRP	118	$ 5,336	$ 45.31	0.02%	0.54%	27.38%

EQ/Moderate Allocation
2025	MRP	1,416	$29,690	$ 20.97	0.01%	2.33%	10.19%
2024	MRP	1,519	$28,913	$ 19.03	0.02%	2.67%	7.88%
2023	MRP	1,607	$28,337	$ 17.64	0.02%	1.97%	12.36%
2022	MRP	1,639	$25,725	$ 15.70	0.02%	1.22%	(15.50)%
2021	MRP	1,803	$33,495	$ 18.58	0.02%	2.65%	8.40%

EQ/Moderate-Plus Allocation
2025	MRP	108	$ 2,709	$ 25.14	0.01%	1.93%	11.49%
2024	MRP	116	$ 2,610	$ 22.55	0.02%	2.38%	10.76%
2023	MRP	128	$ 2,609	$ 20.36	0.02%	1.78%	15.29%
2022	MRP	119	$ 2,094	$ 17.66	0.02%	1.00%	(17.05)%
2021	MRP	124	$ 2,633	$ 21.29	0.02%	3.18%	12.65%

EQ/Money Market
2025	RIA	—(b)	$ —	$206.48	0.05%	3.59%	3.54%
	MRP	1,172	$13,869	$ 11.84	0.01%	3.59%	3.68%
2024	RIA	—(b)	$ —	$199.42	0.05%	4.51%	4.63%
	MRP	1,251	$14,284	$ 11.42	0.02%	4.51%	4.67%
2023	RIA	—(b)	$ —	$190.59	0.05%	4.33%	4.40%
	MRP	1,034	$11,280	$ 10.91	0.02%	4.33%	4.40%
2022	RIA	—(b)	$ —	$182.55	0.05%	1.06%	1.04%
	MRP	1,237	$12,924	$ 10.45	0.02%	1.06%	1.06%
2021	RIA	—(b)	$ —	$180.67	0.05%	0.00%	0.13%
	MRP	1,278	$13,209	$ 10.34	0.02%	0.00%	0.19%

EQ/PIMCO Global Real Return
2025	MRP	56	$ 650	$ 11.54	0.01%	1.41%	5.68%
2024	MRP	56	$ 606	$ 10.92	0.02%	0.73%	0.00%
2023	MRP	58	$ 636	$ 10.92	0.02%	1.66%	4.30%
2022	MRP	57	$ 596	$ 10.47	0.02%	10.67%	(15.90)%
2021	MRP	44	$ 548	$ 12.45	0.02%	10.20%	4.18%
EQ/PIMCO Ultra Short Bond
2025	MRP	83	$ 1,230	$ 14.77	0.01%	4.11%	4.53%
2024	MRP	81	$ 1,149	$ 14.13	0.02%	5.09%	5.76%
2023	MRP	108	$ 1,438	$ 13.36	0.02%	3.40%	5.61%
2022	MRP	133	$ 1,678	$ 12.65	0.02%	1.56%	(0.63)%
2021	MRP	114	$ 1,450	$ 12.73	0.02%	0.36%	(0.47)%
EQ/Quality Bond PLUS
2025	RIA	—(b)	$ 40	$ 280.37	0.05%	3.62%	6.27%
2024	RIA	—(b)	$ 35	$ 263.83	0.05%	3.84%	1.72%
2023	RIA	—(b)	$ 11	$ 259.36	0.05%	2.39%	4.17%
2022	RIA	—(b)	$ 9	$ 248.98	0.05%	0.75%	(10.25)%
2021	RIA	—(b)	$ 7	$ 277.43	0.05%	0.10%	(2.17)%

FSA-99

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

9.	Financial Highlights (Continued)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**
EQ/Small Company Index
2025	MRP	59	$ 3,456	$ 58.68	0.01%	0.78%	12.59%
2024	MRP	75	$ 3,898	$ 52.12	0.02%	1.27%	11.08%
2023	MRP	81	$ 3,809	$ 46.92	0.02%	1.16%	16.80%
2022	MRP	87	$ 3,480	$ 40.17	0.02%	0.87%	(19.84)%
2021	MRP	98	$ 4,920	$ 50.11	0.02%	0.59%	15.04%
Equitable Conservative Growth MF/ETF
2025	MRP	10	$ 206	$ 21.26	0.01%	4.40%	12.01%
2024	MRP	8	$ 160	$ 18.98	0.02%	2.49%	7.23%
2023	MRP	12	$ 209	$ 17.70	0.02%	2.88%	9.87%
2022	MRP	11	$ 184	$ 16.11	0.02%	1.82%	(12.45)%
2021	MRP	10	$ 189	$ 18.40	0.02%	0.64%	10.05%
Multimanager Core Bond
2025	MRP	16	$ 196	$ 12.03	0.01%	3.48%	7.12%
2024	MRP	24	$ 264	$ 11.23	0.02%	3.50%	1.91%
2023	MRP	29	$ 323	$ 11.02	0.02%	2.83%	5.05%
2022	MRP	43	$ 449	$ 10.49	0.02%	2.26%	(12.73)%
2021	MRP	64	$ 774	$ 12.02	0.02%	1.39%	(1.48)%
Multimanager Technology
2025	RIA	—(b)	$ —	$1,587.63	0.00%	0.00%	25.89%
	MRP	69	$10,403	$ 150.26	0.01%	0.00%	25.87%
2024	RIA	—(b)	$ —	$1,261.12	0.00%	0.00%	26.09%
	MRP	76	$ 9,127	$ 119.38	0.02%	0.00%	26.07%
2023	RIA	—(b)	$ —	$1,000.18	0.00%	0.00%	49.54%
	MRP	88	$ 8,327	$ 94.69	0.02%	0.00%	49.52%
2022	RIA	—(b)	$ —	$ 668.82	0.00%	0.00%	(37.30)%
	MRP	92	$ 5,854	$ 63.33	0.02%	0.00%	(37.31)%
2021	RIA	—(b)	$ —	$1,066.64	0.00%	0.00%	20.82%
	MRP	100	$10,146	$ 101.02	0.02%	0.00%	20.81%
Target 2015 Allocation
2025	MRP	29	$ 550	$ 18.91	0.01%	3.77%	9.50%
2024	MRP	31	$ 540	$ 17.27	0.02%	3.50%	4.73%
2023	MRP	34	$ 560	$ 16.49	0.02%	2.44%	9.93%
2022	MRP	35	$ 524	$ 15.00	0.02%	1.93%	(14.19)%
2021	MRP	36	$ 630	$ 17.48	0.02%	1.31%	6.26%
Target 2025 Allocation
2025	MRP	48	$ 1,164	$ 24.12	0.01%	2.34%	13.08%
2024	MRP	62	$ 1,315	$ 21.33	0.02%	2.41%	8.66%
2023	MRP	69	$ 1,362	$ 19.63	0.02%	1.98%	13.60%
2022	MRP	74	$ 1,274	$ 17.28	0.02%	1.41%	(15.25)%
2021	MRP	88	$ 1,786	$ 20.39	0.02%	1.72%	10.76%
Target 2035 Allocation
2025	MRP	38	$ 1,055	$ 28.11	0.01%	2.20%	15.68%
2024	MRP	39	$ 951	$ 24.30	0.02%	2.06%	11.47%
2023	MRP	41	$ 885	$ 21.80	0.02%	1.66%	16.52%
2022	MRP	45	$ 838	$ 18.71	0.02%	1.31%	(16.29)%
2021	MRP	50	$ 1,110	$ 22.35	0.02%	1.69%	14.03%
Target 2045 Allocation
2025	MRP	77	$ 2,338	$ 30.34	0.01%	1.84%	16.78%
2024	MRP	81	$ 2,113	$ 25.98	0.02%	1.75%	12.96%
2023	MRP	85	$ 1,948	$ 23.00	0.02%	1.52%	18.07%
2022	MRP	91	$ 1,768	$ 19.48	0.02%	1.23%	(16.79)%
2021	MRP	95	$ 2,233	$ 23.41	0.02%	1.83%	16.29%

FSA-100

SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Continued)

December 31, 2025

9.	Financial Highlights (Concluded)

		At the year ended			For the year ended
		Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Value	Expense Ratio***	Investment Income Ratio	Total Return Ratio**
Target 2055 Allocation
2025	MRP	1	$ 35	$ 25.69	0.01%	1.35%	17.90%
2024	MRP	2	$ 38	$ 21.79	0.02%	1.39%	14.26%
2023	MRP	2	$ 35	$ 19.07	0.02%	1.02%	19.86%
2022	MRP	4	$ 57	$ 15.91	0.02%	0.51%	(17.61)%
2021	MRP	9	$ 166	$ 19.31	0.02%	1.80%	18.25%
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
2025	MRP	330	$ 3,845	$ 11.63	0.01%	3.52%	6.89%
2024	MRP	228	$ 2,481	$ 10.88	0.02%	2.81%	1.21%
2023	MRP	245	$ 2,635	$ 10.75	0.02%	2.47%	5.60%
2022	MRP	242	$ 2,462	$ 10.18	0.02%	2.12%	(13.29)%
2021	MRP	292	$ 3,426	$ 11.74	0.02%	2.03%	(1.68)%
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
2025	MRP	553	$15,287	$ 27.66	0.01%	1.10%	16.91%
2024	MRP	378	$ 8,951	$ 23.66	0.02%	1.24%	23.74%
2023	MRP	370	$ 7,068	$ 19.12	0.02%	1.13%	25.87%
2022	MRP	360	$ 5,472	$ 15.19	0.02%	1.37%	(19.59)%
2021	MRP	324	$ 6,127	$ 18.89	0.02%	1.09%	25.60%

(a)	Contract charge as described in footnote 7 included in these financial statements.
(b)	Amount rounds to less than 500 units.
*	For Separate Accounts No. 3, 4, and 10, expenses as a percentage of average net assets (at the rates indicated) consisting of mortality and expense charges and other expenses for each period presented. The ratios included only those expenses that result in a direct reduction to unit values.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
***	For Separate Account No. 66, this ratio represents as the annual percentage of average net assets for each period indicated. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
(+)	Rates charged for the year ended December 31, 2025 are reflected under “Contract Charges” shown for each unit value class in the Statement of Assets and Liabilities.

10.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Except as noted below, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable Financial is a wholly-owned subsidiary of Equitable Financial Services, LLC, a Delaware corporation and a wholly-owned direct subsidiary of the Equitable Holdings. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

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SEPARATE ACCOUNTS NO. 10 (POOLED), 4 (POOLED), 3 (POOLED) AND 66

Notes to Financial Statements (Concluded)

December 31, 2025

10.	Subsequent Events (Concluded)

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all stock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

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